UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08134

Eaton Vance Municipals Trust II

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

January 31

Date of Fiscal Year End

January 31, 2023

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
High Yield Municipal
Income Fund
Annual Report
January 31, 2023

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report January 31, 2023
Eaton Vance
High Yield Municipal Income Fund

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
The volatile 12-month period starting February 1, 2022, encompassed the worst one-month performance for municipal bond returns since 2008 and the best one-month performance in 36 years.
As the period began, municipal rates -- along with U.S. Treasury rates -- rose as investors became increasingly concerned about the twin threats of inflation and interest rate hikes. On February 24, 2022, Russia’s invasion of Ukraine sent shock waves through markets worldwide, exacerbating inflationary pressures on energy and food prices. In March, the U.S. Federal Reserve (the Fed) ended a two-year period of near-zero-percent interest rates with a 0.25% increase, its first hike since 2018.
As investors recognized the potential for the Fed to raise interest rates at every policy meeting in 2022 to combat inflation, the Bloomberg Municipal Bond Index (the Index), a broad measure of the municipal bond market, declined 8.98% during the first half of 2022. Municipal bond mutual funds, which had reported net inflows during all but one week of 2021, recorded their worst outflow cycle on record.
In July 2022, however, municipal bond performance briefly turned positive. Helped by a light supply of new issues and increased demand from the reinvestment of maturing debt and coupon payments, municipal mutual funds experienced their first net inflows since January.
From August through October 2022, municipal performance turned negative again. Fund outflows resumed as investors reacted to statements by Fed officials that they were not done with rate hikes and fighting inflation remained the central bank’s top priority. After the Fed’s third straight 0.75% rate hike, the Index fell 3.84% in September -- its worst one-month performance in 14 years.
But in the final months of the period, municipal performance made another U-turn. Despite the Fed announcing a fourth 0.75% rate hike in November, the Index rose 4.68% during the month -- its best monthly performance since 1986. The rally was driven by multiple factors, including Fed signals that future rate hikes might be smaller, lower supplies of new municipal bond issues, growing investor demand, and positive inflows into separately managed accounts and exchange-traded funds, or ETFs.
The Fed indeed delivered a smaller 0.50% rate hike in December, but raised expectations of how high rates might go in 2023. The Index -- helped by attractive yields and limited supply -- nonetheless eked out a slightly positive performance in December. As the period came to a close in January 2023, municipal bonds delivered a third straight month of positive performance, driven by a light supply of new issues and the return of inflows into open-end mutual funds
For the period as a whole, the Index returned -3.25% as interest rates rose and bond prices declined across the municipal bond yield curve. Municipal bonds outperformed U.S. Treasurys along the curve as well. Higher quality municipal bonds generally outperformed lower quality municipal bonds, reflecting decreased investor appetite for risk during the period.
Fund Performance
For the 12-month period ended January 31, 2023, Eaton Vance High Yield Municipal Income Fund (the Fund) returned -6.80% for Class A shares at net asset value (NAV), underperforming its benchmark, the Index, which returned -3.25%.
The Fund invests primarily in high yield municipal obligations -- defined as securities rated BBB and below. The Index, which reflects the broad municipal market, had a significantly smaller weight in BBB-rated and below-investment-grade issues than the Fund during the period.
For the period as a whole, the municipal high yield asset class underperformed the investment-grade municipal asset class. The generally longer durations of high yield bonds -- compared to investment-grade bonds -- meant that high yield bonds were more negatively affected by the U.S. Federal Reserve’s aggressive rate hikes during the period.
Detractors from Fund performance versus the Index during the period included an overweight position in bonds rated BBB and below, an overweight position in bonds with 17 years or more remaining to maturity, and security selections and an overweight position in the health care sector.
In contrast, contributors to Fund performance relative to the Index included an overweight position in Illinois bonds; security selections in the special tax sector; and the Fund’s hedging strategy, which used U.S. Treasury futures to help mitigate interest rate volatility during the period.
As a risk-management tactic within the Fund’s overall strategy, interest rate hedging is intended to moderate performance in both up and down markets. During a period when interest rates increased, the Fund’s hedging strategy mitigated some of the negative effects of rising rates and contributed to Fund performance relative to the Index, which is unhedged.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Performance

Portfolio Manager(s) Cynthia J. Clemson and William J. Delahunty, CFA
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	08/07/1995	08/07/1995	(6.80)%	1.91%	3.20%
Class A with 3.25% Maximum Sales Charge	—	—	(9.87)	1.24	2.86
Class C at NAV	06/18/1997	08/07/1995	(7.49)	1.18	2.59
Class C with 1% Maximum Deferred Sales Charge	—	—	(8.39)	1.18	2.59
Class I at NAV	05/09/2007	08/07/1995	(6.55)	2.19	3.46
Class W at NAV	10/01/2021	08/07/1995	(6.23)	2.28	3.51

Bloomberg Municipal Bond Index	—	—	(3.25)%	2.07%	2.38%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class W
Gross	0.76%	1.51%	0.51%	0.48%
Net	0.76	1.51	0.51	0.09
% Distribution Rates/Yields[4]	Class A	Class C	Class I	Class W
Distribution Rate	3.93%	3.18%	4.17%	4.65%
Taxable-Equivalent Distribution Rate	6.63	5.37	7.05	7.85
SEC 30-day Yield	3.60	2.97	3.97	4.44
Taxable-Equivalent SEC 30-day Yield	6.08	5.02	6.70	7.50
% Total Leverage[5]
Residual Interest Bond (RIB) Financing	7.12%
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment[2]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	01/31/2012	$12,918	N.A.
Class I, at minimum investment	$1,000,000	01/31/2012	$1,405,223	N.A.
Class W	$10,000	01/31/2012	$14,116	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Fund Profile

Credit Quality (% of total investments)[1,2]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
[2]	The chart includes the municipal bonds held by a trust that issues residual interest bonds, consistent with the Portfolio of Investments.
4

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class W is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
[3]	Source: Fund prospectus. Net expense ratio for Class W reflects a contractual expense reimbursement of investment advisory fees that continues through 5/31/24. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.
[5]	Fund employs RIB financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of NAV). The cost of leverage rises and falls with changes in short-term interest rates. See “Floating Rate Notes Issued in Conjunction with Securities Held” in the notes to the financial statements for more information about RIB financing. RIB leverage represents the amount of Floating Rate Notes outstanding at period end as a percentage of Fund net assets plus Floating Rate Notes.
Fund profile subject to change due to active management.
Additional Information
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.

5

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (8/1/22)	Ending Account Value (1/31/23)	Expenses Paid During Period* (8/1/22 – 1/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 993.40	$5.02	1.00%
Class C	$1,000.00	$ 990.10	$8.83	1.76%
Class I	$1,000.00	$ 994.70	$3.77	0.75%
Class W	$1,000.00	$ 995.90	$1.11**	0.22%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.16	$5.09	1.00%
Class C	$1,000.00	$1,016.33	$8.94	1.76%
Class I	$1,000.00	$1,021.43	$3.82	0.75%
Class W	$1,000.00	$1,024.10	$1.12**	0.22%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2022.
**	Absent a reimbursement of investment advisory fees by an affiliate, expenses would be higher.
6

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Portfolio of Investments

Corporate Bonds — 2.0%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.2%
Boston Medical Center Corp., 4.581%, 7/1/47	$4,165	$ 3,653,862
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	5,365	5,284,525
Montefiore Obligated Group, 4.287%, 9/1/50	8,915	5,654,880
		$ 14,593,267
Other — 0.8%
Morongo Band of Mission Indians, 7.00%, 10/1/39(1)	$7,980	$ 8,813,591
		$ 8,813,591
Total Corporate Bonds (identified cost $26,387,200)		$ 23,406,858

Tax-Exempt Municipal Obligations — 99.4%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), (AMT), 5.00%, 12/31/23(3)	$567	$ 102,093
		$ 102,093
Education — 4.3%
Arizona Industrial Development Authority, (Doral Academy of Nevada), 5.00%, 7/15/39(1)	$1,270	$ 1,244,384
Arizona Industrial Development Authority, (Pinecrest Academy of Nevada), 4.00%, 7/15/50(1)	925	735,107
Build NYC Resource Corp., NY, (East Harlem Scholars Academy Charter School), Social Bonds, 5.75%, 6/1/52(1)	1,500	1,546,860
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.):
5.375%, 6/15/38(1)	545	542,984
5.375%, 6/15/48(1)	1,020	967,888
Capital Trust Agency, FL, (Liza Jackson Preparatory School, Inc.), 5.00%, 8/1/55	325	328,861
Colorado Educational and Cultural Facilities Authority, (Aspen View Academy):
4.00%, 5/1/41	100	89,806
4.00%, 5/1/51	500	421,860
District of Columbia, (KIPP DC):
4.00%, 7/1/44	275	243,722
Security	Principal Amount (000's omitted)	Value
Education (continued)
District of Columbia, (KIPP DC): (continued)
4.00%, 7/1/49	$385	$ 329,217
District of Columbia, (Rocketship DC Obligated Group):
5.00%, 6/1/41(1)	1,190	1,180,040
5.00%, 6/1/49(1)	2,100	1,999,515
5.00%, 6/1/61(1)	1,175	1,086,699
Florida Development Finance Corp., (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc.), 4.00%, 7/1/51(1)	1,000	795,290
Florida Development Finance Corp., (River City Science Academy Project), 4.00%, 7/1/55	750	630,300
Florida Higher Educational Facilities Financing Authority, (Jacksonville University), 5.00%, 6/1/48(1)	750	677,227
Indiana Finance Authority, (KIPP Indianapolis, Inc.):
5.00%, 7/1/40	145	143,994
5.00%, 7/1/55	460	436,673
Los Ranchos de Albuquerque, NM, (Albuquerque Academy):
4.00%, 9/1/35	300	310,827
4.00%, 9/1/40	1,200	1,204,704
Maricopa County Industrial Development Authority, AZ, (Legacy Traditional Schools):
4.00%, 7/1/51(1)	1,650	1,296,240
4.00%, 7/1/56(1)	1,220	926,431
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/46	4,000	4,093,960
Public Finance Authority, WI, (North Carolina Leadership Academy):
4.00%, 6/15/29(1)	265	254,456
5.00%, 6/15/39(1)	205	198,965
5.00%, 6/15/49(1)	260	240,300
Public Finance Authority, WI, (Roseman University of Health Sciences):
4.00%, 4/1/52(1)	1,000	768,930
5.00%, 4/1/40(1)	840	832,297
5.00%, 4/1/50(1)	2,510	2,371,322
Romeoville, IL, (Lewis University), 5.00%, 10/1/30	1,000	1,016,690
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 4.00%, 4/1/54	2,000	1,634,360
Tennessee State School Bond Authority:
5.00%, 11/1/52	380	426,337
5.00%, 11/1/52(4)	10,000	11,219,400
University of California, 5.00%, 5/15/38(4)	10,000	10,059,800
Wisconsin Health and Educational Facilities Authority, (Hmong American Peace Academy, Ltd.), 4.00%, 3/15/40	750	689,782
		$ 50,945,228

7
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities — 2.7%
Arkansas River Power Authority, CO, 5.00%, 10/1/43	$4,235	$ 4,283,914
Burke County Development Authority, GA, (Oglethorpe Power Corp.), 4.125%, 11/1/45	15,890	14,897,988
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	2,010	1,732,620
South Carolina Public Service Authority, 5.75%, 12/1/47	10,000	11,189,300
		$ 32,103,822
Escrowed/Prerefunded — 2.6%
Build NYC Resource Corp., NY, (YMCA of Greater New York), Prerefunded to 8/1/25, 4.00%, 8/1/36	$875	$ 912,975
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.):
Prerefunded to 7/1/24, 5.00%, 7/1/34	750	775,710
Prerefunded to 7/1/24, 5.00%, 7/1/39	1,250	1,292,850
Illinois Finance Authority, (Plymouth Place, Inc.), Prerefunded to 5/15/25, 5.00%, 5/15/37	1,000	1,058,950
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), Prerefunded to 11/15/24, 4.25%, 11/15/41	3,940	4,070,966
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC - Texas A&M University):
Prerefunded to 4/1/24, 5.00%, 4/1/34	3,885	3,984,961
Prerefunded to 4/1/24, 5.00%, 4/1/39	3,500	3,590,055
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 12/15/28, 5.00%, 6/15/43	570	660,192
San Joaquin Hills Transportation Corridor Agency, CA, Prerefunded to 1/15/25, 5.00%, 1/15/44	10,000	10,543,300
Savannah Economic Development Authority, GA, (Marshes Skidaway Island Project), Prerefunded to 1/1/24, 7.00%, 1/1/34	3,000	3,119,640
Southwestern Illinois Development Authority, (Memorial Group, Inc.), Prerefunded to 11/1/23, 7.25%, 11/1/33	1,455	1,503,015
		$ 31,512,614
General Obligations — 11.4%
Beaverton School District 48J, OR, 5.00%, 6/15/52(4)	$15,000	$ 16,896,900
Centennial Independent School District No. 12, Circle Pines, MN, 0.00%, 2/1/31	1,225	929,885
Chicago Board of Education, IL:
5.00%, 12/1/26	1,595	1,659,661
5.00%, 12/1/36	5,560	5,747,483
5.00%, 12/1/41	3,550	3,604,812
5.00%, 12/1/42	6,950	6,949,374
5.00%, 12/1/46	4,000	4,015,040
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Chicago, IL:
5.00%, 1/1/40	$2,000	$ 2,028,500
5.00%, 1/1/44	7,000	7,033,390
5.25%, 1/1/38	6,750	7,266,982
5.50%, 1/1/43	2,000	2,121,160
Detroit, MI:
5.00%, 4/1/30	1,400	1,474,662
5.00%, 4/1/31	865	910,828
5.50%, 4/1/31	565	620,715
5.50%, 4/1/32	595	652,703
5.50%, 4/1/35	350	378,126
5.50%, 4/1/45	1,930	2,000,426
5.50%, 4/1/50	3,620	3,732,365
Illinois:
4.00%, 11/1/40	4,000	3,800,520
5.00%, 11/1/30	7,200	7,573,536
5.00%, 5/1/33	9,480	10,073,164
5.00%, 5/1/35	3,500	3,547,705
5.00%, 12/1/42	8,125	8,320,569
5.25%, 7/1/30	2,800	2,822,316
5.50%, 5/1/39	1,085	1,178,701
5.50%, 3/1/47	2,000	2,148,340
5.75%, 5/1/45	1,115	1,197,878
Leander Independent School District, 5.00%, 8/15/47(4)	5,000	5,550,800
Puerto Rico:
0.00%, 7/1/24	190	177,879
0.00%, 7/1/33	731	424,221
4.00%, 7/1/33	4,500	4,218,030
5.25%, 7/1/23	317	318,615
5.625%, 7/1/29	3,343	3,560,441
5.75%, 7/1/31	9,280	10,084,866
Sherwood School District No. 88J, OR, 0.00%, 6/15/37	3,630	1,949,455
Ysleta Independent School District, TX, (PSF Guaranteed), 4.25%, 8/15/56	1,500	1,521,720
		$ 136,491,768
Hospital — 6.1%
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/40	$550	$ 556,683
5.00%, 11/1/44	500	505,540
California Public Finance Authority, (Henry Mayo Newhall Hospital), 5.00%, 10/15/37	1,000	1,033,060
California Statewide Communities Development Authority, (Methodist Hospital of Southern California), 5.00%, 1/1/48	2,400	2,481,336

8
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Chattanooga Health, Educational and Housing Facility Board, TN, (CommonSpirit Health), 4.00%, 8/1/44	$1,655	$ 1,594,741
Colorado Health Facilities Authority, (CommonSpirit Health Obligations), 5.50%, 11/1/47	4,000	4,340,160
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/46	3,175	3,266,281
Cuyahoga County, OH, (The MetroHealth System):
5.00%, 2/15/31	1,500	1,584,285
5.00%, 2/15/32	1,500	1,581,810
Decatur Hospital Authority, TX, (Wise Health System):
4.00%, 9/1/34	1,604	1,500,494
4.00%, 9/1/44	9,039	7,655,219
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	2,965	3,031,801
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), Prerefunded to 6/1/23, 6.00%, 6/1/39	3,805	3,844,800
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center), 5.00%, 11/1/37	4,385	4,330,319
Montgomery County Higher Education and Health Authority, PA, (Holy Redeemer Health System), 5.00%, 10/1/40	1,120	1,088,338
Muskingum County, OH, (Genesis HealthCare System Obligated Group):
5.00%, 2/15/33	2,775	2,776,609
5.00%, 2/15/48	3,000	2,744,850
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group):
4.00%, 7/1/48	6,265	5,254,080
5.00%, 7/1/41	1,750	1,744,173
New York Dormitory Authority, (Orange Regional Medical Center):
5.00%, 12/1/32(1)	1,000	1,026,570
5.00%, 12/1/35(1)	1,000	1,009,810
5.00%, 12/1/40(1)	2,300	2,268,651
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/35	3,100	3,105,952
Tarrant County Cultural Education Facilities Finance Corp., TX, (Cook Children's Medical Center), 5.25%, 12/1/39(4)	7,000	7,099,260
Ward County, ND, (Trinity Obligated Group), 5.00%, 6/1/38	2,500	2,466,550
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), Prerefunded to 6/1/23, 5.375%, 6/1/38	2,580	2,604,046
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	2,500	2,523,675
		$ 73,019,093
Security	Principal Amount (000's omitted)	Value
Housing — 2.4%
CMFA Special Finance Agency, CA, (Solana at Grand), 4.00%, 8/1/56(1)	$4,000	$ 3,529,920
CSCDA Community Improvement Authority, CA, Essential Housing Revenue:
Social Bonds, 3.00%, 12/1/56(1)	8,895	6,345,515
Social Bonds, 3.00%, 3/1/57(1)	6,100	4,291,899
Maryland Economic Development Corp., (Morgan State University), Student Housing Revenue, 4.00%, 7/1/40	1,000	973,030
Maryland Economic Development Corp., (University of Maryland), 5.75%, 7/1/53	2,000	2,202,940
National Finance Authority, NH, Municipal Certificates, Series 2022-2, Class A, 4.00%, 10/20/36	6,972	6,761,112
Public Finance Authority, WI, (University of Hawaii Foundation), Green and Social Bonds, 4.00%, 7/1/51(1)	2,500	1,976,050
Texas Student Housing Corp., (University of North Texas):
9.375%, 7/1/06(5)	860	860,000
11.00%, 7/1/31(5)	2,000	2,000,000
		$ 28,940,466
Industrial Development Revenue — 12.6%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(1)	$7,750	$ 7,024,677
Arkansas Development Finance Authority, (United States Steel Corp.), Green Bonds, (AMT), 5.45%, 9/1/52(1)	8,200	8,204,592
Denver City and County, CO, (United Airlines), (AMT), 5.00%, 10/1/32	1,890	1,895,727
Henderson, KY, (Pratt Paper, LLC), (AMT), 4.70%, 1/1/52(1)	4,500	4,321,125
Houston, TX, (United Airlines, Inc. Terminal E Project), (AMT), 4.75%, 7/1/24	3,850	3,856,430
Houston, TX, (United Airlines, Inc.):
(AMT), 4.00%, 7/15/41	4,595	4,141,244
(AMT), 5.00%, 7/15/27	1,750	1,798,913
Iowa Finance Authority, (Iowa Fertilizer Co.), 5.00%, 12/1/50	11,500	11,579,120
Jefferson County Port Authority, OH, (JSW Steel USA Ohio, Inc.), (AMT), 3.50%, 12/1/51(1)	5,250	3,818,220
Louisiana Public Facilities Authority, (Cleco Power LLC), 4.25%, 12/1/38	4,050	3,969,081
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	1,880	1,895,529
Maricopa County Industrial Development Authority, AZ, (Commercial Metals Co.), (AMT), 4.00%, 10/15/47(1)	2,650	2,249,612

9
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Industrial Development Revenue (continued)
Maricopa County Pollution Control Corp., AZ, (El Paso Electric Co.), 4.50%, 8/1/42	$6,500	$ 6,501,690
Maryland Economic Development Corp., (AFCO Cargo), (AMT), 3.50%, 7/1/24(1)	805	790,993
Matagorda County Navigation District No. 1, TX, (AEP Texas Central Co.), Series 2008-1, 4.00%, 6/1/30	1,000	1,001,540
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(1)	6,335	5,693,011
(AMT), 4.875%, 11/1/42(1)	6,965	6,467,769
Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	8,890	7,186,320
New Hampshire Business Finance Authority, (Casella Waste Systems, Inc.), 2.95%, 4/1/29(1)	480	428,093
New Jersey Economic Development Authority, (Continental Airlines):
5.25%, 9/15/29	8,285	8,372,738
(AMT), 5.50%, 6/1/33	4,375	4,431,350
(AMT), 5.625%, 11/15/30	3,860	3,952,717
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.125% to 6/1/26 (Put Date), 12/1/44(1)	2,000	1,898,520
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 10/1/40	21,725	22,237,275
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(1)	1,000	972,980
Phenix City Industrial Development Board, AL, (MeadWestvaco Coated Board), (AMT), 4.125%, 5/15/35	13,570	13,569,593
Public Finance Authority, WI, (Celanese Corp.), (AMT), 4.30%, 11/1/30	5,000	4,896,450
Rockdale County Development Authority, GA, (Pratt Paper, LLC), (AMT), 4.00%, 1/1/38(1)	6,290	5,950,780
Vermont Economic Development Authority, (Casella Waste Systems, Inc.), (AMT), 4.625% to 4/3/28 (Put Date), 4/1/36(1)	475	469,281
Virginia Small Business Financing Authority, (Covanta), (AMT), 5.00% to 7/1/38 (Put Date), 1/1/48(1)	1,440	1,380,182
		$ 150,955,552
Insured - Escrowed/Prerefunded — 1.0%
Irvington Township, NJ, (AGM), Prerefunded to 7/15/24, 5.00%, 7/15/32	$1,000	$ 1,037,400
North Texas Tollway Authority, (AGC), Prerefunded to 1/1/25, 6.20%, 1/1/42	10,000	10,715,500
		$ 11,752,900
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations — 1.2%
Atlantic City, NJ, (AGM), 4.00%, 3/1/42	$480	$ 482,443
McHenry County Community Unit School District No. 12, IL, (Johnsburg):
(AGM), 5.00%, 1/1/31	3,175	3,242,056
(AGM), 5.00%, 1/1/32	1,215	1,240,552
(AGM), 5.00%, 1/1/33	1,405	1,434,280
(AGM), 5.00%, 7/1/34	2,810	2,869,600
Proviso Township High School District No. 209, IL, (AGM), 4.00%, 12/1/38	5,000	5,073,900
		$ 14,342,831
Insured - Hospital — 0.3%
California Statewide Communities Development Authority, (Enloe University Medical Center), (AGM), 5.25%, 8/15/52	$600	$ 649,506
Grand Forks, ND, (Altru Health System), (AGM), 3.00%, 12/1/51	4,585	3,397,944
		$ 4,047,450
Insured - Other Revenue — 2.3%
Harris County-Houston Sports Authority, TX:
(AGM), (NPFG), 0.00%, 11/15/34	$12,700	$ 7,368,794
(NPFG), 0.00%, 11/15/26	9,395	8,226,732
(NPFG), 0.00%, 11/15/28	9,600	7,770,240
(NPFG), Escrowed to Maturity, 0.00%, 11/15/26	1,115	1,014,549
(NPFG), Escrowed to Maturity, 0.00%, 11/15/28	400	345,692
New York City Industrial Development Agency, NY, (Yankee Stadium), (AGC), 0.00%, 3/1/34	3,500	2,317,385
		$ 27,043,392
Insured - Special Tax Revenue — 2.7%
Illinois Sports Facilities Authority:
(AMBAC), 0.00%, 6/15/25	$750	$ 693,548
(AMBAC), 0.00%, 6/15/26	2,380	2,135,312
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (BAM), 4.00%, 12/15/42	4,060	3,884,689
Miami-Dade County, FL, Professional Sports Franchise Facilities, (AGC), 7.00%, 10/1/39	14,500	18,139,790
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.375%, 11/15/52	2,000	2,218,840
Tolomato Community Development District, FL:
(AGM), 3.75%, 5/1/39	2,515	2,485,021
(AGM), 3.75%, 5/1/40	2,985	2,910,435
		$ 32,467,635

10
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Transportation — 1.4%
Chicago, IL, (O'Hare International Airport):
(AGM), 5.25%, 1/1/32	$1,500	$ 1,503,300
(AGM), 5.25%, 1/1/33	650	651,411
(AGM), 5.50%, 1/1/43	1,355	1,375,528
E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/37	6,665	3,360,293
Foothill/Eastern Transportation Corridor Agency, CA, (AGM), 5.625%, (0.00% until 1/15/24), 1/15/32	1,955	2,241,368
Texas Turnpike Authority, (AMBAC), 0.00%, 8/15/30	9,440	7,496,776
		$ 16,628,676
Insured - Water and Sewer — 0.7%
Jefferson County, AL, Sewer Revenue:
(AGM), 0.00%, 10/1/27	$2,155	$ 1,744,731
(AGM), 0.00%, 10/1/28	3,965	3,007,373
(AGM), 0.00%, 10/1/29	3,035	2,151,360
(AGM), 0.00%, 10/1/30	2,580	1,705,045
		$ 8,608,509
Lease Revenue/Certificates of Participation — 2.3%
Baltimore, MD, (Harbor Point), 5.00%, 6/1/51(1)	$1,600	$ 1,566,880
Charleston Educational Excellence Financing Corp., SC, (Charleston County School District), Prerefunded to 12/1/23, 5.00%, 12/1/29(4)	10,875	11,106,094
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion):
5.00%, 6/15/57	3,000	3,017,820
5.50%, 6/15/53	2,420	2,463,971
New Jersey Economic Development Authority, (School Facilities Construction):
5.00%, 6/15/43	960	1,002,915
5.00%, 6/15/44	8,290	8,706,904
		$ 27,864,584
Nursing Home — 0.0%(2)
Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	$315	$ 316,783
		$ 316,783
Other Revenue — 3.8%
Buckeye Tobacco Settlement Financing Authority, OH, 5.00%, 6/1/55	$31,130	$ 29,729,150
Central Falls Detention Facility Corp., RI, 7.25%, 7/15/35(5)	6,250	1,125,000
Golden State Tobacco Securitization Corp., CA, 5.00%, 6/1/51	2,940	3,127,484
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
Kalispel Tribe of Indians, WA, Series A, 5.25%, 1/1/38(1)	$1,260	$ 1,316,864
Military Installation Development Authority, UT, 4.00%, 6/1/41	1,500	1,246,635
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	2,040	2,060,991
Salt Verde Financial Corp., AZ, Senior Gas Revenue, 5.00%, 12/1/37	5,465	5,796,999
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 4.00%, 6/1/30	700	725,095
		$ 45,128,218
Senior Living/Life Care — 10.6%
California Public Finance Authority, (Enso Village), Green Bonds, 3.125%, 5/15/29(1)	$360	$ 323,410
Atlantic Beach, FL, (Fleet Landing):
5.00%, 11/15/37	7,945	7,945,556
5.00%, 11/15/38	1,000	998,840
California Municipal Finance Authority, (Mt. San Antonio Gardens), 4.00%, 11/15/52	880	666,688
Centerville, OH, (Graceworks Lutheran Services), 5.25%, 11/1/37	3,250	3,142,847
Clackamas County Hospital Facility Authority, OR, (Mary's Woods at Marylhurst), 5.00%, 5/15/48	425	377,069
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.25%, 11/15/50	250	232,083
5.375%, 11/15/55	300	279,288
Colorado Health Facilities Authority, (Aberdeen Ridge):
5.00%, 5/15/44	2,250	1,902,487
5.00%, 5/15/58	2,525	1,968,894
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.25%, 5/15/37	750	743,985
Connecticut Health and Educational Facilities Authority, (Church Home of Hartford, Inc.), 5.00%, 9/1/46(1)	1,000	926,870
District of Columbia, (Ingleside at Rock Creek), 5.00%, 7/1/32	1,600	1,539,472
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.), 5.00%, 12/1/38	1,000	888,310
Hanover County Economic Development Authority, VA, (Covenant Woods), 5.00%, 7/1/38	125	125,043
Harris County Cultural Education Facilities Finance Corp., TX, (Brazos Presbyterian Homes, Inc.):
5.75%, 1/1/28	415	415,344
6.375%, 1/1/33	655	655,806
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,725	1,605,026
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/41	400	355,912

11
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Iowa Finance Authority, (Lifespace Communities, Inc.):
4.125%, 5/15/38	$1,500	$ 1,236,795
5.00%, 5/15/43	2,750	2,438,397
Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.25%, 1/1/37	2,500	2,545,750
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(1)	1,550	1,645,526
5.00%, 11/15/38(1)	1,010	1,050,198
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.):
5.00%, 10/1/37(1)	1,100	1,118,667
5.00%, 10/1/47(1)	1,280	1,267,379
5.00%, 10/1/57(1)	2,410	2,306,683
Massachusetts Development Finance Agency, (Orchard Cove, Inc.), 5.00%, 10/1/39	370	376,175
Massachusetts Development Finance Agency, (Salem Community Corp.), 5.125%, 1/1/40	1,020	959,983
Mesquite Health Facilities Development Corp., TX, (Christian Care Centers), 5.125%, 2/15/30(5)	25	17,750
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	1,300	1,300,182
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.25%, 1/1/48	9,045	8,304,124
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront):
5.125%, 10/1/34	2,500	2,505,150
5.40%, 10/1/44	1,770	1,767,610
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	585	554,159
5.625%, 7/1/46(1)	555	529,637
5.75%, 7/1/54(1)	1,745	1,664,608
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village), 5.00%, 1/1/37	6,320	6,183,362
New Hope Cultural Education Facilities Finance Corp., TX, (The Outlook at Windhaven), 6.75%, 10/1/52	15,000	15,040,200
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.00%, 1/1/25	1,600	1,562,256
4.375%, 1/1/39	1,250	1,036,775
5.00%, 1/1/49	6,000	4,969,920
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/37	1,675	1,742,067
North Carolina Medical Care Commission, (Pennybyrn at Maryfield), 5.00%, 10/1/45	1,000	946,740
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Palm Beach County Health Facilities Authority, FL, (Green Cay Life Plan Village), 11.50%, 7/1/27(1)	$6,000	$ 5,871,660
Palm Beach County Health Facilities Authority, FL, (Toby & Leon Cooperman Sinai Residences of Boca Raton), 4.25%, 6/1/56	1,835	1,402,068
Public Finance Authority, WI, (Church Home of Hartford, Inc.), 5.00%, 9/1/30(1)	770	747,285
South Carolina Jobs-Economic Development Authority, (Kiawah Life Plan Village, Inc.), 8.75%, 7/1/25(1)	1,445	1,526,758
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes), 5.00%, 4/1/30	1,945	1,889,023
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis), 5.00%, 9/1/38	1,250	1,220,863
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks):
6.625%, 11/15/41	725	711,551
6.75%, 11/15/51	3,250	3,106,967
6.875%, 11/15/55	200	193,046
Tarrant County Cultural Education Facilities Finance Corp., TX, (Trinity Terrace), 5.00%, 10/1/44	5,130	5,109,275
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 6.125%, 10/1/52(1)	3,350	2,985,252
Warren County, OH, (Otterbein Homes Obligated Group):
5.00%, 7/1/39	1,975	2,005,672
5.50%, 7/1/39	500	506,210
Washington Housing Finance Commission, (Bayview Manor Homes):
5.00%, 7/1/36(1)	1,500	1,363,035
5.00%, 7/1/46(1)	1,250	1,036,413
Washington Housing Finance Commission, (Horizon House):
5.00%, 1/1/43(1)	4,000	4,003,240
5.00%, 1/1/48(1)	2,410	2,392,913
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/44(1)	2,780	2,312,182
5.00%, 1/1/49(1)	695	559,246
		$ 127,105,682
Special Tax Revenue — 9.7%
Aliso Viejo Community Facilities District No. 2005-01, CA, (Glenwood at Aliso Viejo), 5.00%, 9/1/38	$6,985	$ 7,081,533
Conroe Local Government Corp., TX, (Conroe Convention Center Hotel):
3.50%, 10/1/31(1)	685	597,649
5.00%, 10/1/50(1)	1,605	1,368,792

12
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Irvine Community Facilities District No. 2013-3, CA, (Great Park), 5.00%, 9/1/39	$2,000	$ 2,031,540
Jurupa Public Financing Authority, CA, 5.00%, 9/1/33	600	619,866
Lakewood Ranch Stewardship District, FL, (Villages of Lakewood Ranch South), 5.00%, 5/1/36	4,090	4,125,869
Maryland Economic Development Corp., (Port Covington), 4.00%, 9/1/50	585	491,020
Metropolitan Development and Housing Agency, TN, (Fifth + Broadway Development Project), 5.125%, 6/1/36(1)	900	920,772
Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), 5.00%, 6/15/50	5,000	5,080,850
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	4,460	4,505,849
New River Community Development District, FL, (Capital Improvements):
5.00%, 5/1/13(5)	1,005	10
5.75%, 5/1/38	1,105	1,114,846
New York City Transitional Finance Authority, NY, Future Tax Revenue:
5.00%, 11/1/46(4)	10,000	11,178,100
5.50%, 11/1/45(4)	10,000	11,730,400
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/46	5,000	4,941,500
5.00%, 2/15/37(4)	10,000	10,418,000
Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue, 4.00%, 12/1/51	5,000	4,871,100
Puerto Rico Sales Tax Financing Corp.:
0.00%, 7/1/46	6,880	1,897,848
0.00%, 7/1/51	11,000	2,299,110
4.329%, 7/1/40	4,995	4,794,301
5.00%, 7/1/58	21,175	20,915,394
Reno, NV, Sales Tax Revenue, 4.00%, 6/1/43	1,250	1,236,837
South Orange County Public Financing Authority, CA, (Ladera Ranch):
5.00%, 8/15/31	1,500	1,517,055
5.00%, 8/15/33	1,000	1,010,870
5.00%, 8/15/34	450	454,748
South Village Community Development District, FL:
3.50%, 5/1/32	790	792,481
3.625%, 5/1/35	485	483,157
3.75%, 5/1/38	1,010	975,014
4.875%, 5/1/35	500	501,855
5.00%, 5/1/38	100	100,288
Southern Hills Plantation I Community Development District, FL:
Series A1, 5.80%, 5/1/35	993	908,425
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Southern Hills Plantation I Community Development District, FL: (continued)
Series A2, 5.80%, 5/1/35	$795	$ 543,700
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	490	412,556
Tolomato Community Development District, FL:
3.00%, 5/1/32	1,540	1,339,076
3.25%, 5/1/40	2,865	2,230,918
Winter Garden Village at Fowler Groves Community Development District, FL, 4.125%, 5/1/37	3,405	3,180,508
		$ 116,671,837
Student Loan — 0.4%
New Jersey Higher Education Student Assistance Authority:
(AMT), 4.00%, 12/1/30	$1,795	$ 1,800,654
(AMT), 4.75%, 12/1/43	2,765	2,765,415
		$ 4,566,069
Transportation — 20.4%
Broward County, FL, Port Facilities Revenue, (AMT), 5.25%, 9/1/47	$2,000	$ 2,158,280
California Municipal Finance Authority, (HumanGood - California Obligated Group), (AMT), 5.00%, 6/1/48	1,600	1,619,440
California Municipal Finance Authority, (LINXS Automated People Mover), (AMT), 5.00%, 12/31/43	7,000	7,151,480
Chesapeake Bay Bridge and Tunnel District, VA, (General Resolution), 5.00%, 7/1/51	4,000	4,074,720
Chicago, IL, (O'Hare International Airport):
(AMT), 4.375%, 1/1/40	2,500	2,511,675
(AMT), 5.00%, 7/1/33	500	522,365
(AMT), 5.00%, 1/1/53	5,915	6,107,297
(AMT), 5.50%, 1/1/55(4)	4,000	4,361,600
Colorado High Performance Transportation Enterprise, (U.S. 36 and I-25 Managed Lanes), (AMT), 5.75%, 1/1/44	2,500	2,502,225
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), (AMT), 5.25%, 11/1/29	7,000	7,110,250
Denver City and County, CO, Airport System Revenue, (AMT), 5.00%, 11/15/53	8,385	8,891,035
Grand Parkway Transportation Corp., TX, 5.125%, 10/1/43	3,025	3,042,666
Hidalgo County Regional Mobility Authority, TX:
4.00%, 12/1/39	340	324,282
4.00%, 12/1/40	400	379,168
4.00%, 12/1/41	400	376,700

13
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Kentucky Public Transportation Infrastructure Authority, (Downtown Crossing Project):
0.00%, 7/1/29	$1,135	$ 862,237
0.00%, 7/1/30	500	354,125
0.00%, 7/1/31	1,150	757,804
Prerefunded to 7/1/23, 0.00%, 7/1/28	2,690	1,952,671
Metropolitan Nashville Airport Authority, TN, (AMT), 5.50%, 7/1/52	3,500	3,853,150
Metropolitan Transportation Authority, NY, Green Bonds, 5.25%, 11/15/55	11,500	11,955,285
Mid-Bay Bridge Authority, FL, 5.00%, 10/1/35	5,000	5,159,850
New Jersey Economic Development Authority, (Portal North Bridge), 5.25%, 11/1/47	9,100	9,875,411
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.125%, 1/1/34	5,000	5,059,750
New Jersey Transportation Trust Fund Authority, (Transportation Program):
4.00%, 6/15/39	3,150	3,159,639
4.00%, 6/15/50	5,000	4,761,250
5.50%, 6/15/50	1,750	1,936,918
New Jersey Turnpike Authority, 5.00%, 1/1/48(4)	5,000	5,320,950
New York Thruway Authority, 4.00%, 1/1/45	7,770	7,607,762
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment):
(AMT), 5.00%, 7/1/46	9,435	9,440,944
(AMT), 5.25%, 1/1/50	7,520	7,542,109
New York Transportation Development Corp., (Terminal 4 John F. Kennedy International Airport):
(AMT), 4.00%, 12/1/39	300	284,856
(AMT), 4.00%, 12/1/41	150	139,317
(AMT), 5.00%, 12/1/29	4,700	5,146,876
(AMT), 5.00%, 12/1/31	8,050	8,991,125
North Texas Tollway Authority, 4.125%, 1/1/40	7,500	7,616,775
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One):
(AMT), 5.25%, 6/30/53	3,000	3,156,150
(AMT), 5.75%, 6/30/48	9,750	10,814,602
(AMT), 6.00%, 6/30/61	5,000	5,556,200
Port Authority of New York and New Jersey, (AMT), 4.00%, 9/1/33(4)	12,080	12,218,195
Port of Portland, OR, (Portland International Airport), (AMT), 5.00%, 7/1/50	4,710	4,945,217
Salt Lake City, UT, (Salt Lake City International Airport), (AMT), 5.00%, 7/1/47	7,360	7,574,986
South Jersey Port Corp., NJ, (AMT), 5.00%, 1/1/42	6,500	6,660,550
Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/35	$375	$ 397,924
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Segment 3C), (AMT), 5.00%, 6/30/58	10,975	11,124,589
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/42	5,000	5,080,800
Texas Transportation Commission, (State Highway System):
0.00%, 8/1/36	550	293,084
0.00%, 8/1/46	2,500	736,675
Triborough Bridge and Tunnel Authority, NY, 5.00%, 11/15/51(4)	7,000	7,647,360
Virginia Small Business Financing Authority, (Transform 66 P3 Project):
(AMT), 4.00%, 1/1/40	3,220	3,079,672
(AMT), 5.00%, 12/31/52	12,500	12,518,875
		$ 244,716,866
Water and Sewer — 0.5%
Michigan Finance Authority, (Detroit Water and Sewerage Department), 5.00%, 7/1/33	$1,905	$ 1,958,511
New York City Municipal Water Finance Authority, NY, (Water and Sewer System), 5.25%, 6/15/52(4)	3,000	3,426,420
		$ 5,384,931
Total Tax-Exempt Municipal Obligations (identified cost $1,187,554,928)		$1,190,716,999

Taxable Municipal Obligations — 5.4%
Security	Principal Amount (000's omitted)	Value
Cogeneration — 0.0%(2)
Northampton County Industrial Development Authority, PA, (Northampton Generating), 5.00%, 12/31/23	$230	$ 41,343
		$ 41,343
Education — 0.3%
California Municipal Finance Authority, (Albert Einstein Academies):
4.35%, 8/1/38(1)	$1,100	$ 860,541
4.50%, 8/1/43(1)	1,500	1,082,040

14
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Education (continued)
San Antonio Education Facilities Corp., TX, (University of the Incarnate Word), 3.15%, 4/1/37	$1,750	$ 1,332,923
		$ 3,275,504
Escrowed/Prerefunded — 0.9%
Chicago, IL, Prerefunded to 1/1/25, 7.75%, 1/1/42	$10,316	$ 10,877,500
		$ 10,877,500
General Obligations — 1.1%
Atlantic City, NJ, 7.50%, 3/1/40	$5,440	$ 6,443,843
Chicago, IL, 7.75%, 1/1/42	4,356	4,467,339
Detroit, MI:
3.11%, 4/1/28	830	732,774
3.344%, 4/1/30	125	106,604
3.644%, 4/1/34	500	411,260
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	2,685	1,188,246
		$ 13,350,066
Hospital — 1.5%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$12,750	$ 13,027,822
Middleburg Heights, OH, (Southwest General Health Center), 4.074%, 8/1/47	6,000	4,971,060
		$ 17,998,882
Insured - General Obligations — 0.4%
Detroit, MI, (AMBAC), 5.15%, 4/1/25	$4,779	$ 4,727,867
Elmwood Park, IL, (AGM), 2.544%, 12/1/36	355	273,616
		$ 5,001,483
Special Tax Revenue — 0.6%
American Samoa Economic Development Authority:
2.47%, 9/1/24(1)	$475	$ 452,148
3.72%, 9/1/27(1)	1,115	1,006,410
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands):
4.80%, 3/1/36	3,000	2,588,820
5.25%, 3/1/31	2,910	2,773,405
		$ 6,820,783
Security	Principal Amount (000's omitted)	Value
Transportation — 0.6%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(6)	$7,375	$ 7,573,166
		$ 7,573,166
Total Taxable Municipal Obligations (identified cost $64,366,790)		$ 64,938,727
Total Investments — 106.8% (identified cost $1,278,308,918)		$1,279,062,584
Other Assets, Less Liabilities — (6.8)%		$ (81,368,964)
Net Assets — 100.0%		$1,197,693,620
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $151,096,835 or 12.6% of the Fund's net assets.
(2)	Amount is less than 0.05%.
(3)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(4)	Security represents the municipal bond held by a trust that issues residual interest bonds (see Note 1H).
(5)	Defaulted security. Issuer has defaulted on the payment of interest and/or principal or has filed bankruptcy.
(6)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
At January 31, 2023, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
Texas	13.3%
Illinois	12.7%
New York	12.6%
Others, representing less than 10% individually	66.2%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2023, 9.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 3.8% of total investments.

15
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Portfolio of Investments — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 10-Year Treasury Note	(175)	Short	3/22/23	$(20,040,234)	$ (211,906)
U.S. Long Treasury Bond	(112)	Short	3/22/23	(14,546,000)	(248,831)
					$(460,737)
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
16
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Statement of Assets and Liabilities

January 31, 2023
Assets
Unaffiliated investments, at value (identified cost $1,278,308,918)	$ 1,279,062,584
Cash	34,804
Deposits for derivatives collateral — futures contracts	871,497
Interest receivable	13,597,577
Receivable for investments sold	1,882,356
Receivable for Fund shares sold	3,978,475
Receivable from affiliate	11,553
Total assets	$1,299,438,846
Liabilities
Payable for floating rate notes issued	$ 91,915,598
Demand note payable	290,000
Payable for investments purchased	3,814,768
Payable for Fund shares redeemed	3,469,288
Payable for variation margin on open futures contracts	51,514
Distributions payable	593,553
Payable to affiliates:
Investment adviser fee	431,677
Distribution and service fees	110,343
Interest expense and fees payable	644,314
Accrued expenses	424,171
Total liabilities	$ 101,745,226
Net Assets	$1,197,693,620
Sources of Net Assets
Paid-in capital	$ 1,324,114,280
Accumulated loss	(126,420,660)
Net Assets	$1,197,693,620
Class A Shares
Net Assets	$ 306,809,428
Shares Outstanding	37,656,057
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.15
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 8.42
Class C Shares
Net Assets	$ 53,672,231
Shares Outstanding	7,122,633
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 7.54
Class I Shares
Net Assets	$ 802,994,405
Shares Outstanding	98,452,078
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.16
17
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Statement of Assets and Liabilities — continued

January 31, 2023
Class W Shares
Net Assets	$34,217,556
Shares Outstanding	4,196,142
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.15
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
18
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Statement of Operations

Year Ended
January 31, 2023
Investment Income
Interest income	$ 54,809,912
Total investment income	$ 54,809,912
Expenses
Investment adviser fee	$ 5,376,769
Distribution and service fees:
Class A	835,530
Class C	632,554
Trustees’ fees and expenses	91,968
Custodian fee	286,916
Transfer and dividend disbursing agent fees	450,568
Legal and accounting services	163,545
Printing and postage	59,037
Registration fees	98,876
Interest expense and fees	1,620,290
Miscellaneous	144,931
Total expenses	$ 9,760,984
Deduct:
Reimbursement of investment adviser fee — Class W	$ 71,618
Total expense reductions	$ 71,618
Net expenses	$ 9,689,366
Net investment income	$ 45,120,546
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (77,444,281)
Futures contracts	6,166,692
Net realized loss	$ (71,277,589)
Change in unrealized appreciation (depreciation):
Investments	$ (79,702,938)
Futures contracts	(951,400)
Net change in unrealized appreciation (depreciation)	$ (80,654,338)
Net realized and unrealized loss	$(151,931,927)
Net decrease in net assets from operations	$(106,811,381)
19
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Statements of Changes in Net Assets

	Year Ended January 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 45,120,546	$ 49,317,836
Net realized gain (loss)	(71,277,589)	1,422,237
Net change in unrealized appreciation (depreciation)	(80,654,338)	(49,612,939)
Net increase (decrease) in net assets from operations	$ (106,811,381)	$ 1,127,134
Distributions to shareholders:
Class A	$ (12,459,627)	$ (12,582,413)
Class C	(1,876,321)	(2,056,099)
Class I	(33,694,504)	(34,798,742)
Class W	(764,048)	(1,745) (1)
Total distributions to shareholders	$ (48,794,500)	$ (49,438,999)
Transactions in shares of beneficial interest:
Class A	$ (65,175,033)	$ 6,265,917
Class C	(21,039,817)	(12,390,847)
Class I	(153,802,108)	101,468,938
Class W	34,116,812	310,119 (1)
Net increase (decrease) in net assets from Fund share transactions	$ (205,900,146)	$ 95,654,127
Net increase (decrease) in net assets	$ (361,506,027)	$ 47,342,262
Net Assets
At beginning of year	$ 1,559,199,647	$ 1,511,857,385
At end of year	$1,197,693,620	$1,559,199,647
(1)	For the period from the commencement of operations, October 1, 2021, to January 31, 2022.
20
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Financial Highlights

	Class A
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.080	$ 9.360	$ 9.380	$ 8.830	$ 8.880
Income (Loss) From Operations
Net investment income(1)	$ 0.284	$ 0.281	$ 0.303	$ 0.327	$ 0.345
Net realized and unrealized gain (loss)	(0.905)	(0.279)	(0.008) (2)	0.590	(0.059)
Total income (loss) from operations	$ (0.621)	$ 0.002	$ 0.295	$ 0.917	$ 0.286
Less Distributions
From net investment income	$ (0.309)	$ (0.282)	$ (0.315)	$ (0.367)	$ (0.336)
Total distributions	$ (0.309)	$ (0.282)	$ (0.315)	$ (0.367)	$ (0.336)
Net asset value — End of year	$ 8.150	$ 9.080	$ 9.360	$ 9.380	$ 8.830
Total Return(3)	(6.80)%	(0.02)%	3.31%	10.55%	3.29%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$306,809	$412,905	$419,256	$427,334	$350,923
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%	0.73%	0.76%	0.76%	0.79%
Interest and fee expense(4)	0.13%	0.03%	0.06%	0.13%	0.17%
Total expenses	0.91%	0.76%	0.82%	0.89%	0.96%
Net investment income	3.44%	3.01%	3.35%	3.57%	3.92%
Portfolio Turnover	53%	22%	54%	23%	32%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
21
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Financial Highlights — continued

	Class C
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 8.400	$ 8.660	$ 8.680	$ 8.170	$ 8.210
Income (Loss) From Operations
Net investment income(1)	$ 0.205	$ 0.195	$ 0.219	$ 0.239	$ 0.252
Net realized and unrealized gain (loss)	(0.837)	(0.259)	(0.011) (2)	0.551	(0.042)
Total income (loss) from operations	$ (0.632)	$ (0.064)	$ 0.208	$ 0.790	$ 0.210
Less Distributions
From net investment income	$ (0.228)	$ (0.196)	$ (0.228)	$ (0.280)	$ (0.250)
Total distributions	$ (0.228)	$ (0.196)	$ (0.228)	$ (0.280)	$ (0.250)
Net asset value — End of year	$ 7.540	$ 8.400	$ 8.660	$ 8.680	$ 8.170
Total Return(3)	(7.49)%	(0.78)%	2.52%	9.80%	2.60%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$53,672	$82,817	$97,724	$139,608	$126,049
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.48%	1.51%	1.51%	1.54%
Interest and fee expense(4)	0.13%	0.03%	0.06%	0.13%	0.17%
Total expenses	1.66%	1.51%	1.57%	1.64%	1.71%
Net investment income	2.68%	2.26%	2.63%	2.82%	3.10%
Portfolio Turnover	53%	22%	54%	23%	32%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
22
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Financial Highlights — continued

	Class I
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 9.090	$ 9.370	$ 9.390	$ 8.840	$ 8.880
Income (Loss) From Operations
Net investment income(1)	$ 0.305	$ 0.304	$ 0.326	$ 0.349	$ 0.364
Net realized and unrealized gain (loss)	(0.905)	(0.279)	(0.009) (2)	0.590	(0.046)
Total income (loss) from operations	$ (0.600)	$ 0.025	$ 0.317	$ 0.939	$ 0.318
Less Distributions
From net investment income	$ (0.330)	$ (0.305)	$ (0.337)	$ (0.389)	$ (0.358)
Total distributions	$ (0.330)	$ (0.305)	$ (0.337)	$ (0.389)	$ (0.358)
Net asset value — End of year	$ 8.160	$ 9.090	$ 9.370	$ 9.390	$ 8.840
Total Return(3)	(6.55)%	0.24%	3.57%	10.81%	3.67%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$802,994	$1,063,175	$994,877	$878,062	$656,830
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53%	0.48%	0.51%	0.51%	0.54%
Interest and fee expense(4)	0.13%	0.03%	0.06%	0.13%	0.17%
Total expenses	0.66%	0.51%	0.57%	0.64%	0.71%
Net investment income	3.69%	3.25%	3.59%	3.81%	4.13%
Portfolio Turnover	53%	22%	54%	23%	32%
(1)	Computed using average shares outstanding.
(2)	The per share amount is not in accord with the net realized and unrealized gain (loss) for the period because of the timing of Fund share transactions and the amount of the per share realized and unrealized gains and losses at such time.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
23
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Financial Highlights — continued

	Class W
	Year Ended January 31, 2023	Period Ended January 31, 2022(1)
Net asset value — Beginning of period	$ 9.090	$ 9.320
Income (Loss) From Operations
Net investment income(2)	$ 0.346	$ 0.105
Net realized and unrealized loss	(0.918)	(0.224)
Total loss from operations	$ (0.572)	$(0.119)
Less Distributions
From net investment income	$ (0.368)	$ (0.111)
Total distributions	$ (0.368)	$(0.111)
Net asset value — End of period	$ 8.150	$ 9.090
Total Return(3)(4)	(6.23)%	(1.30)% (5)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$34,218	$ 302
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees (4)	0.08%	0.06% (6)
Interest and fee expense(7)	0.13%	0.03% (6)
Total expenses	0.21%	0.09% (6)
Net investment income	4.30%	3.34% (6)
Portfolio Turnover	53%	22% (8)
(1)	For the period from the commencement of operations, October 1, 2021, to January 31, 2022.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(4)	The investment adviser reimbursed the total amount of the advisory fees paid (equal to 0.43% and 0.37% of average daily net assets for the year ended January 31, 2023 and the period ended January 31, 2022, respectively). Absent this reimbursement, total return would be lower.
(5)	Not annualized.
(6)	Annualized.
(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with residual interest bond transactions (see Note 1H).
(8)	For the year ended January 31, 2022.
24
See Notes to Financial Statements.

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance High Yield Municipal Income Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund seeks to provide high current income exempt from regular federal income tax. The Fund primarily invests in high yield municipal obligations with maturities of ten years or more. The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I and Class W shares are sold at net asset value and are not subject to a sales charge. Class W shares are available for purchase only at the direction of the investment adviser or one of its affiliates on behalf of investors that are eligible clients of the investment adviser or its affiliates that have entered into a separate investment management or advisory agreement pursuant to which such clients pay an investment management or advisory fee, including investment vehicles that are sponsored, managed, advised or sub-advised by the investment adviser or its affiliates. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Sub-accounting, record keeping and similar administrative fees payable to financial intermediaries, which are a component of transfer and dividend disbursing agent fees on the Statement of Operations, are not allocated to Class W shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Derivatives. Futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the  Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the  Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in non-taxable municipal securities, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of January 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
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Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Notes to Financial Statements — continued

E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  Floating Rate Notes Issued in Conjunction with Securities Held—The Fund may invest in residual interest bonds, also referred to as inverse floating rate securities, whereby the  Fund may sell a variable or fixed rate bond for cash to a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), while at the same time, buying a residual interest in the assets and cash flows of the SPV. The bond is deposited into the SPV with the same CUSIP number as the bond sold to the SPV by the Fund, and which may have been, but is not required to be, the bond purchased from the Fund (the Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The residual interest bond held by the Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to generally tender their notes at par, and (2) to have the Bond held by the SPV transferred to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would generally pay the SPV the par amount due on the Floating Rate Notes and exchange the residual interest bond for the underlying Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Fund accounts for the transaction described above as a secured borrowing by including the Bond in its Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in its Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the SPV for redemption at par at each reset date. Accordingly, the fair value of the payable for floating rate notes issued approximates its carrying value. If measured at fair value, the payable for floating rate notes would have been considered as Level 2 in the fair value hierarchy (see Note 10) at January 31, 2023. Interest expense related to the Fund’s liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying Bond, bankruptcy of or payment failure by the issuer of the underlying Bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At January 31, 2023, the amount of the Fund’s Floating Rate Notes outstanding and the related collateral were $91,915,598 and $128,233,279, respectively. The range of interest rates on the Floating Rate Notes outstanding at January 31, 2023 was 1.66% to 1.96%. For the year ended January 31, 2023, the Fund’s average settled Floating Rate Notes outstanding and the average interest rate including fees were $82,474,493 and 1.96%, respectively.
In certain circumstances, the Fund may enter into shortfall and forbearance agreements with brokers by which the Fund agrees to reimburse the broker for the difference between the liquidation value of the Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Fund had no shortfalls as of January 31, 2023.
The Fund may also purchase residual interest bonds in a secondary market transaction without first owning the underlying bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to residual interest bonds purchased in a secondary market transaction are disclosed in the Portfolio of Investments.
The Fund’s investment policies and restrictions expressly permit investments in residual interest bonds. Such bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of residual interest bonds are generally more volatile than that of a fixed rate bond. The Fund’s investment policies do not allow the Fund to borrow money except as permitted by the 1940 Act. Effective August 19, 2022, the Fund began operating under Rule 18f-4 under the 1940 Act, which, among other things, governs the use of derivative investments and certain financing transactions by registered investment companies.  As of the date of this report, consistent with Rule 18f-4, the Fund has elected to comply with the asset coverage requirements of Section 18 with respect to its investments in residual interest bonds (as opposed to treating such interests as derivatives transactions).  The Fund may change this election (and elect to treat these investments and other similar financing transactions as derivatives transactions) at any time. Residual interest bonds held by the Fund are securities exempt from registration under Rule 144A of the Securities Act of 1933.
I  Futures Contracts—Upon entering into a futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each
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Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Notes to Financial Statements — continued

business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.
J  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2023 and January 31, 2022 were as follows:
	Year Ended January 31,
	2023	2022
Tax-exempt income	$43,836,294	$44,065,031
Ordinary income	$ 4,958,206	$ 5,373,968
As of January 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 600,381
Deferred capital losses	(122,646,524)
Net unrealized depreciation	(3,780,964)
Distributions payable	(593,553)
Accumulated loss	$(126,420,660)
At January 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $122,646,524 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2023, $49,037,485 are short-term and $73,609,039 are long-term.
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Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at January 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$1,190,927,950
Gross unrealized appreciation	$ 39,726,291
Gross unrealized depreciation	(43,507,255)
Net unrealized depreciation	$ (3,780,964)
3  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Fund. The fee is based upon a percentage of the Fund's total daily net assets plus a percentage of total daily gross income (i.e., income other than gains from the sale of securities) as follows and is payable monthly:
Total Daily Net Assets	Annual Asset Rate	Total Daily Net Assets	Daily Income Rate
Up to $500 million	0.3150%	Up to $500 million	3.1500%
$500 million but less than $750 million	0.2925%	$500 million but less than $1 billion	2.9250%
$750 million but less than $1.5 billion	0.2700%	$1 billion but less than $1.5 billion	2.7000%
$1.5 billion but less than $2 billion	0.2475%	$1.5 billion but less than $2 billion	2.4750%
$2 billion but less than $3 billion	0.2250%	$2 billion but less than $3 billion	2.2500%
$3 billion and over	0.2025%	$3 billion and over	2.0250%
For the year ended January 31, 2023, the investment adviser fee amounted to $5,376,769 or 0.43% of the Fund’s average daily net assets.
BMR has agreed to reimburse the total amount of advisory fees paid by Class W shares. This agreement may be changed or terminated after May 31, 2024. Pursuant to this agreement, BMR was allocated $71,618 of the advisory fees paid by Class W shares for the year ended January 31, 2023.
Eaton Vance Management (EVM), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley, serves as the administrator of the Fund, but receives no compensation. EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2023, EVM earned $26,305 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $12,575 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2023. The Fund was informed that Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM, BMR and EVD, also received a portion of the sales charge on sales of Class A shares for the year ended January 31, 2023 in the amount of $12,734. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2023 amounted to $835,530 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2023, the Fund paid or accrued to EVD $474,415 for Class C shares.
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Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Notes to Financial Statements — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2023 amounted to $158,139 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2023, the Fund was informed that EVD received approximately $47,000 and $5,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $711,211,772 and $856,281,845, respectively, for the year ended January 31, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Year Ended January 31, 2023		Year Ended January 31, 2022(1)
	Shares	Amount	Shares	Amount
Class A
Sales	9,663,643	$ 78,723,700	7,111,657	$ 66,516,791
Issued to shareholders electing to receive payments of distributions in Fund shares	1,241,755	10,173,924	1,074,501	10,007,784
Redemptions	(18,709,914)	(154,072,657)	(7,522,378)	(70,258,658)
Net increase (decrease)	(7,804,516)	$ (65,175,033)	663,780	$ 6,265,917
Class C
Sales	1,347,862	$ 10,104,252	1,266,760	$ 10,948,395
Issued to shareholders electing to receive payments of distributions in Fund shares	219,870	1,668,643	214,231	1,845,479
Redemptions	(4,303,974)	(32,812,712)	(2,912,114)	(25,184,721)
Net decrease	(2,736,242)	$ (21,039,817)	(1,431,123)	$ (12,390,847)
Class I
Sales	75,749,215	$ 617,557,467	39,654,609	$ 371,004,093
Issued to shareholders electing to receive payments of distributions in Fund shares	3,550,923	29,150,730	3,253,997	30,339,525
Redemptions	(97,782,951)	(800,510,305)	(32,166,004)	(299,874,680)
Net increase (decrease)	(18,482,813)	$(153,802,108)	10,742,602	$ 101,468,938
29

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Notes to Financial Statements — continued

	Year Ended January 31, 2023		Year Ended January 31, 2022(1)
	Shares	Amount	Shares	Amount
Class W
Sales	4,693,452	$ 38,347,975	33,158	$ 310,000
Issued to shareholders electing to receive payments of distributions in Fund shares	94,572	755,332	13	119
Redemptions	(625,053)	(4,986,495)	—	—
Net increase	4,162,971	$ 34,116,812	33,171	$ 310,119
(1)	For Class W, for the period from the commencement of operations, October 1, 2021, to January 31, 2022.
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. At January 31, 2023, the Fund had a balance outstanding pursuant to this line of credit of $290,000 at an annual interest rate of 5.33%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at January 31, 2023. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 10) at January 31, 2023. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2023.
9  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at January 31, 2023 is included in the Portfolio of Investments. At January 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at January 31, 2023 was as follows:
	Fair Value
Derivative	Asset Derivative	Liability Derivative(1)
Futures contracts	$ —	$(460,737)

(1)	Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
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Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Notes to Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended January 31, 2023 was as follows:
Derivative	Realized Gain (Loss) on Derivatives Recognized in Income(1)	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income(2)
Futures contracts	$6,166,692	$(951,400)

(1)	Statement of Operations location: Net realized gain (loss): Futures contracts.
(2)	Statement of Operations location: Change in unrealized appreciation (depreciation): Futures contracts.
The average notional cost of futures contracts (short) outstanding during the year ended January 31, 2023, which is indicative of the volume of this derivative type, was approximately $36,784,000.
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Fund's investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 23,406,858	$ —	$ 23,406,858
Tax-Exempt Municipal Obligations	—	1,190,716,999	—	1,190,716,999
Taxable Municipal Obligations	—	64,938,727	—	64,938,727
Total Investments	$ —	$1,279,062,584	$ —	$ 1,279,062,584
Liability Description
Futures Contracts	$ (460,737)	$ —	$ —	$ (460,737)
Total	$ (460,737)	$ —	$ —	$ (460,737)
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
31

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Eaton Vance High Yield Municipal Income Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Eaton Vance High Yield Municipal Income Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust II), including the portfolio of investments, as of January 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 22, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
32

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2024 will show the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended January 31, 2023, the Fund designates 89.84% of distributions from net investment income as an exempt-interest dividend.
33

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Municipals Trust II (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 130 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
34

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
35

Eaton Vance
High Yield Municipal Income Fund
January 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
36

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
37

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
38

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.
39

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110
Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 262-1122
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

416    1.31.23

Parametric
TABS Municipal Bond Funds
Annual Report
January 31, 2023

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of each Fund. Accordingly, neither the Funds nor the adviser with respect to the operation of the Funds is subject to CFTC regulation. Because of its management of other strategies, the Funds' adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Funds, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2023
Parametric
TABS Municipal Bond Funds

Parametric
TABS Municipal Bond Funds
January 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
The volatile 12-month period starting February 1, 2022, encompassed the worst one-month performance for municipal bond returns since 2008 and the best one-month performance in 36 years.
As the period began, municipal rates -- along with U.S. Treasury rates -- rose as investors became increasingly concerned about the twin threats of inflation and interest rate hikes. On February 24, 2022, Russia’s invasion of Ukraine sent shock waves through markets worldwide, exacerbating inflationary pressures on energy and food prices. In March, the U.S. Federal Reserve (the Fed) ended a two-year period of near-zero-percent interest rates with a 0.25% increase, its first hike since 2018.
As investors recognized the potential for the Fed to raise interest rates at every policy meeting in 2022 to combat inflation, the Bloomberg Municipal Bond Index (the Index), a broad measure of the municipal bond market, declined 8.98% during the first half of 2022. Municipal bond mutual funds, which had reported net inflows during all but one week of 2021, recorded their worst outflow cycle on record.
In July 2022, however, municipal bond performance briefly turned positive. Helped by a light supply of new issues and increased demand from the reinvestment of maturing debt and coupon payments, municipal mutual funds experienced their first net inflows since January.
From August through October 2022, municipal performance turned negative again. Fund outflows resumed as investors reacted to statements by Fed officials that they were not done with rate hikes and fighting inflation remained the central bank’s top priority. After the Fed’s third straight 0.75% rate hike, the Index fell 3.84% in September -- its worst one-month performance in 14 years.
But in the final months of the period, municipal performance made another U-turn. Despite the Fed announcing a fourth 0.75% rate hike in November, the Index rose 4.68% during the month -- its best monthly performance since 1986. The rally was driven by multiple factors, including Fed signals that future rate hikes might be smaller, lower supplies of new municipal bond issues, growing investor demand, and positive inflows into separately managed accounts and exchange-traded funds, or ETFs.
The Fed indeed delivered a smaller 0.50% rate hike in December, but raised expectations of how high rates might go in 2023. The Index -- helped by attractive yields and limited supply -- nonetheless eked out a slightly positive performance in December. As the period came to a close in January 2023, municipal bonds delivered a third straight month of positive performance, driven by a light supply of new issues and the return of inflows into open-end mutual funds
For the period as a whole, the Index returned -3.25% as interest rates rose and bond prices declined across the municipal bond yield curve. Municipal bonds outperformed U.S. Treasurys along the curve as well. Higher quality municipal bonds generally outperformed lower quality municipal bonds, reflecting decreased investor appetite for risk during the period.
Fund Performance
For the 12-month period ended January 31, 2023, Parametric TABS Short-Term Municipal Bond Fund (the Short-Term Fund) returned -1.20% for Class A shares at net asset value (NAV), underperforming its benchmark, the Bloomberg Municipal Managed Money 1-7 Year Bond Index (the 1-7 Year Index), which returned -0.57%.
For the 12-month period ended January 31, 2023, Parametric TABS Intermediate-Term Municipal Bond Fund (the Intermediate-Term Fund) returned -1.25% for Class A shares at NAV, outperforming its benchmark, the Bloomberg Municipal Managed Money Intermediate 1-17 Year Bond Index (the 1-17 Year Index), which returned -1.70%.
Both Indexes are unmanaged, and returns do not reflect any applicable sales charges, commissions, or expenses.
The Short-Term Fund and Intermediate-Term Fund (the Funds) seek after-tax total returns. The Funds generally invest in investment-grade municipal securities of short or intermediate durations. The Funds pursue after-tax total returns through relative-value trading -- a strategy that seeks to take advantage of price and rate differences among similar securities. The sub-adviser’s process for selecting municipal obligations for purchase and sale generally includes consideration of the creditworthiness of the issuer or person obligated to repay the obligation.
In addition, the Funds may allocate up to 20% of net assets to municipal obligations not exempt from regular federal income tax, direct obligations of the U.S. Treasury, and obligations of U.S. government agencies, instrumentalities, and government-sponsored enterprises. This strategy helps pursue additional value by crossing over from tax-exempt municipal bonds to certain taxable bonds, and vice versa (the crossover-trading strategy), according to which sector the sub-adviser believes may be more attractively valued on an after-tax basis.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
TABS Municipal Bond Funds
January 31, 2023
Management’s Discussion of Fund Performance† — continued

During the period, relative-value trading and active security selection contributed to performance versus the Funds’ respective Indexes. In particular, increased interest rate volatility allowed the Funds to benefit from wider bid-offer spreads that existed within the municipal bond market during much of the period, by selling bonds at the offered price and buying bonds at the lower bid price.
In addition, as market demand increased during the second half of the period, the Funds’ ability to systematically sell holdings at marked-up prices at scale contributed to returns relative to the Funds’ respective indexes.
The crossover-trading strategy also contributed to the Funds’ relative performance. Early in the period, management -- believing that municipal bonds were overvalued relative to U.S. Treasurys -- moved about 15% of the Funds’ municipal holdings into taxable U.S. Treasury bonds. These crossover trades helped relative performance, most notably in April and May 2022 when U.S. Treasurys outperformed municipal bonds. After May, the Funds sold their U.S. Treasury securities and converted the proceeds back into municipal bonds. In January 2023, the final month of the period, municipal bonds were once more judged to be overvalued, and the Funds again started to allocate assets back into U.S. Treasurys.
In contrast, credit quality detracted from the Funds’ performance versus their respective Indexes. Each Fund held an overweight position in A-rated securities. Those overweight positions hurt relative performance as credit spreads widened during the period, and lower rated bonds generally underperformed higher rated bonds.
In addition, the Funds’ overweight positions in lower coupon bonds -- specifically 3% and 4% coupon bonds -- detracted from performance relative to their respective Indexes. During a period when interest rates rose substantially, lower coupon bonds -- which are more sensitive to the negative effects of rising interest rates -- underperformed higher coupon bonds.
Fund-Specific Results
For the Short-Term Fund, credit quality and coupon structure detracted from returns relative to the 1-7 Year Index during the period. In contrast, yield-curve positioning -- in addition to active security selection, relative-value trading, and the crossover-trading strategy -- contributed to the Short-Term Fund’s performance versus the 1-7 Year Index.
During the period, the Short-Term Fund owned out-of-Index allocations to cash-equivalent securities and bonds with maturities from 8 to 15 years -- two areas of the yield curve where the 1-7 Year Index had no exposure. This positioning -- known as a barbell strategy -- outperformed the 1-7 Year Index as the yield curve flattened and the combination of cash and longer maturity holdings outperformed bonds within the 1-7 Year Index.
For the Intermediate-Term Fund, duration contributed to returns relative to the 1-17 Year Index during the period, in addition to active security selection, relative-value trading, and the crossover-trading strategy. In contrast, credit quality and coupon structure detracted from the Intermediate-Term Fund’s performance versus the 1-17 Year Index during the period.
From February through May 2022, the Intermediate-Term Fund’s duration was lower than that of its Index, which contributed to relative performance as municipal interest rates rose. But in June, and again from September through November 2022, the Intermediate-Term Fund’s duration was increased as municipal interest rates reached record highs. This additional interest rate exposure helped relative returns during the final months of the period as municipal bonds rallied and their rates declined.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Parametric
TABS Short-Term Municipal Bond Fund
January 31, 2023
Performance

Portfolio Manager(s) Brian C. Barney, CFA, Devin J. Cooch, CFA and Alison Wagner, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	03/27/2009	12/31/1998	(1.20)%	1.45%	1.11%
Class A with 3.25% Maximum Sales Charge	—	—	(4.40)	0.78	0.77
Class C at NAV	03/27/2009	12/31/1998	(1.89)	0.72	0.50
Class C with 1% Maximum Deferred Sales Charge	—	—	(2.86)	0.72	0.50
Class I at NAV	03/27/2009	12/31/1998	(0.85)	1.73	1.37

Bloomberg Municipal Managed Money 1–7 Year Bond Index	—	—	(0.57)%	1.45%	1.36%
Bloomberg 5 Year Municipal Bond Index	—	—	(0.95)	1.68	1.68
% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	03/27/2009	12/31/1998	(4.41)%	0.60%	0.63%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	(2.04)	0.79	0.78
Class C After Taxes on Distributions	03/27/2009	12/31/1998	(2.87)	0.56	0.37
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	(1.49)	0.61	0.46
Class I After Taxes on Distributions	03/27/2009	12/31/1998	(0.87)	1.55	1.22
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	0.17	1.60	1.31
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
	0.70%	1.45%	0.45%
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.31%	1.56%	2.55%
SEC 30-day Yield	2.18	1.51	2.50
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	01/31/2013	$10,514	N.A.
Class I, at minimum investment	$1,000,000	01/31/2013	$1,145,558	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Parametric
TABS Short-Term Municipal Bond Fund
January 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
5

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2023
Performance

Portfolio Manager(s) Brian C. Barney, CFA, Devin J. Cooch, CFA and Alison Wagner, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	02/01/2010	02/01/2010	(1.25)%	1.87%	2.04%
Class A with 3.25% Maximum Sales Charge	—	—	(4.47)	1.19	1.71
Class C at NAV	02/01/2010	02/01/2010	(2.00)	1.09	1.44
Class C with 1% Maximum Deferred Sales Charge	—	—	(2.96)	1.09	1.44
Class I at NAV	02/01/2010	02/01/2010	(1.01)	2.12	2.30

Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index	—	—	(1.70)%	2.14%	2.19%
Bloomberg 7 Year Municipal Bond Index	—	—	(1.01)	2.14	2.19
% After-Tax Returns with Maximum Sales Charge	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A After Taxes on Distributions	02/01/2010	02/01/2010	(4.49)%	1.10%	1.64%
Class A After Taxes on Distributions and Sale of Fund Shares	—	—	(1.92)	1.26	1.67
Class C After Taxes on Distributions	02/01/2010	02/01/2010	(2.98)	1.01	1.38
Class C After Taxes on Distributions and Sale of Fund Shares	—	—	(1.29)	1.04	1.34
Class I After Taxes on Distributions	02/01/2010	02/01/2010	(1.03)	2.03	2.23
Class I After Taxes on Distributions and Sale of Fund Shares	—	—	0.25	2.06	2.20
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.92%	1.67%	0.67%
Net	0.85	1.60	0.60
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.77%	2.02%	3.01%
SEC 30-day Yield – Subsidized	2.49	1.84	2.82
SEC 30-day Yield – Unsubsidized	2.36	1.72	2.69
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	01/31/2013	$11,542	N.A.
Class I, at minimum investment	$1,000,000	01/31/2013	$1,255,298	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
6

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
7

Parametric
TABS Municipal Bond Funds
January 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Municipal Managed Money 1–7 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1–7 year maturity component of the Bloomberg Municipal Managed Money Bond Index. Bloomberg 5 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 4-6 years. Bloomberg Municipal Managed Money Intermediate 1–17 Year Bond Index is an unmanaged, tax-exempt bond market index that measures the 1–17 year maturity component of the Bloomberg Municipal Managed Money Bond Index. Bloomberg 7 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 6-8 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. After-tax returns are calculated using certain assumptions, including using the highest individual federal income tax rates in effect at the time of the distributions and do not reflect the impact of state/local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or shares held by nontaxable entities. Return After Taxes on Distributions may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period. Return After Taxes on Distributions and Sale of Fund Shares may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Effective February 17, 2015, each Fund changed its name and investment strategy to invest (under normal market conditions) at least 80% of its net assets in a diversified portfolio of municipal obligations, the interest on which is exempt from regular federal income tax. Performance prior to February 17, 2015 reflects each Fund’s performance under its former investment strategy to invest at least 80% of its net assets in a diversified portfolio of municipal obligations that are exempt from regular federal income tax, municipal obligations that are not exempt from regular federal income tax, direct obligations of the U.S. Treasury and/or obligations of U.S. Government agencies, instrumentalities and government-sponsored enterprises.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios for Parametric TABS Intermediate-Term Municipal Bond Fund reflect a contractual expense reimbursement that continues through 5/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end.The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. Taxable-equivalent performance is based on the highest combined federal and state income tax rates, where applicable. Lower tax rates would result in lower tax-equivalent performance. Actual tax rates will vary depending on your income, exemptions and deductions. Rates do not include local taxes. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ.Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profiles subject to change due to active management.
Additional Information
Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S.

8

Parametric
TABS Municipal Bond Funds
January 31, 2023
Endnotes and Additional Disclosures — continued

Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.
Credit spread is the difference in yield between a U.S. Treasury bond and another debt security of the same maturity but different credit quality.
Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.
9

Parametric
TABS Municipal Bond Funds
January 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).
Actual Expenses
The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
Parametric TABS Short-Term Municipal Bond Fund

	Beginning Account Value (8/1/22)	Ending Account Value (1/31/23)	Expenses Paid During Period* (8/1/22 – 1/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,011.60	$3.65	0.72%
Class C	$1,000.00	$1,008.30	$7.44	1.47%
Class I	$1,000.00	$1,013.90	$2.39	0.47%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.58	$3.67	0.72%
Class C	$1,000.00	$1,017.80	$7.48	1.47%
Class I	$1,000.00	$1,022.84	$2.40	0.47%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2022.
10

Parametric
TABS Municipal Bond Funds
January 31, 2023
Fund Expenses — continued

Parametric TABS Intermediate-Term Municipal Bond Fund

	Beginning Account Value (8/1/22)	Ending Account Value (1/31/23)	Expenses Paid During Period* (8/1/22 – 1/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,024.70	$4.34**	0.85%
Class C	$1,000.00	$1,020.80	$8.15**	1.60%
Class I	$1,000.00	$1,026.00	$3.06**	0.60%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.92	$4.33**	0.85%
Class C	$1,000.00	$1,017.14	$8.13**	1.60%
Class I	$1,000.00	$1,022.18	$3.06**	0.60%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2022.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
11

Parametric
TABS Short-Term Municipal Bond Fund
January 31, 2023
Portfolio of Investments

Tax-Exempt Municipal Obligations — 76.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 3.1%
Maine Municipal Bond Bank, 3.00%, 11/1/35	$1,700	$ 1,676,812
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds , 5.00%, 9/15/31	300	368,061
Texas Water Development Board:
4.50%, 10/15/37	1,000	1,108,710
4.55%, 10/15/38	3,500	3,876,985
		$ 7,030,568
Education — 8.0%
Alabama Public School and College Authority, Social Bonds, 4.00%, 11/1/36	$1,500	$ 1,580,565
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/25	30	31,699
Connecticut Health and Educational Facilities Authority, (Yale University), 2.80% to 2/10/26 (Put Date), 7/1/48	5,000	4,994,550
Southwest Higher Education Authority, Inc., TX, (Southern Methodist University), 5.00%, 10/1/23	225	228,715
Texas A&M University, 4.00%, 5/15/33	1,290	1,431,629
University of California:
5.00%, 5/15/28(1)	1,500	1,722,015
5.00%, 5/15/29(1)	2,000	2,347,800
University of Michigan, 4.00% to 4/1/24 (Put Date), 4/1/49	3,000	3,030,480
University of Texas, 5.00%, 8/15/24	1,000	1,041,050
Will, Grundy, and Kendall Counties Community School District No. 201, IL:
5.00%, 10/15/27	705	785,165
5.00%, 10/15/28	1,000	1,133,340
		$ 18,327,008
Electric Utilities — 0.5%
Denton, TX, Utility System Revenue, 5.00%, 12/1/26	$1,000	$ 1,092,750
		$ 1,092,750
Escrowed/Prerefunded — 6.1%
Arizona, Certificates of Participation, Escrowed to Maturity, 5.00%, 10/1/24	$2,000	$ 2,087,780
Illinois Development Finance Authority, (Regency Park):
Escrowed to Maturity, 0.00%, 7/15/23	5,000	4,940,300
Escrowed to Maturity, 0.00%, 7/15/25	5,750	5,356,010
New York Dormitory Authority, Personal Income Tax Revenue:
Escrowed to Maturity, 5.00%, 2/15/25	120	126,490
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded (continued)
New York Dormitory Authority, Personal Income Tax Revenue: (continued)
Escrowed to Maturity, 5.00%, 2/15/25	$50	$ 52,806
Sales Tax Asset Receivable Corp., NY, Prerefunded to 10/15/24, 5.00%, 10/15/27	1,500	1,567,350
		$ 14,130,736
General Obligations — 18.3%
Abilene, TX, 5.00%, 2/15/25	$20	$ 21,043
California, 5.50%, 12/1/52	3,255	3,556,446
Chisholm Independent School District No. 695, MN, 0.00%, 2/1/36(1)	850	505,487
Cleveland Heights-University Heights City School District, OH, 0.00%, 12/1/23	100	97,556
Commonwealth of Massachusetts, 4.00%, 11/1/35	1,000	1,072,900
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/27	1,225	1,358,562
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	3,000	2,890,080
Edina, MN, 5.00%, 2/1/30	125	141,670
Georgia, 4.00%, 7/1/29	5,550	6,176,817
Illinois, 5.00%, 3/1/25	5,250	5,463,307
Liberty Hill Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27	2,010	2,221,412
Massachusetts, 5.00%, 12/1/24	5,000	5,246,850
Meramec Valley R-III School District, MO, 3.00%, 3/1/35	30	29,776
Mountain View Whisman School District, CA, (Election of 2020):
4.00%, 9/1/32	10	11,140
4.00%, 9/1/33	25	27,720
Mountain View-Los Altos Union High School District, CA:
0.00%, 8/1/23	945	933,688
0.00%, 8/1/24	900	867,573
New York, NY, 5.00%, 8/1/26	1,000	1,096,810
North Carolina, 2.00%, 6/1/33	1,250	1,138,075
Oconee County, GA, 4.00%, 1/1/34	15	16,584
Ohio, 5.00%, 12/15/23	500	511,605
Sugar Land, TX, 5.00%, 2/15/23	1,105	1,105,994
Washington, 4.00%, 7/1/27	2,700	2,911,626
Wylie Independent School District, TX, (PSF Guaranteed), 2.25% to 8/15/23 (Put Date), 8/15/41(2)	4,775	4,770,225
		$ 42,172,946
Hospital — 13.5%
Allegheny County Hospital Development Authority, PA, (UPMC), 2.36%, (SIFMA + 0.70%), 5/15/27 (Put Date), 11/15/47(3)	$4,500	$ 4,376,160

12
See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/33	$90	$ 94,129
Missouri Health and Educational Facilities Authority, (Mercy Health):
5.00%, 6/1/26	2,500	2,692,100
5.00%, 6/1/27	3,500	3,847,760
New Jersey Health Care Facilities Financing Authority, (Virtua Health), (LOC: TD Bank, N.A.), 1.25%, 7/1/43(4)	5,000	5,000,000
University of Colorado Hospital Authority, (SPA: TD Bank, N.A.), 1.60%, 11/15/39(4)	7,725	7,725,000
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 1/30/24 (Put Date), 8/15/54	6,000	6,137,880
Wisconsin Health and Educational Facilities Authority, (Aspirus, Inc. Obligated Group), 5.00%, 8/15/34	1,000	1,141,720
		$ 31,014,749
Housing — 6.5%
Connecticut Housing Finance Authority:
1.85%, 11/15/31	$190	$ 166,180
Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	3,000	3,277,020
Connecticut Housing Finance Authority, Social Bonds, 1.96%, (SIFMA + 0.30%), 11/15/24 (Put Date), 11/15/50(3)	2,500	2,480,500
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	1,750	1,909,565
New York Housing Finance Agency, Sustainability Bonds, 1.10%, 5/1/26	625	578,456
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	1,000	1,101,890
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,950	2,125,344
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	3,000	3,330,120
		$ 14,969,075
Insured - Education — 0.2%
William S Hart Union High School District, CA, (Election 2001), (AGM), 0.00%, 9/1/29	$500	$ 414,710
		$ 414,710
Insured - General Obligations — 3.5%
Murrieta Valley Unified School District, CA, (Election of 2006), (AGM), 0.00%, 9/1/31	$1,450	$ 1,111,904
Security	Principal Amount (000's omitted)	Value
Insured - General Obligations (continued)
Rancho Santiago Community College District, CA, (Election of 2002):
(AGM), 0.00%, 9/1/28	$2,000	$ 1,731,460
(AGM), 0.00%, 9/1/30	1,500	1,216,545
San Jose Unified School District, CA, (Election of 2002), (NPFG), 0.00%, 8/1/28	2,500	2,172,225
San Mateo County Community College District, CA, (Election of 2001), (NPFG), 0.00%, 9/1/27	2,000	1,798,020
		$ 8,030,154
Insured - Housing — 2.1%
Illinois Housing Development Authority:
Social Bonds, (GNMA), (FNMA), (FHLMC), 5.25%, 10/1/52	$1,995	$ 2,149,692
Social Bonds, (GNMA), (FNMA), (FHLMC), 6.25%, 10/1/52	1,500	1,690,695
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (GNMA), (FNMA), (FHLMC), 5.00%, 7/1/53	1,000	1,067,090
		$ 4,907,477
Lease Revenue/Certificates of Participation — 4.6%
Carmel Redevelopment Authority, IN, 5.00%, 7/15/28	$1,305	$ 1,483,459
Colorado, (Rural Colorado), 5.00%, 12/15/25	6,000	6,464,940
Malibu, CA:
5.00%, 11/1/38	275	275,630
5.00%, 11/1/43	225	225,540
5.00%, 11/1/48	375	375,802
Virginia Public Building Authority, 5.00%, 8/1/25	1,700	1,817,436
		$ 10,642,807
Other Revenue — 4.0%
Lancaster Port Authority, OH, Gas Supply Revenue, (Liq: Royal Bank of Canada), 5.00% to 2/1/25 (Put Date), 8/1/49	$4,185	$ 4,308,876
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/29 (Put Date), 12/1/52	1,250	1,321,825
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	3,500	3,509,730
		$ 9,140,431
Senior Living/Life Care — 0.3%
Colorado Health Facilities Authority, (Commonspirit Health Obligations), 5.25%, 11/1/34	$500	$ 574,110
		$ 574,110

13
See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Special Tax Revenue — 1.0%
New York City Transitional Finance Authority, NY, Future Tax Revenue, 5.00%, 11/1/23	$1,000	$ 1,019,710
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/24	1,290	1,325,772
		$ 2,345,482
Transportation — 0.9%
Wisconsin, Transportation Revenue, 5.00%, 7/1/24	$2,000	$ 2,075,640
		$ 2,075,640
Water and Sewer — 4.0%
Greensboro, NC, Combined Enterprise System Revenue, 5.00%, 6/1/35	$75	$ 90,115
Kansas City, MO, Sanitary Sewer System Revenue, 5.00%, 1/1/25	350	368,238
North Texas Municipal Water District, 5.00%, 9/1/24	1,120	1,151,808
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 2.125% to 10/1/23 (Put Date), 10/1/48	2,500	2,483,375
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	3,000	2,992,500
Washington Suburban Sanitary District, MD, 3.00%, 6/1/31	2,000	2,023,400
		$ 9,109,436
Total Tax-Exempt Municipal Obligations (identified cost $172,719,076)		$175,978,079

Taxable Municipal Obligations — 0.4%
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.4%
Oklahoma Development Finance Authority, (St. John Health System), 3.877%, 5/1/37	$1,000	$ 972,570
Total Taxable Municipal Obligations (identified cost $1,000,000)		$ 972,570

U.S. Treasury Obligations — 13.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
1.50%, 2/29/24	$6,300	$ 6,087,693
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes: (continued)
3.25%, 6/30/27	$2,214	$ 2,176,423
3.875%, 11/30/29	1,635	1,664,634
4.125%, 11/15/32	19,030	20,023,128
4.25%, 12/31/24	2,090	2,090,163
Total U.S. Treasury Obligations (identified cost $32,093,894)		$ 32,042,041

Short-Term Investments — 9.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(5)	20,836,467	$ 20,836,467
Total Short-Term Investments (identified cost $20,836,467)		$ 20,836,467
Total Investments — 100.0% (identified cost $226,649,437)		$229,829,157
Other Assets, Less Liabilities — 0.0%(6)		$ 52,555
Net Assets — 100.0%		$229,881,712
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Multi-step coupon security. Interest rate represents the rate in effect at January 31, 2023.
(3)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2023.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
(6)	Amount is less than 0.05%.
At January 31, 2023, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
Texas	11.3%
Others, representing less than 10% individually	65.7%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2023, 3.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.7% to 1.9% of total investments.

14
See Notes to Financial Statements.

Parametric
TABS Short-Term Municipal Bond Fund
January 31, 2023
Portfolio of Investments — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SPA	– Standby Bond Purchase Agreement
15
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2023
Portfolio of Investments

Tax-Exempt Municipal Obligations — 82.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.9%
Maine Municipal Bond Bank, 4.00%, 11/1/37	$1,650	$ 1,696,827
New York State Environmental Facilities Corp., (State Revolving Fund), Green Bonds, 5.00%, 9/15/40	2,750	3,192,337
Texas Water Development Board:
4.50%, 10/15/37	2,000	2,217,420
4.55%, 10/15/38	5,000	5,538,550
4.70%, 10/15/41	2,500	2,756,250
4.75%, 10/15/42	1,000	1,105,140
		$ 16,506,524
Education — 3.9%
Bethlehem Area School District Authority, PA:
3.231%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/30(1)	$3,980	$ 3,878,470
3.231%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/32(1)	1,000	974,490
Clark-Pleasant Community School Building Corp., IN, 5.25%, 7/15/38	1,380	1,599,834
Connecticut Health and Educational Facilities Authority, (Westminster School), 4.00%, 7/1/38	2,050	2,080,381
Dallas College, TX, 5.00%, 2/15/36	3,610	3,806,023
Georgia Private Colleges and Universities Authority, (Savannah College of Art and Design):
4.00%, 4/1/40	2,010	2,020,090
4.00%, 4/1/41	1,600	1,600,192
Mt. Vernon of Hancock County Multi-School Building Corp., IN, 5.00%, 1/15/26	135	144,757
Nevada System of Higher Education, 5.00%, 7/1/23	500	504,980
Ohio Higher Educational Facility Commission, (Kenyon College):
5.00%, 7/1/36(2)	1,600	1,765,664
5.00%, 7/1/37(2)	1,100	1,203,257
Texas A&M University, 4.375%, 5/15/38	1,850	1,970,287
University of Mississippi Educational Building Corp., 4.125%, 10/1/40	385	402,964
Virginia Commonwealth University, 4.00%, 11/1/32	285	306,805
		$ 22,258,194
Electric Utilities — 2.4%
Clark County Public Utility District No 1, NV, 5.00%, 1/1/42	$1,280	$ 1,404,902
Energy Northwest, WA, (Columbia Generating Station):
4.00%, 7/1/42	1,650	1,667,457
4.00%, 7/1/42	1,000	1,010,580
Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Florida Municipal Power Agency, 3.00%, 10/1/32	$1,350	$ 1,338,984
Gainesville, FL, Utilities System Revenue, (SPA: Barclays Bank PLC), 1.25%, 10/1/42(3)	550	550,000
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project M), 5.25%, 7/1/64	6,500	6,849,245
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.), 5.00%, 5/15/42	850	911,617
		$ 13,732,785
Escrowed/Prerefunded — 2.1%
California School Finance Authority, (Aspire Public Schools), Escrowed to Maturity, 5.00%, 8/1/25(4)	$25	$ 26,639
Hamilton County, OH, Sewer System, Prerefunded to 12/1/23, 5.00%, 12/1/24	1,000	1,021,670
Louisiana Transportation Authority:
Prerefunded to 8/15/23, 5.00%, 8/15/30	1,885	1,910,900
Prerefunded to 8/15/23, 5.00%, 8/15/31	1,230	1,246,900
Prerefunded to 8/15/23, 5.00%, 8/15/32	1,090	1,104,976
Massachusetts School Building Authority, Dedicated Sales Tax Revenue, Prerefunded to 5/15/23, 5.00%, 5/15/33	2,000	2,014,840
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), Prerefunded to 3/1/24, 5.00%, 9/1/24	520	534,368
South Dakota Building Authority:
Prerefunded to 6/1/24, 5.00%, 6/1/26	900	931,365
Prerefunded to 6/1/24, 5.00%, 6/1/32	1,500	1,552,275
Westmoreland County Municipal Authority, PA, Water and Sewer Revenue, Prerefunded to 8/15/23, 5.00%, 8/15/31	1,735	1,759,290
		$ 12,103,223
General Obligations — 27.2%
Alabama, 5.00%, 11/1/41	$1,000	$ 1,159,870
Alamo Community College District, TX, 5.00%, 2/15/27	2,500	2,766,450
Anna, TX:
4.00%, 2/15/39	2,890	2,954,129
4.125%, 2/15/41	1,075	1,104,670
Batavia, IL, 4.00%, 11/1/24	755	756,148
Beaumont, TX, Certificates of Obligation, 4.00%, 3/1/31	930	1,007,404
California:
4.00%, 10/1/34	2,930	3,135,510
4.00%, 10/1/37	1,750	1,847,090
5.50%, 12/1/52	2,275	2,485,688
Campbell, CA, (Election of 2018):
5.00%, 9/1/40	300	338,952

16
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Campbell, CA, (Election of 2018): (continued)
5.00%, 9/1/41	$1,080	$ 1,217,063
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/36	1,035	644,950
Cleveland Municipal School District, OH, Prerefunded to 6/1/23, 5.00%, 12/1/32	3,105	3,131,703
Commonwealth of Massachusetts, 4.00%, 2/1/40	700	720,440
Conroe, TX, 4.25%, 3/1/41	1,125	1,169,899
Decatur, IL, 5.00%, 3/1/23	1,030	1,031,524
Florida, (Department of Transportation), 2.00%, 7/1/33	900	798,309
Fort Bend Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	1,000	1,072,830
Georgia:
4.00%, 7/1/29	5,525	6,148,993
4.00%, 8/1/35	500	542,190
Gladstone School District No. 115, Clackamas County, OR, 0.00%, 6/15/26	1,000	916,160
Glendale Unified School District, CA, 0.00%, 9/1/30	5,280	3,986,664
Gunnison Watershed School District RE-1J, CO:
5.00%, 12/1/39(2)	800	917,096
5.00%, 12/1/40(2)	1,100	1,254,187
5.00%, 12/1/41(2)	1,200	1,360,584
Hutto Independent School District, TX, (PSF Guaranteed):
5.00%, 8/1/36	365	433,959
5.00%, 8/1/37	425	499,600
Illinois, 5.00%, 3/1/26	6,500	6,877,715
Katy Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	350	361,960
Kern Community College District, CA, (Election of 2016), 5.25%, 8/1/41	1,000	1,164,300
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	5,000	5,269,850
Macomb County, MI, 4.00%, 5/1/24	1,000	1,019,280
Madison County, TN, 5.00%, 5/1/23	1,115	1,122,058
Massachusetts, 4.00%, 2/1/39	4,000	4,153,800
Medina Valley Independent School District, TX, (PSF Gauranteed):
4.00%, 2/15/38	480	495,898
4.00%, 2/15/39	495	505,984
4.00%, 2/15/42	310	314,204
Monrovia Unified School District, CA, (Election of 2006), 0.00%, 8/1/36	4,800	2,794,272
Morris Township, NJ, 3.00%, 11/1/29	60	61,293
Mountain View Whisman School District, CA:
4.00%, 9/1/39	2,180	2,274,394
4.00%, 9/1/40	1,300	1,350,219
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/25	$2,115	$ 1,985,181
Neshaminy School District, PA, 4.00%, 11/1/26	435	442,095
New Hampshire, 4.00%, 12/1/32	2,035	2,219,819
New York City, NY:
5.25%, 10/1/39	1,000	1,173,910
5.25%, 10/1/42	8,000	9,192,800
5.25%, 10/1/43	2,500	2,861,825
New York, NY, 5.00%, 9/1/38	4,715	5,458,273
Ohio:
4.00%, 6/15/27	2,250	2,421,675
5.00%, 5/1/35	200	239,158
Omaha, NE:
5.00%, 4/15/40	1,115	1,275,103
5.00%, 4/15/41	1,160	1,319,546
5.00%, 4/15/42	1,115	1,265,826
Pasadena Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/39	5,000	5,204,550
Paw Paw Public Schools, MI:
4.00%, 5/1/42	475	482,989
5.00%, 5/1/40	405	455,451
Pennsylvania:
4.00%, 10/1/39	6,000	6,140,940
4.125%, 10/1/41	10,150	10,393,701
Peralta Community College District, CA:
5.00%, 8/1/25	510	543,818
5.00%, 8/1/25	500	533,155
5.00%, 8/1/28	555	633,627
Richardson Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/31	1,650	1,812,690
5.00%, 2/15/39	1,000	1,159,990
Rockwall Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/39	1,000	1,144,310
5.00%, 2/15/40	1,250	1,419,987
San Francisco Bay Area Rapid Transit District, CA, 4.00%, 8/1/33	1,350	1,402,879
Shoreline, WA, 4.00%, 12/1/33	1,605	1,760,107
Solana Beach School District, CA, (Election of 2016), 4.00%, 8/1/30	70	75,643
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/42	3,000	3,413,190
Washington:
4.00%, 7/1/27	2,500	2,695,950
5.00%, 2/1/39	1,450	1,671,241

17
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Washington: (continued)
5.00%, 8/1/43	$8,145	$ 9,174,284
Western School District, MI, 5.00%, 5/1/42	1,000	1,118,900
Zeeland Public Schools, MI, 5.00%, 5/1/24	1,000	1,029,360
		$153,289,262
Hospital — 4.1%
Geisinger Authority, PA, (Geisinger Health System), 4.00%, 4/1/39	$3,250	$ 3,260,270
Illinois Finance Authority, (UChicago Medicine), 5.00% to 8/15/27 (Put Date), 8/15/52	5,000	5,481,200
Massachusetts Development Finance Agency, (Berkshire Health Systems), 5.00%, 10/1/29	135	153,261
Montgomery County, OH, (Kettering Health Network Obligated Group), 3.00%, 8/1/34	300	292,206
Pennsylvania Economic Development Financing Authority, (UPMC), 5.00%, 2/15/38	1,685	1,842,918
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 4.00%, 8/15/34	1,260	1,320,707
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 4.00%, 1/1/36	1,100	1,121,098
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	600	628,422
Tarrant County Cultural Education Facilities Finance Corp., TX, (Methodist Hospitals of Dallas), (LOC: TD Bank, N.A.), 1.20%, 10/1/41(3)	465	465,000
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 5.00%, 10/1/40	7,500	8,287,800
		$ 22,852,882
Housing — 3.7%
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	$2,000	$ 2,184,680
Connecticut Housing Finance Authority, Social Bonds, 1.96%, (SIFMA + 0.30%), 11/15/24 (Put Date), 11/15/50(1)	2,000	1,984,400
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	3,000	3,273,540
New York Mortgage Agency:
2.05%, 4/1/28	1,000	946,850
2.15%, 4/1/29	1,265	1,175,501
2.25%, 4/1/30	1,000	924,370
2.35%, 4/1/31	1,835	1,679,153
2.40%, 10/1/31	1,130	1,032,312
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	1,000	925,120
Security	Principal Amount (000's omitted)	Value
Housing (continued)
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	$3,000	$ 3,269,760
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	3,000	3,330,120
		$ 20,725,806
Insured - Bond Bank — 1.8%
Indianapolis Local Public Improvement Bond Bank, IN:
(AGM), 4.00%, 6/1/36	$4,950	$ 5,157,554
(AGM), 4.00%, 6/1/39	5,000	5,052,500
		$ 10,210,054
Insured - Education — 2.2%
Scott County School District Finance Corp., KY, (BAM), 5.00%, 9/1/41	$5,000	$ 5,602,600
Texas State Technical College System, Financing System Improvement, (AGM), 5.50%, 8/1/42	5,750	6,705,650
		$ 12,308,250
Insured - General Obligations — 0.7%
Grossmont Union High School District, CA, (Election of 2008), (AGM), 0.00%, 8/1/33	$3,535	$ 2,195,942
Springdale, AR, Water and Sewer Revenue:
4.00%, 9/1/28	750	800,415
4.00%, 9/1/30	835	886,653
		$ 3,883,010
Insured - Housing — 2.6%
Colorado Housing and Finance Authority, Social Bonds, (GNMA), 6.00%, 11/1/52	$4,975	$ 5,545,085
Illinois Housing Development Authority:
Social Bonds, (GNMA), (FNMA), (FHLMC), 5.25%, 10/1/52	1,700	1,831,818
Social Bonds, (GNMA), (FNMA), (FHLMC), 6.25%, 10/1/52	4,500	5,072,085
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (GNMA), (FNMA), (FHLMC), 5.00%, 7/1/53	2,250	2,400,953
		$ 14,849,941
Insured - Lease Revenue/Certificates of Participation — 0.0%(5)
Ontario Public Financing Authority, CA, (Civic Center Improvements), (AGM), 5.00%, 11/1/23	$135	$ 137,560
		$ 137,560

18
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.2%
Newark, NJ, (Mulberry Pedestrian Bridge Redevelopment), (AGM), 5.00%, 11/15/42	$1,000	$ 1,107,230
		$ 1,107,230
Insured - Transportation — 1.0%
Metropolitan Transportation Authority, NY, (AGM), 3.681%, (67% of SOFR + 0.80%), 4/1/26 (Put Date), 11/1/32(1)	$5,500	$ 5,466,120
		$ 5,466,120
Lease Revenue/Certificates of Participation — 2.1%
Aspen Fire Protection District, CO:
4.00%, 12/1/24	$130	$ 133,392
4.00%, 12/1/28	225	242,788
Colorado, (Rural Colorado), 4.00%, 12/15/39	1,000	1,022,380
Duchesne School District Municipal Building Authority, UT:
5.00%, 6/1/39	1,000	1,067,010
5.00%, 6/1/40	1,645	1,748,701
Greater Texas Cultural Education Facilities Finance Corp., (Epicenter Multipurpose Facilities):
5.00%, 3/1/30	475	548,283
5.00%, 3/1/31	500	584,730
Ottawa County Building Authority, MI, 4.00%, 5/1/39	1,295	1,352,161
Palm Beach County School Board, FL, 5.25%, 8/1/39	2,310	2,675,049
Palo Alto, CA, Certificates of Participation, 3.00%, 11/1/33	110	110,680
South San Francisco Public Facilities Financing Authority, CA, (Orange Memorial Park), 4.00%, 6/1/42	1,000	1,009,190
St. Louis County Special School District, MO, 4.00%, 4/1/29	525	568,129
Virginia Public Building Authority, 4.00%, 8/1/35	800	853,384
		$ 11,915,877
Other Revenue — 7.2%
Fort Myers, FL, Capital Improvement Revenue, 5.00%, 12/1/31	$965	$ 1,022,543
Lafayette Parish School, LA, Sales Tax Revenue, 5.00%, 4/1/39(2)	765	879,130
Loudoun County Economic Development Authority, VA, (Howard Hughes Medical Institute), 4.00%, 10/1/52	1,050	1,055,712
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.00%, 12/1/33	2,425	2,709,404
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/29 (Put Date), 12/1/52	4,000	4,229,840
Security	Principal Amount (000's omitted)	Value
Other Revenue (continued)
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/41	$3,525	$ 3,875,808
Orange County, FL, Tourist Development Tax Revenue, 4.00%, 10/1/32	4,585	4,742,403
Patriots Energy Group Financing Agency, SC, Gas Supply Revenue, (Liq: Royal Bank of Canada), 4.00%, 10/1/48	10,000	10,065,300
Southeast Energy Authority, AL, (Project No. 1), 4.00% to 10/1/28 (Put Date), 11/1/51	7,160	7,169,237
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	4,700	4,713,066
		$ 40,462,443
Senior Living/Life Care — 0.4%
Colorado Health Facilities Authority, (Commonspirit Health Obligations), 5.25%, 11/1/36	$1,100	$ 1,232,583
North Carolina Medical Care Commission, (Deerfield Episcopal Retirement Community, Inc.), 5.00%, 11/1/31	1,000	1,060,120
		$ 2,292,703
Special Tax Revenue — 5.0%
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/41	$3,900	$ 4,103,541
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/38	1,500	1,535,265
4.00%, 11/1/38	250	254,933
4.00%, 11/1/42	5,000	5,004,350
5.00%, 2/1/42	1,400	1,576,512
New York Dormitory Authority, Personal Income Tax Revenue:
4.00%, 3/15/37	5,000	5,135,650
4.00%, 3/15/41	1,200	1,205,952
4.00%, 3/15/43	5,200	5,197,296
New York State Urban Development Corp., Personal Income Tax Revenue, 4.00%, 3/15/40	3,970	4,009,660
		$ 28,023,159
Transportation — 2.2%
Chicago, IL, (O'Hare International Airport), 5.25%, 1/1/37	$1,500	$ 1,611,330
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	1,000	1,063,040
Massachusetts, (Rail Enhancement Program), 5.00%, 6/1/43	2,950	3,325,476
North Texas Tollway Authority, 4.125%, 1/1/40	3,000	3,046,710

19
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Salt Lake City, UT, (Salt Lake City International Airport), 5.00%, 7/1/36	$1,615	$ 1,777,727
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/37	1,500	1,652,910
		$ 12,477,193
Water and Sewer — 10.5%
Colorado Springs, CO, Utilities System Revenue, (SPA: Sumitomo Mitsui Banking Corp.), 1.60%, 11/1/28(6)	$900	$ 900,000
East Bay Municipal Utility District, CA, Wastewater System Revenue, Green Bonds, 5.00%, 6/1/45	200	229,724
Metropolitan Utilities District of Omaha Water System Revenue, NE, 4.375%, 12/1/41	4,545	4,753,025
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.00%, 6/15/36	5,550	5,781,990
4.00%, 6/15/41	5,000	5,029,150
4.00%, 6/15/41	3,695	3,713,955
4.00%, 6/15/42	3,620	3,630,969
5.00%, 6/15/47	3,000	3,355,140
Series EE, 5.00%, 6/15/35	1,155	1,164,009
Santa Clara Valley Water District, CA, 5.00%, 8/1/42	600	698,304
Seattle, WA, Water System Revenue, Green Bonds, 5.00%, 9/1/43	1,625	1,852,646
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	17,000	16,957,500
Spotsylvania County Water and Sewer, VA, 4.00%, 12/1/37	750	781,973
Sugar Land, TX, Waterworks and Sewer System Revenue, 4.50%, 8/15/43	365	382,027
Tampa Bay Regional Water Supply Authority, FL:
5.00%, 10/1/39	1,250	1,437,037
5.00%, 10/1/41	1,000	1,137,200
5.00%, 10/1/42	1,670	1,889,288
5.00%, 10/1/43	2,000	2,257,460
Texas Water Development Board, 4.60%, 10/15/39	2,240	2,478,381
Washington Suburban Sanitary District, MD, 2.00%, 12/1/41	1,000	720,610
		$ 59,150,388
Total Tax-Exempt Municipal Obligations (identified cost $447,692,816)		$463,752,604

Taxable Municipal Obligations — 1.7%
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.4%
Oklahoma Development Finance Authority, (St. John Health System):
3.877%, 5/1/37	$1,500	$ 1,458,855
4.714%, 5/1/52	1,000	975,820
		$ 2,434,675
General Obligations — 1.3%
Massachusetts, Special Obligation, Social Bonds, 3.769%, 7/15/29	$7,500	$ 7,255,425
		$ 7,255,425
Total Taxable Municipal Obligations (identified cost $10,000,000)		$ 9,690,100

U.S. Treasury Obligations — 7.4%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Notes:
3.875%, 11/30/29	$901	$ 917,331
4.125%, 11/15/32	24,146	25,406,119
4.25%, 12/31/24	15,000	15,001,172
Total U.S. Treasury Obligations (identified cost $41,345,625)		$ 41,324,622

Short-Term Investments — 8.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(7)	49,021,044	$ 49,021,044
Total Short-Term Investments (identified cost $49,021,044)		$ 49,021,044
Total Investments — 100.0% (identified cost $548,059,485)		$563,788,370
Other Assets, Less Liabilities — 0.0%(5)		$ 221,048
Net Assets — 100.0%		$564,009,418

20
See Notes to Financial Statements.

Parametric
TABS Intermediate-Term Municipal Bond Fund
January 31, 2023
Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at January 31, 2023.
(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $26,639 or less than 0.05% of the Fund's net assets.
(5)	Amount is less than 0.05%.
(6)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2023.
(7)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
At January 31, 2023, the concentration of the Fund's investments in the various states, determined as a percentage of net assets, is as follows:
New York	14.9%
Texas	11.3%
Others, representing less than 10% individually	57.7%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2023, 5.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 4.6% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
Liq	– Liquidity Provider
LOC	– Letter of Credit
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
21
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2023
Statements of Assets and Liabilities

	January 31, 2023
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Assets
Unaffiliated investments, at value (identified cost $205,812,970 and $499,038,441, respectively)	$ 208,992,690	$ 514,767,326
Affiliated investment, at value (identified cost $20,836,467 and $49,021,044, respectively)	20,836,467	49,021,044
Interest receivable	1,704,762	5,468,945
Dividends receivable from affiliated investment	37,087	55,849
Receivable for investments sold	10,146,634	18,344,578
Receivable for Fund shares sold	570,164	1,975,383
Receivable from affiliates	—	130,198
Total assets	$242,287,804	$589,763,323
Liabilities
Payable for investments purchased	$ 7,260,221	$ 16,196,724
Payable for when-issued securities	4,439,922	7,370,567
Payable for Fund shares redeemed	352,703	891,902
Distributions payable	131,130	796,121
Payable to affiliates:
Investment adviser and administration fee	66,772	226,772
Distribution and service fees	19,086	15,486
Accrued expenses	136,258	256,333
Total liabilities	$ 12,406,092	$ 25,753,905
Net Assets	$229,881,712	$564,009,418
Sources of Net Assets
Paid-in capital	$ 238,579,664	$ 579,627,941
Accumulated loss	(8,697,952)	(15,618,523)
Net Assets	$229,881,712	$564,009,418
Class A Shares
Net Assets	$ 77,727,408	$ 52,418,768
Shares Outstanding	7,640,780	4,337,111
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.17	$ 12.09
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.51	$ 12.50
Class C Shares
Net Assets	$ 3,251,758	$ 5,307,039
Shares Outstanding	320,797	439,314
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.14	$ 12.08
Class I Shares
Net Assets	$ 148,902,546	$ 506,283,611
Shares Outstanding	14,632,223	41,847,472
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.18	$ 12.10
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
22
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2023
Statements of Operations

	Year Ended January 31, 2023
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investment Income
Dividend income from affiliated investment	$ 393,822	$ 741,961
Interest income	5,620,782	15,721,959
Total investment income	$ 6,014,604	$ 16,463,920
Expenses
Investment adviser and administration fee	$ 1,065,891	$ 3,171,649
Distribution and service fees:
Class A	244,992	130,779
Class C	37,104	62,593
Trustees’ fees and expenses	18,239	38,956
Custodian fee	67,625	141,614
Transfer and dividend disbursing agent fees	84,220	821,519
Legal and accounting services	75,147	79,134
Printing and postage	19,510	68,173
Registration fees	56,528	155,359
Miscellaneous	17,402	25,994
Total expenses	$ 1,686,658	$ 4,695,770
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 26,278	$ 922,575
Total expense reductions	$ 26,278	$ 922,575
Net expenses	$ 1,660,380	$ 3,773,195
Net investment income	$ 4,354,224	$ 12,690,725
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (12,092,834)	$ (31,699,317)
Net realized loss	$(12,092,834)	$(31,699,317)
Change in unrealized appreciation (depreciation):
Investments	$ 2,229,091	$ 5,962,189
Net change in unrealized appreciation (depreciation)	$ 2,229,091	$ 5,962,189
Net realized and unrealized loss	$ (9,863,743)	$(25,737,128)
Net decrease in net assets from operations	$ (5,509,519)	$(13,046,403)
23
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2023
Statements of Changes in Net Assets

	Year Ended January 31, 2023
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 4,354,224	$ 12,690,725
Net realized loss	(12,092,834)	(31,699,317)
Net change in unrealized appreciation (depreciation)	2,229,091	5,962,189
Net decrease in net assets from operations	$ (5,509,519)	$ (13,046,403)
Distributions to shareholders:
Class A	$ (1,400,824)	$ (1,019,132)
Class C	(17,417)	(72,096)
Class I	(2,874,290)	(11,534,650)
Total distributions to shareholders	$ (4,292,531)	$ (12,625,878)
Transactions in shares of beneficial interest:
Class A	$ (37,949,638)	$ (6,838,481)
Class C	(1,221,022)	(2,732,414)
Class I	(52,955,647)	(89,833,067)
Net decrease in net assets from Fund share transactions	$ (92,126,307)	$ (99,403,962)
Net decrease in net assets	$(101,928,357)	$(125,076,243)
Net Assets
At beginning of year	$ 331,810,069	$ 689,085,661
At end of year	$ 229,881,712	$ 564,009,418
24
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2023
Statements of Changes in Net Assets — continued

	Year Ended January 31, 2022
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 2,681,286	$ 8,755,400
Net realized gain	772,723	436,464
Net change in unrealized appreciation (depreciation)	(11,253,128)	(29,594,234)
Net decrease in net assets from operations	$ (7,799,119)	$ (20,402,370)
Distributions to shareholders:
Class A	$ (1,469,566)	$ (925,027)
Class C	(30,531)	(62,438)
Class I	(3,179,062)	(10,113,572)
Total distributions to shareholders	$ (4,679,159)	$ (11,101,037)
Transactions in shares of beneficial interest:
Class A	$ (11,725,431)	$ (2,977,634)
Class C	(2,666,827)	(2,436,425)
Class I	(37,797,402)	110,138,775
Net increase (decrease) in net assets from Fund share transactions	$ (52,189,660)	$104,724,716
Net increase (decrease) in net assets	$ (64,667,938)	$ 73,221,309
Net Assets
At beginning of year	$ 396,478,007	$ 615,864,352
At end of year	$331,810,069	$689,085,661
25
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2023
Financial Highlights

	Short-Term Municipal Bond Fund — Class A
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 10.450	$ 10.830	$ 10.660	$ 10.350	$ 10.300
Income (Loss) From Operations
Net investment income	$ 0.165	$ 0.059	$ 0.077(1)	$ 0.160(1)	$ 0.154(1)
Net realized and unrealized gain (loss)	(0.294)	(0.316)	0.401	0.308	0.049
Total income (loss) from operations	$ (0.129)	$ (0.257)	$ 0.478	$ 0.468	$ 0.203
Less Distributions
From net investment income	$ (0.151)	$ (0.057)	$ (0.078)	$ (0.158)	$ (0.153)
From net realized gain	—	(0.066)	(0.230)	—	—
Total distributions	$ (0.151)	$ (0.123)	$ (0.308)	$ (0.158)	$ (0.153)
Net asset value — End of year	$10.170	$ 10.450	$ 10.830	$ 10.660	$ 10.350
Total Return(2)	(1.20)%	(2.39)%	4.51%	4.56%	2.00%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 77,727	$119,419	$135,622	$109,210	$113,654
Ratios (as a percentage of average daily net assets):
Expenses	0.76% (3)	0.80%	0.82%	0.88%	0.91%
Net investment income	1.45%	0.59%	0.71%	1.52%	1.50%
Portfolio Turnover	109%	96%	176%	51%	67%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended January 31, 2023).
26
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2023
Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class C
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 10.390	$ 10.790	$ 10.640	$ 10.320	$ 10.270
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.071	$ (0.017)	$ 0.005	$ 0.082	$ 0.077
Net realized and unrealized gain (loss)	(0.268)	(0.317)	0.387	0.317	0.049
Total income (loss) from operations	$ (0.197)	$ (0.334)	$ 0.392	$ 0.399	$ 0.126
Less Distributions
From net investment income	$ (0.053)	$ —	$ (0.012)	$ (0.079)	$ (0.076)
From net realized gain	—	(0.066)	(0.230)	—	—
Total distributions	$ (0.053)	$ (0.066)	$ (0.242)	$ (0.079)	$ (0.076)
Net asset value — End of year	$10.140	$10.390	$10.790	$10.640	$10.320
Total Return(2)	(1.89)%	(3.11)%	3.70%	3.88%	1.24%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 3,252	$ 4,603	$ 7,473	$ 24,622	$ 35,832
Ratios (as a percentage of average daily net assets):
Expenses	1.51% (3)	1.55%	1.57%	1.63%	1.66%
Net investment income (loss)	0.71%	(0.16)%	0.05%	0.78%	0.75%
Portfolio Turnover	109%	96%	176%	51%	67%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended January 31, 2023).
27
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2023
Financial Highlights — continued

	Short-Term Municipal Bond Fund — Class I
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 10.450	$ 10.830	$ 10.660	$ 10.350	$ 10.300
Income (Loss) From Operations
Net investment income	$ 0.180	$ 0.086	$ 0.105	$ 0.186	$ 0.181
Net realized and unrealized gain (loss)	(0.274)	(0.316)	0.400	0.308	0.048
Total income (loss) from operations	$ (0.094)	$ (0.230)	$ 0.505	$ 0.494	$ 0.229
Less Distributions
From net investment income	$ (0.176)	$ (0.084)	$ (0.105)	$ (0.184)	$ (0.179)
From net realized gain	—	(0.066)	(0.230)	—	—
Total distributions	$ (0.176)	$ (0.150)	$ (0.335)	$ (0.184)	$ (0.179)
Net asset value — End of year	$ 10.180	$ 10.450	$ 10.830	$ 10.660	$ 10.350
Total Return(1)	(0.85)%	(2.14)%	4.77%	4.82%	2.25%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$148,903	$207,787	$253,382	$157,176	$164,679
Ratios (as a percentage of average daily net assets):
Expenses	0.51% (2)	0.55%	0.57%	0.63%	0.66%
Net investment income	1.73%	0.84%	0.92%	1.77%	1.75%
Portfolio Turnover	109%	96%	176%	51%	67%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended January 31, 2023).
28
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2023
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class A
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 12.490	$ 13.070	$ 12.810	$ 12.210	$ 12.160
Income (Loss) From Operations
Net investment income	$ 0.234	$ 0.135	$ 0.184	$ 0.228	$ 0.235
Net realized and unrealized gain (loss)	(0.400)	(0.532)	0.385	0.637	0.050
Total income (loss) from operations	$ (0.166)	$ (0.397)	$ 0.569	$ 0.865	$ 0.285
Less Distributions
From net investment income	$ (0.234)	$ (0.135)	$ (0.184)	$ (0.228)	$ (0.235)
From net realized gain	—	(0.048)	(0.125)	(0.037)	—
Total distributions	$ (0.234)	$ (0.183)	$ (0.309)	$ (0.265)	$ (0.235)
Net asset value — End of year	$12.090	$12.490	$13.070	$12.810	$12.210
Total Return(1)(2)	(1.25)%	(3.08)%	4.49%	7.15%	2.38%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 52,419	$ 61,492	$ 67,422	$ 50,697	$ 42,715
Ratios (as a percentage of average daily net assets):
Expenses (2)	0.87% (3)	0.90%	0.90%	0.90%	0.90%
Net investment income	1.96%	1.09%	1.41%	1.81%	1.95%
Portfolio Turnover	159%	61%	104%	74%	86%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.16%, 0.12%, 0.09%, 0.08% and 0.08% of average daily net assets for the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(3)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended January 31, 2023).
29
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2023
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class C
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 12.480	$ 13.070	$ 12.810	$ 12.210	$ 12.160
Income (Loss) From Operations
Net investment income	$ 0.138(1)	$ 0.044(1)	$ 0.092(1)	$ 0.133	$ 0.143
Net realized and unrealized gain (loss)	(0.392)	(0.548)	0.379	0.638	0.051
Total income (loss) from operations	$ (0.254)	$ (0.504)	$ 0.471	$ 0.771	$ 0.194
Less Distributions
From net investment income	$ (0.146)	$ (0.038)	$ (0.086)	$ (0.134)	$ (0.144)
From net realized gain	—	(0.048)	(0.125)	(0.037)	—
Total distributions	$ (0.146)	$ (0.086)	$ (0.211)	$ (0.171)	$ (0.144)
Net asset value — End of year	$12.080	$12.480	$13.070	$12.810	$12.210
Total Return(2)(3)	(2.00)%	(3.88)%	3.70%	6.35%	1.61%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 5,307	$ 8,362	$ 11,226	$ 22,557	$ 24,456
Ratios (as a percentage of average daily net assets):
Expenses (3)	1.62% (4)	1.65%	1.65%	1.65%	1.65%
Net investment income	1.17%	0.34%	0.72%	1.08%	1.20%
Portfolio Turnover	159%	61%	104%	74%	86%
(1)	Computed using average shares outstanding.
(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(3)	The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.16%, 0.12%, 0.09%, 0.08% and 0.08% of average daily net assets for the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(4)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended January 31, 2023).
30
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2023
Financial Highlights — continued

	Intermediate-Term Municipal Bond Fund — Class I
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 12.500	$ 13.090	$ 12.820	$ 12.220	$ 12.180
Income (Loss) From Operations
Net investment income	$ 0.264	$ 0.167	$ 0.216	$ 0.260	$ 0.265
Net realized and unrealized gain (loss)	(0.400)	(0.542)	0.395	0.636	0.040
Total income (loss) from operations	$ (0.136)	$ (0.375)	$ 0.611	$ 0.896	$ 0.305
Less Distributions
From net investment income	$ (0.264)	$ (0.167)	$ (0.216)	$ (0.259)	$ (0.265)
From net realized gain	—	(0.048)	(0.125)	(0.037)	—
Total distributions	$ (0.264)	$ (0.215)	$ (0.341)	$ (0.296)	$ (0.265)
Net asset value — End of year	$ 12.100	$ 12.500	$ 13.090	$ 12.820	$ 12.220
Total Return(1)(2)	(1.01)%	(2.90)%	4.82%	7.41%	2.63%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$506,284	$619,232	$537,216	$404,214	$396,647
Ratios (as a percentage of average daily net assets):
Expenses (2)	0.61% (3)	0.65%	0.65%	0.65%	0.65%
Net investment income	2.21%	1.34%	1.66%	2.07%	2.19%
Portfolio Turnover	159%	61%	104%	74%	86%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	The investment adviser and administrator and/or sub-adviser reimbursed certain operating expenses (equal to 0.16%, 0.12%, 0.09%, 0.08% and 0.08% of average daily net assets for the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(3)	Includes a reduction by the investment adviser of a portion of its adviser and administration fee due to the Fund's investment in the Liquidity Fund (equal to less than 0.01% of average daily net assets for the year ended January 31, 2023).
31
See Notes to Financial Statements.

Parametric
TABS Municipal Bond Funds
January 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Eaton Vance Municipals Trust II (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of six funds, two of which, each diversified, are included in these financial statements. They include Parametric TABS Short-Term Municipal Bond Fund (Short-Term Municipal Bond Fund) and Parametric TABS Intermediate-Term Municipal Bond Fund (Intermediate-Term Municipal Bond Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds’ investment objective is to seek after-tax total return. The Funds offer three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Funds’ prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). Each Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated a Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that a Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.
C  Federal Taxes—Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of January 31, 2023, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
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TABS Municipal Bond Funds
January 31, 2023
Notes to Financial Statements — continued

E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Funds may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2023 and January 31, 2022 was as follows:
	Year Ended January 31, 2023
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Tax-exempt income	$3,858,423	$11,757,847
Ordinary income	$ 434,108	$ 868,031
	Year Ended January 31, 2022
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Tax-exempt income	$2,121,312	$7,501,575
Ordinary income	$1,771,614	$2,683,514
Long-term capital gains	$ 786,233	$ 915,948
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Parametric
TABS Municipal Bond Funds
January 31, 2023
Notes to Financial Statements — continued

As of January 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Undistributed tax-exempt income	$ 75,784	$ 781,744
Deferred capital losses	(11,946,588)	(31,385,711)
Net unrealized appreciation	3,303,982	15,781,565
Distributions payable	(131,130)	(796,121)
Accumulated loss	$ (8,697,952)	$(15,618,523)
At January 31, 2023, the following Funds, for federal income tax purposes, had deferred capital losses which would reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of a Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. The amounts of the deferred capital losses are as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Deferred capital losses:
Short-term	$7,209,745	$23,950,676
Long-term	$4,736,843	$ 7,435,035
The cost and unrealized appreciation (depreciation) of investments of each Fund at January 31, 2023, as determined on a federal income tax basis, were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Aggregate cost	$226,525,175	$548,006,805
Gross unrealized appreciation	$ 3,869,317	$ 17,903,188
Gross unrealized depreciation	(565,335)	(2,121,623)
Net unrealized appreciation	$ 3,303,982	$ 15,781,565
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Parametric
TABS Municipal Bond Funds
January 31, 2023
Notes to Financial Statements — continued

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to each Fund. The fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
	Short-Term Municipal Bond Fund		Intermediate-Term Municipal Bond Fund
	Annual Fee Rate		Annual Fee Rate
Average Daily Net Assets	As of July 1, 2022*	Prior to July 1, 2022	As of July 1, 2022*	Prior to July 1, 2022
Up to $500 million	0.3500%	0.4500%	0.5000%	0.6000%
$500 million but less than $1 billion	0.3500%	0.4400%	0.5000%	0.6000%
$1 billion but less than $2 billion	0.3375%	0.4300%	0.4750%	0.5750%
$2 billion but less than $5 billion	0.3250%	0.4100%	0.4550%	0.5500%
$5 billion and over	0.3175%	0.4000%	0.4400%	0.5300%
*	Reflects a fee reduction pursuant to an amendment to each Fund’s investment advisory and administrative agreement effective July 1, 2022.
For the year ended January 31, 2023,  investment adviser and administration fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Investment Adviser and Administration Fee	$1,065,891	$3,171,649
Effective Annual Rate	0.40%	0.54%
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of each Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Funds.
Effective April 26, 2022, each Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by each Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by each Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2023, the investment adviser and administration fee paid was reduced by $26,278 and $46,101 for Short-Term Municipal Bond Fund and Intermediate-Term Municipal Bond Fund, respectively, relating to each Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, each Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM and Parametric have agreed to reimburse the Funds’ expenses to the extent that total annual fund operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 0.76%, 1.51% and 0.51% of Short-Term Municipal Bond Fund's average daily net assets for Class A, Class C and Class I, respectively, effective July 1, 2022; and 0.85%, 1.60% and 0.60% (0.90%, 1.65% and 0.65% prior to July 1, 2022) of Intermediate-Term Municipal Bond Fund's average daily net assets for Class A, Class C and Class I, respectively. These agreements may be changed or terminated after May 31, 2023. Pursuant to these agreements, EVM and Parametric were allocated none and $876,474 in total of Short-Term Municipal Bond Fund's and Intermediate-Term Municipal Bond Fund's operating expenses, respectively, for the year ended January 31, 2023.
EVM provides sub-transfer agency and related services to the Funds pursuant to a Sub-Transfer Agency Support Services Agreement. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. Morgan Stanley affiliated broker-dealers, which may be deemed to be affiliates of EVM and EVD, also received a portion of the sales charge on the sales of Class A shares. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges
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Parametric
TABS Municipal Bond Funds
January 31, 2023
Notes to Financial Statements — continued

(see Note 5). Sub-transfer agent fees earned by EVM, which are included in transfer and dividend disbursing agent fees on the Statements of Operations, and Class A sales charges that the Funds were informed were received by EVD and Morgan Stanley affiliated broker-dealers for the year ended January 31, 2023 were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
EVM's Sub-Transfer Agent Fees	$5,452	$4,913
EVD's Class A Sales Charges	$1,043	$1,867
Morgan Stanley affiliated broker-dealers’ Class A Sales Charges	$2,125	$2,541
Trustees and officers of the Funds who are members of EVM’s organization receive remuneration for their services to the Funds out of the investment adviser and administration fee. Trustees of the Funds who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.
4  Distribution Plans
Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, each Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2023 for Class A shares amounted to the following:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class A Distribution and Service Fees	$244,992	$130,779
Each Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, each Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Funds. For the year ended January 31, 2023, the Funds paid or accrued to EVD the following distribution fees:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class C Distribution Fees	$27,828	$46,945
Pursuant to the Class C Plan, the Funds also make payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of the average daily net assets attributable to Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2023 amounted to the following:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class C Service Fees	$9,276	$15,648
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
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Parametric
TABS Municipal Bond Funds
January 31, 2023
Notes to Financial Statements — continued

5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2023, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A and Class C shareholders:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Class A	$5,000	$ 200
Class C	$ —	$2,000
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, for the year ended January 31, 2023 were as follows:
	Short-Term Municipal Bond Fund	Intermediate-Term Municipal Bond Fund
Purchases
Investments (non-U.S. Government)	$ 244,291,689	$ 853,064,617
U.S. Government and Agency Securities	38,048,069	41,347,003
Total Purchases	$282,339,758	$ 894,411,620
Sales
Investments (non-U.S. Government)	$ 333,583,416	$ 916,483,529
U.S. Government and Agency Securities	48,486,516	102,142,964
Total Sales	$382,069,932	$1,018,626,493
7  Shares of Beneficial Interest
Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
Short-Term Municipal Bond Fund
	Year Ended January 31, 2023			Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	783,048	$ 7,795,113	1,319,562	$ 14,160,777
Issued to shareholders electing to receive payments of distributions in Fund shares	116,415	1,162,445	116,663	1,246,260
Redemptions	(4,686,641)	(46,907,196)	(2,532,674)	(27,132,468)
Net decrease	(3,787,178)	$ (37,949,638)	(1,096,449)	$ (11,725,431)
37

Parametric
TABS Municipal Bond Funds
January 31, 2023
Notes to Financial Statements — continued

Short-Term Municipal Bond Fund (continued)
	Year Ended January 31, 2023			Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class C
Sales	73,863	$ 729,992	50,891	$ 544,607
Issued to shareholders electing to receive payments of distributions in Fund shares	1,323	13,128	2,109	22,375
Redemptions	(197,500)	(1,964,142)	(302,544)	(3,233,809)
Net decrease	(122,314)	$ (1,221,022)	(249,544)	$ (2,666,827)
Class I
Sales	6,020,814	$ 60,254,992	6,930,959	$ 74,416,982
Issued to shareholders electing to receive payments of distributions in Fund shares	194,391	1,942,905	201,729	2,157,637
Redemptions	(11,460,257)	(115,153,544)	(10,646,030)	(114,372,021)
Net decrease	(5,245,052)	$ (52,955,647)	(3,513,342)	$ (37,797,402)
Intermediate-Term Municipal Bond Fund
	Year Ended January 31, 2023			Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	1,824,390	$ 21,436,685	1,232,672	$ 15,945,662
Issued to shareholders electing to receive payments of distributions in Fund shares	42,738	502,881	36,308	467,442
Redemptions	(2,453,737)	(28,778,047)	(1,501,941)	(19,390,738)
Net decrease	(586,609)	$ (6,838,481)	(232,961)	$ (2,977,634)
Class C
Sales	117,657	$ 1,382,809	80,394	$ 1,040,821
Issued to shareholders electing to receive payments of distributions in Fund shares	2,971	34,873	2,128	27,373
Redemptions	(351,217)	(4,150,096)	(271,664)	(3,504,619)
Net decrease	(230,589)	$ (2,732,414)	(189,142)	$ (2,436,425)
Class I
Sales	29,555,474	$ 350,119,216	20,658,776	$ 267,233,472
Issued to shareholders electing to receive payments of distributions in Fund shares	410,084	4,827,083	325,454	4,193,986
Redemptions	(37,652,147)	(444,779,366)	(12,498,276)	(161,288,683)
Net increase (decrease)	(7,686,589)	$ (89,833,067)	8,485,954	$ 110,138,775
38

Parametric
TABS Municipal Bond Funds
January 31, 2023
Notes to Financial Statements — continued

8  Line of Credit
The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Funds solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to each Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Funds, it may be unable to borrow some or all of its requested amounts at any particular time. The Funds did not have any significant borrowings or allocated fees during the year ended January 31, 2023.
9  Investments in Affiliated Funds
At January 31, 2023, the value of each Fund’s investment in funds that may be deemed to be affiliated was $20,836,467 and $49,021,044 for Short-Term Municipal Bond Fund and Intermediate-Term Municipal Bond Fund, respectively, which represents 9.1% and 8.7% of net assets for Short-Term Municipal Bond Fund and Intermediate-Term Municipal Bond Fund, respectively. Transactions in such funds by the Funds for the year ended January 31, 2023 were as follows:
Short-Term Municipal Bond Fund
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$166,054,053	$(145,217,586)	$ —	$ —	$20,836,467	$393,822	20,836,467
Intermediate-Term Municipal Bond Fund
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$457,323,516	$(408,302,472)	$ —	$ —	$49,021,044	$741,961	49,021,044
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
39

Parametric
TABS Municipal Bond Funds
January 31, 2023
Notes to Financial Statements — continued

At January 31, 2023, the hierarchy of inputs used in valuing the Funds' investments, which are carried at value, were as follows:
Short-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 175,978,079	$ —	$ 175,978,079
Taxable Municipal Obligations	—	972,570	—	972,570
U.S. Treasury Obligations	—	32,042,041	—	32,042,041
Short-Term Investments	20,836,467	—	—	20,836,467
Total Investments	$20,836,467	$208,992,690	$ —	$229,829,157
Intermediate-Term Municipal Bond Fund
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 463,752,604	$ —	$ 463,752,604
Taxable Municipal Obligations	—	9,690,100	—	9,690,100
U.S. Treasury Obligations	—	41,324,622	—	41,324,622
Short-Term Investments	49,021,044	—	—	49,021,044
Total Investments	$49,021,044	$514,767,326	$ —	$563,788,370
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Funds' performance, or the performance of the securities in which the Funds invest.
40

Parametric
TABS Municipal Bond Funds
January 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Parametric TABS Short-Term Municipal Bond Fund and Parametric TABS Intermediate-Term Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities of Parametric TABS Short-Term Municipal Bond Fund and Parametric TABS Intermediate-Term Municipal Bond Fund (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust II), including the portfolios of investments, as of January 31, 2023, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of January 31, 2023, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 22, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
41

Parametric
TABS Municipal Bond Funds
January 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2024 will show the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Funds. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended January 31, 2023, the Funds designate the following percentages of distributions from net investment income as exempt-interest dividends:
TABS Short-Term Municipal Bond Fund	89.89%
TABS Intermediate-Term Municipal Bond Fund	93.12%
42

Parametric
TABS Municipal Bond Funds
January 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Municipals Trust II (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Funds’ current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Funds to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Funds to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 130 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
43

Parametric
TABS Municipal Bond Funds
January 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
44

Parametric
TABS Municipal Bond Funds
January 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.
45

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
46

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
47

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
48

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

6096    1.31.23

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
Annual Report
January 31, 2023

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2023
Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
The volatile 12-month period starting February 1, 2022, encompassed the worst one-month performance for municipal bond returns since 2008 and the best one-month performance in 36 years.
As the period began, municipal rates -- along with U.S. Treasury rates -- rose as investors became increasingly concerned about the twin threats of inflation and interest rate hikes. On February 24, 2022, Russia’s invasion of Ukraine sent shock waves through markets worldwide, exacerbating inflationary pressures on energy and food prices. In March, the U.S. Federal Reserve (the Fed) ended a two-year period of near-zero-percent interest rates with a 0.25% increase, its first hike since 2018.
As investors recognized the potential for the Fed to raise interest rates at every policy meeting in 2022 to combat inflation, the Bloomberg Municipal Bond Index (the Municipal Index), a broad measure of the municipal bond market, declined 8.98% during the first half of 2022. Municipal bond mutual funds, which had reported net inflows during all but one week of 2021, recorded their worst outflow cycle on record.
In July 2022, however, municipal bond performance briefly turned positive. Helped by a light supply of new issues and increased demand from the reinvestment of maturing debt and coupon payments, municipal mutual funds experienced their first net inflows since January.
From August through October 2022, municipal performance turned negative again. Fund outflows resumed as investors reacted to statements by Fed officials that they were not done with rate hikes and fighting inflation remained the central bank’s top priority. After the Fed’s third straight 0.75% rate hike, the Municipal Index fell 3.84% in September -- its worst one-month performance in 14 years.
But in the final months of the period, municipal performance made another U-turn. Despite the Fed announcing a fourth 0.75% rate hike in November, the Municipal Index rose 4.68% during the month -- its best monthly performance since 1986. The rally was driven by multiple factors, including Fed signals that future rate hikes might be smaller, lower supplies of new municipal bond issues, growing investor demand, and positive inflows into separately managed accounts and exchange-traded funds, or ETFs.
The Fed indeed delivered a smaller 0.50% rate hike in December, but raised expectations of how high rates might go in 2023. The Municipal Index -- helped by attractive yields and limited supply -- nonetheless eked out a slightly positive performance in December. As the period came to a close in January 2023, municipal bonds delivered a third straight month of positive performance, driven by a light supply of new issues and the return of inflows into open-end mutual funds.
For the period as a whole, the Municipal Index returned -3.25% as interest rates rose and bond prices declined across the municipal bond yield curve. Municipal bonds outperformed U.S. Treasurys along the curve as well. Higher quality municipal bonds generally outperformed lower quality municipal bonds, reflecting decreased investor appetite for risk during the period.
Fund Performance
For the 12-month period ended January 31, 2023, Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund) returned -1.88% for Class A shares at net asset value (NAV), underperforming its benchmark, the Bloomberg 10 Year Municipal Bond Index (the Index), which returned -1.20%.
The Index is unmanaged, and returns do not reflect any applicable sales charges, commissions, or expenses.
The Fund seeks to invest primarily in general obligation bonds or revenue bonds, and seeks to weigh investments so that at least 5% and not more than 15% of its net assets are invested in obligations with a final maturity in a year within the 5-to-15 year range. The Fund’s objective is to seek current income exempt from regular federal income tax. The investment sub-adviser's process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market.
Yield-curve positioning -- largely determined by the Fund’s laddered structure -- detracted from Fund performance versus the Index during the period. The Fund’s holdings in bonds with maturities shorter than eight years -- an area of the curve where the Index had no exposure -- underperformed longer maturity bonds, detracting from relative returns.
Credit quality detracted from performance relative to the Index as well. The Fund’s overweight positions in lower quality A-rated and BBB-rated bonds hurt relative performance as credit spreads widened during the period, and lower rated bonds generally underperformed higher rated bonds.
The Fund’s overweight position in lower coupon securities -- specifically 4% coupon bonds -- also detracted from returns relative to the Index. During a period when interest rates rose substantially, lower coupon bonds -- which are more sensitive to the negative effects of rising rates -- underperformed higher coupon bonds.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Management’s Discussion of Fund Performance† — continued

In contrast, active security selection and relative-value trading -- a strategy that seeks to take advantage of price and rate differences among similar securities -- contributed to Fund performance relative to the Index during the period. In particular, relative performance benefited from security selections in the general obligation sector, and in California and Texas bonds.
Duration management contributed to performance versus the Index as well. From February through May 2022, the Fund’s duration was lower than that of the Index, which contributed to relative performance as municipal interest rates rose. But in June, and again from September through November 2022, the Fund’s duration was increased as municipal interest rates reached record highs. This additional interest rate exposure helped relative returns during the final months of the period as municipal bonds rallied and their interest rates declined.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Performance

Portfolio Manager(s) Brian C. Barney, CFA, Devin J. Cooch, CFA and Alison Wagner, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years
Class A at NAV	02/01/2010	02/01/2010	(1.88)%	1.95%	2.79%
Class A with 3.25% Maximum Sales Charge	—	—	(5.09)	1.27	2.45
Class C at NAV	02/01/2010	02/01/2010	(2.62)	1.18	2.18
Class C with 1% Maximum Deferred Sales Charge	—	—	(3.58)	1.18	2.18
Class I at NAV	02/01/2010	02/01/2010	(1.64)	2.20	3.05

Bloomberg 10 Year Municipal Bond Index	—	—	(1.20)%	2.56%	2.67%
Bloomberg 15 Year Municipal Bond Index	—	—	(3.64)	2.59	2.98
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.66%	1.41%	0.41%
Net	0.65	1.40	0.40
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.55%	1.81%	2.80%
SEC 30-day Yield – Subsidized	2.50	1.85	2.83
SEC 30-day Yield – Unsubsidized	2.47	1.82	2.79
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	01/31/2013	$12,409	N.A.
Class I, at minimum investment	$1,000,000	01/31/2013	$1,350,821	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
Fund invests in an affiliated investment company (Portfolio) with the same objective(s) and policies as the Fund. References to investments are to the Portfolio’s holdings.
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
5

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg 10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 8-12 years. Bloomberg 15 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 12-17 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charges reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Effective April 15, 2015, the Fund changed its investment objective and investment strategy. Performance prior to April 15, 2015 reflects the Fund’s performance under its former investment objective and policies.
Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
Additional Information
Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S.
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.
Duration is a measure of the expected change in price of a bond—in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.
Credit spread is the difference in yield between a U.S. Treasury bond and another debt security of the same maturity but different credit quality.

6

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (8/1/22)	Ending Account Value (1/31/23)	Expenses Paid During Period* (8/1/22 – 1/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,023.80	$3.26**	0.64%
Class C	$1,000.00	$1,019.10	$7.07**	1.39%
Class I	$1,000.00	$1,025.10	$1.99**	0.39%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.98	$3.26**	0.64%
Class C	$1,000.00	$1,018.20	$7.07**	1.39%
Class I	$1,000.00	$1,023.24	$1.99**	0.39%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2022. The Example reflects the expenses of both the Fund and the Portfolio.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
7

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Statement of Assets and Liabilities

January 31, 2023
Assets
Investment in 5-to-15 Year Laddered Municipal Bond Portfolio, at value (identified cost $619,015,796)	$ 630,271,854
Receivable for Fund shares sold	1,339,955
Total assets	$631,611,809
Liabilities
Payable for Fund shares redeemed	$ 766,992
Distributions payable	297,790
Payable to affiliates:
Distribution and service fees	30,503
Other	2,410
Accrued expenses	138,872
Total liabilities	$ 1,236,567
Net Assets	$630,375,242
Sources of Net Assets
Paid-in capital	$ 663,670,027
Accumulated loss	(33,294,785)
Net Assets	$630,375,242
Class A Shares
Net Assets	$ 62,566,922
Shares Outstanding	5,126,083
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.21
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 12.62
Class C Shares
Net Assets	$ 20,513,167
Shares Outstanding	1,681,302
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 12.20
Class I Shares
Net Assets	$ 547,295,153
Shares Outstanding	44,872,200
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 12.20
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
8
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Statement of Operations

Year Ended
January 31, 2023
Investment Income
Dividend income allocated from Portfolio	$ 545,506
Interest income allocated from Portfolio	18,079,860
Expenses allocated from Portfolio	(2,431,922)
Total investment income from Portfolio	$ 16,193,444
Expenses
Distribution and service fees:
Class A	$ 170,439
Class C	241,506
Trustees’ fees and expenses	500
Custodian fee	47,209
Transfer and dividend disbursing agent fees	262,343
Legal and accounting services	52,756
Printing and postage	43,037
Registration fees	56,746
Miscellaneous	14,541
Total expenses	$ 889,077
Deduct:
Allocation of expenses to affiliates	$ 128,716
Total expense reductions	$ 128,716
Net expenses	$ 760,361
Net investment income	$ 15,433,083
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss):
Investment transactions	$ (40,253,585)
Net realized loss	$(40,253,585)
Change in unrealized appreciation (depreciation):
Investments	$ (5,317,574)
Net change in unrealized appreciation (depreciation)	$ (5,317,574)
Net realized and unrealized loss	$(45,571,159)
Net decrease in net assets from operations	$(30,138,076)
9
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Statements of Changes in Net Assets

	Year Ended January 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 15,433,083	$ 15,011,060
Net realized gain (loss)	(40,253,585)	3,489,360
Net change in unrealized appreciation (depreciation)	(5,317,574)	(42,921,803)
Net decrease in net assets from operations	$ (30,138,076)	$ (24,421,383)
Distributions to shareholders:
Class A	$ (1,368,606)	$ (1,170,757)
Class C	(300,648)	(222,704)
Class I	(13,662,672)	(13,597,794)
Total distributions to shareholders	$ (15,331,926)	$ (14,991,255)
Transactions in shares of beneficial interest:
Class A	$ (15,662,442)	$ (3,587,280)
Class C	(8,866,410)	(5,093,002)
Class I	(237,643,793)	83,582,567
Net increase (decrease) in net assets from Fund share transactions	$(262,172,645)	$ 74,902,285
Other capital:
Portfolio transaction fee contributed to Portfolio	$ (675,116)	$ (240,536)
Portfolio transaction fee allocated from Portfolio	674,003	249,295
Net increase (decrease) in net assets from other capital	$ (1,113)	$ 8,759
Net increase (decrease) in net assets	$(307,643,760)	$ 35,498,406
Net Assets
At beginning of year	$ 938,019,002	$ 902,520,596
At end of year	$ 630,375,242	$938,019,002
10
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Financial Highlights

	Class A
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 12.700	$ 13.240	$ 12.900	$ 12.220	$ 12.110
Income (Loss) From Operations
Net investment income	$ 0.245	$ 0.182	$ 0.213	$ 0.237	$ 0.225
Net realized and unrealized gain (loss)	(0.492)	(0.540)	0.340	0.680	0.110
Total income (loss) from operations	$ (0.247)	$ (0.358)	$ 0.553	$ 0.917	$ 0.335
Less Distributions
From net investment income	$ (0.243)	$ (0.182)	$ (0.213)	$ (0.237)	$ (0.225)
Total distributions	$ (0.243)	$ (0.182)	$ (0.213)	$ (0.237)	$ (0.225)
Net asset value — End of year	$12.210	$12.700	$13.240	$12.900	$12.220
Total Return(1)(2)	(1.88)%	(2.73)%	4.34%	7.56%	2.80%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 62,567	$ 81,892	$ 88,983	$ 85,608	$ 87,287
Ratios (as a percentage of average daily net assets):(3)
Expenses (2)	0.65% (4)	0.65%	0.65%	0.65%	0.65%
Net investment income	2.02%	1.39%	1.65%	1.88%	1.87%
Portfolio Turnover of the Portfolio	84%	22%	51%	28%	78%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	The investment adviser and administrator and the sub-adviser of the Fund and the investment adviser and the sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.03%, 0.01%, 0.03%, 0.02% and 0.04% of average daily net assets for the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(4)	Includes a reduction by the investment adviser and administrator of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended January 31, 2023).
11
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Financial Highlights — continued

	Class C
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 12.690	$ 13.230	$ 12.890	$ 12.220	$ 12.100
Income (Loss) From Operations
Net investment income	$ 0.155	$ 0.084	$ 0.116	$ 0.142	$ 0.134
Net realized and unrealized gain (loss)	(0.492)	(0.540)	0.340	0.670	0.120
Total income (loss) from operations	$ (0.337)	$ (0.456)	$ 0.456	$ 0.812	$ 0.254
Less Distributions
From net investment income	$ (0.153)	$ (0.084)	$ (0.116)	$ (0.142)	$ (0.134)
Total distributions	$ (0.153)	$ (0.084)	$ (0.116)	$ (0.142)	$ (0.134)
Net asset value — End of year	$12.200	$12.690	$13.230	$12.890	$12.220
Total Return(1)(2)	(2.62)%	(3.47)%	3.56%	6.68%	2.12%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 20,513	$ 30,795	$ 37,239	$ 41,689	$ 45,309
Ratios (as a percentage of average daily net assets):(3)
Expenses (2)	1.40% (4)	1.40%	1.40%	1.40%	1.40%
Net investment income	1.26%	0.64%	0.91%	1.13%	1.11%
Portfolio Turnover of the Portfolio	84%	22%	51%	28%	78%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	The investment adviser and administrator and the sub-adviser of the Fund and the investment adviser and the sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.03%, 0.01%, 0.03%, 0.02% and 0.04% of average daily net assets for the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(4)	Includes a reduction by the investment adviser and administrator of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended January 31, 2023).
12
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Financial Highlights — continued

	Class I
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 12.690	$ 13.230	$ 12.890	$ 12.210	$ 12.100
Income (Loss) From Operations
Net investment income	$ 0.274	$ 0.215	$ 0.245	$ 0.268	$ 0.255
Net realized and unrealized gain (loss)	(0.492)	(0.540)	0.340	0.680	0.110
Total income (loss) from operations	$ (0.218)	$ (0.325)	$ 0.585	$ 0.948	$ 0.365
Less Distributions
From net investment income	$ (0.272)	$ (0.215)	$ (0.245)	$ (0.268)	$ (0.255)
Total distributions	$ (0.272)	$ (0.215)	$ (0.245)	$ (0.268)	$ (0.255)
Net asset value — End of year	$ 12.200	$ 12.690	$ 13.230	$ 12.890	$ 12.210
Total Return(1)(2)	(1.64)%	(2.49)%	4.60%	7.83%	3.06%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$547,295	$825,332	$776,298	$596,099	$472,656
Ratios (as a percentage of average daily net assets):(3)
Expenses (2)	0.40% (4)	0.40%	0.40%	0.40%	0.40%
Net investment income	2.25%	1.64%	1.89%	2.12%	2.11%
Portfolio Turnover of the Portfolio	84%	22%	51%	28%	78%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	The investment adviser and administrator and the sub-adviser of the Fund and the investment adviser and the sub-adviser of the Portfolio reimbursed certain operating expenses (equal to 0.03%, 0.01%, 0.03%, 0.02% and 0.04% of average daily net assets for the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(3)	Includes the Fund’s share of the Portfolio’s allocated expenses.
(4)	Includes a reduction by the investment adviser and administrator of a portion of the Portfolio’s adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended January 31, 2023).
13
See Notes to Financial Statements.

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in 5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio), a Massachusetts business trust, having the same investment objective and policies as the Fund. The value of the Fund’s investment in the Portfolio reflects the Fund’s proportionate interest in the net assets of the Portfolio (approximately 100% at January 31, 2023). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.
B  Income— The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by the Portfolio’s investments in municipal obligations, which are exempt from regular federal income tax when received by the Portfolio, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of January 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
G  Other—Investment transactions are accounted for on a trade date basis.
14

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Notes to Financial Statements — continued

2  Distributions to Shareholders and Income Tax Information
The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are generally paid monthly. Distributions of realized capital gains are made at least annually. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2023 and January 31, 2022 was as follows:
	Year Ended January 31,
	2023	2022
Tax-exempt income	$14,786,419	$14,991,255
Ordinary income	$ 545,507	$ —
As of January 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 402,541
Deferred capital losses	(45,064,687)
Net unrealized appreciation	11,665,151
Distributions payable	(297,790)
Accumulated loss	$(33,294,785)
At January 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $45,064,687 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2023, $25,964,275 are short-term and $19,100,412 are long-term.
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of the Fund’s average daily net assets that are not invested in other investment companies for which EVM or its affiliates serve as investment adviser and receive an advisory fee as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
For the year ended January 31, 2023, the Fund incurred no investment adviser and administration fee on such assets. To the extent the Fund’s assets are invested in the Portfolio, the Fund is allocated its pro-rata share of the Portfolio’s investment adviser fee. The Portfolio has engaged Boston Management and Research (BMR) to render investment advisory services. See Note 2 of the Portfolio’s Notes to Financial Statements which are included elsewhere in this report.
Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
15

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Notes to Financial Statements — continued

EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2023. Pursuant to this agreement, EVM and Parametric were allocated $128,716 in total of the Fund’s operating expenses for the year ended January 31, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2023, EVM earned $11,661 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $3,167 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Fund out of the investment adviser fee. Certain officers and Trustees of the Fund and the Portfolio are officers of the above organizations.
4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2023 amounted to $170,439 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2023, the Fund paid or accrued to EVD $181,129 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2023 amounted to $60,377 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2023, the Fund was informed that EVD received approximately $9,000 and $3,000 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Investment Transactions
For the year ended January 31, 2023, increases and decreases in the Fund's investment in the Portfolio aggregated $120,016,578 and $397,070,054, respectively. In addition, a Portfolio transaction fee was imposed by the Portfolio on the combined daily inflows or outflows of the Fund and the Portfolio’s other investors as more fully described at Note 1H of the Portfolio’s financial statements included herein. Such fee was allocated to the Fund based on its pro-rata interest in the Portfolio. The amount of the Portfolio transaction fee imposed on the Fund, if any, and the allocation of such fee are presented as Other capital on the Statements of Changes in Net Assets. Effective after the close of business on December 23, 2022, the Portfolio transaction fee was discontinued.
16

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Notes to Financial Statements — continued

7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Year Ended January 31, 2023		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	1,248,153	$ 14,928,446	1,072,950	$ 14,073,838
Issued to shareholders electing to receive payments of distributions in Fund shares	91,217	1,085,155	70,602	923,920
Redemptions	(2,662,574)	(31,676,043)	(1,416,785)	(18,585,038)
Net decrease	(1,323,204)	$ (15,662,442)	(273,233)	$ (3,587,280)
Class C
Sales	181,603	$ 2,165,075	253,506	$ 3,320,306
Issued to shareholders electing to receive payments of distributions in Fund shares	19,945	236,978	13,279	173,741
Redemptions	(946,397)	(11,268,463)	(655,072)	(8,587,049)
Net decrease	(744,849)	$ (8,866,410)	(388,287)	$ (5,093,002)
Class I
Sales	25,794,132	$ 307,646,291	18,257,870	$ 239,662,679
Issued to shareholders electing to receive payments of distributions in Fund shares	924,341	10,997,652	819,220	10,714,522
Redemptions	(46,888,880)	(556,287,736)	(12,724,163)	(166,794,634)
Net increase (decrease)	(20,170,407)	$(237,643,793)	6,352,927	$ 83,582,567
17

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund (the "Fund") (one of the funds constituting Eaton Vance Municipals Trust II), as of January 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 22, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
18

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2024 will show the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended January 31, 2023, the Fund designates 96.44% of distributions from net investment income as an exempt-interest dividend.
19

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Portfolio of Investments

Tax-Exempt Municipal Obligations — 92.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 0.8%
Maine Municipal Bond Bank, 4.00%, 11/1/37	$1,000	$ 1,028,380
Michigan Finance Authority, (Trinity Health Credit Group), 3.00%, 10/1/36	1,500	1,474,590
Ohio Water Development Authority, 5.00%, 12/1/39	1,000	1,169,310
Vermont Bond Bank, (Vermont State Colleges System), 3.00%, 10/1/35	400	381,852
Virginia Resources Authority, (Pooled Financing Program), 4.00%, 11/1/35	675	711,814
		$ 4,765,946
Education — 3.5%
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.30%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	$2,750	$ 2,671,872
Louisiana Public Facilities Authority, (Tulane University), 5.00%, 12/15/27	505	553,738
New York Dormitory Authority, (Rochester Institute of Technology):
5.00%, 7/1/36	395	440,749
5.00%, 7/1/37	840	931,669
Ohio Higher Educational Facility Commission, (Kenyon College):
5.00%, 7/1/35(2)	1,840	2,053,458
5.00%, 7/1/36(2)	1,600	1,765,664
5.00%, 7/1/37(2)	2,000	2,187,740
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 9/1/34	350	373,450
Poway Unified School District, CA, (Election of 2008), 0.00%, 8/1/35	1,000	656,420
Saginaw Valley State University, MI:
5.00%, 7/1/27	400	435,188
5.00%, 7/1/28	1,000	1,085,570
Texas A&M University, 4.00%, 5/15/34	1,000	1,101,850
University of Mississippi Educational Building Corp.:
4.00%, 10/1/37	350	368,897
4.00%, 10/1/38	1,590	1,668,053
Virginia College Building Authority, 4.00%, 2/1/33	1,000	1,047,160
Virginia Public School Authority, Prince William County, 3.00%, 10/1/37	1,690	1,638,016
West Lafayette School Building Corp., IN, 5.00%, 7/15/35	2,850	3,100,849
		$ 22,080,343
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 2.8%
American Municipal Power, Inc., OH, (Prairie State Energy Campus), 4.00%, 2/15/35	$5,690	$ 5,967,331
Brownsville, TX, Utilities System Revenue, 5.00%, 9/1/29	1,000	1,062,300
Clark County Public Utility District No. 1, WA, Electric System Revenue, 5.00%, 1/1/36	505	578,397
Florida Municipal Power Agency, 3.00%, 10/1/33	2,000	1,960,560
Garland, TX, Electric Utility System Revenue, 5.00%, 3/1/32	250	268,652
Marquette Board of Light and Power, MI, 5.00%, 7/1/27	735	795,380
New Braunfels, TX, Utility System Revenue, 4.00%, 7/1/34	770	812,889
North Carolina Municipal Power Agency No. 1, (Catawba), 5.00%, 1/1/29	500	542,715
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.70% to 10/1/30 (Put Date), 10/1/46	2,730	2,834,777
Tallahassee, FL, Energy System Revenue:
5.00%, 10/1/30	1,500	1,562,340
5.00%, 10/1/31	1,000	1,040,560
5.00%, 10/1/33	300	311,517
Walnut Energy Center Authority, CA, 5.00%, 1/1/33	250	258,465
		$ 17,995,883
Escrowed/Prerefunded — 0.2%
Addison, TX, Prerefunded to 2/15/23, 5.00%, 2/15/26	$270	$ 270,251
Colorado Health Facilities Authority, (NCMC, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	150	158,843
Kentucky Turnpike Authority, Prerefunded to 7/1/23, 5.00%, 7/1/33	300	303,237
North Carolina Medical Care Commission, (United Methodist Retirement Homes), Prerefunded to 10/1/23, 5.00%, 10/1/30	250	261,540
		$ 993,871
General Obligations — 30.8%
Anne Arundel County, MD, 5.00%, 4/1/33	$700	$ 845,383
Arlington Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/36	1,000	1,043,730
Auburn, AL, 5.00%, 8/1/37	1,915	2,216,651
Barbers Hill Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/37	2,970	3,476,533
Belding Area Schools, MI, 5.00%, 5/1/30	225	243,545
Bethel Park School District, PA, 4.00%, 8/1/35	650	691,158
Beverly Hills Unified School District, CA, (Election of 2018), 4.00%, 8/1/38	770	844,136
Birmingham, AL, 5.00%, 12/1/27	2,460	2,770,993

20
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Blanco Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	$900	$ 1,053,045
Burlington, VT, 5.00%, 11/1/29	75	87,359
California:
2.85%, 12/1/32	2,040	2,026,230
4.55%, 12/1/37	1,000	1,105,040
Cape May County, NJ, 3.00%, 10/1/31	1,000	1,014,980
Celina Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	1,135	1,175,179
Chaffey Joint Union High School District, CA, (Election of 2012), 0.00%, 8/1/33	875	635,819
Chambers County Improvement District No. 1, TX:
4.00%, 9/1/32	1,100	1,149,599
4.00%, 9/1/33	1,000	1,041,130
4.00%, 9/1/34	1,000	1,038,190
Channelview Independent School District, TX, (PSF Guaranteed), 2.375%, 8/15/35	500	447,945
Cheltenham School District, PA, 4.00%, 2/15/35	1,005	1,073,722
Chisholm Independent School District No. 695, MN:
0.00%, 2/1/37(2)	615	344,769
0.00%, 2/1/38(2)	820	434,042
Colonial School District, PA, 5.00%, 2/15/33	50	53,041
Comal County, TX, 4.00%, 2/1/33	5,580	5,801,247
Connecticut:
4.00%, 1/15/34	3,000	3,254,070
4.00%, 1/15/35	3,000	3,207,300
Conroe, TX, 4.125%, 3/1/39	1,895	1,953,897
Contra Costa Community College District, CA, (Election of 2014), 4.00%, 8/1/33	100	108,974
Cook County School District No. 25, IL, (Arlington Heights), 5.00%, 12/15/32	630	688,533
Coopersville Area Public Schools, MI, 4.00%, 5/1/35	430	459,244
Corona-Norco Unified School District, CA, (Election of 2014), 5.00%, 8/1/33	350	399,602
Cupertino Union School District, CA, (Election of 2012), 5.00%, 8/1/33	555	609,090
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	2,235	2,664,925
Danville, VA, 4.00%, 9/1/33	3,490	3,936,650
Delaware, 5.00%, 2/1/29	1,000	1,139,460
Dublin City School District, OH, 5.00%, 12/1/29	500	576,315
Fairfax County, VA:
4.00%, 10/1/35	4,225	4,490,921
4.00%, 10/1/36	5,775	6,090,661
Florida, (Department of Transportation), 2.00%, 7/1/33	1,535	1,361,560
Forney Independent School District, TX, 0.00%, 8/15/37	275	151,965
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Fort Bend Independent School District, TX, (PSF Guaranteed):
3.00%, 8/15/35	$400	$ 393,012
3.00%, 8/15/36	500	471,900
Frisco Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/30	400	410,376
Georgia:
5.00%, 7/1/30	5,000	5,990,100
5.00%, 2/1/32	1,000	1,108,770
Grand Forks County, ND, 4.00%, 10/1/35	1,480	1,583,141
Hamilton County, IN, 4.00%, 12/31/38	1,305	1,354,094
Harlandale Independent School District, TX, 5.00%, 8/1/29	845	937,004
Hawaii, 4.00%, 1/1/37	1,000	1,039,940
Hennepin County, MN, 5.00%, 12/1/33	1,000	1,097,370
Hitchcock Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/37	750	859,515
Homewood, AL, 5.00%, 9/1/29	2,000	2,185,180
Honolulu City and County, HI, 3.00%, 9/1/31	110	112,525
Illinois:
Series 2022A, 5.00%, 3/1/29	2,250	2,451,487
Series 2022B, 5.00%, 3/1/29	2,000	2,178,740
Irving, TX:
4.00%, 9/15/36	2,025	2,161,931
4.00%, 9/15/37	5,165	5,460,851
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/29	1,000	1,018,110
Kane, McHenry, Cook and DeKalb Counties Community Unit School District No. 300, IL, 5.00%, 1/1/28	2,370	2,610,531
Kansas City, MO:
3.00%, 2/1/35	950	938,334
4.00%, 2/1/37	2,500	2,608,900
Kennewick School District No. 17, WA, 4.00%, 12/1/33	655	716,426
Krum Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/35	720	735,610
Lake Washington School District No. 414, WA, 4.00%, 12/1/34	1,000	1,047,030
Lakeland, FL, 5.00%, 10/1/30	1,000	1,053,910
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/34	2,000	2,181,900
Lewisville Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/27	1,600	1,664,656
Lone Star College System, TX, 3.00%, 2/15/36	1,695	1,643,353
Los Angeles Community College District, CA, (Election of 2008), 4.00%, 8/1/34	1,690	1,781,209
Massachusetts:
4.00%, 3/1/32	630	689,718

21
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Massachusetts: (continued)
4.00%, 5/1/36	$5,225	$ 5,462,267
McLean County Public Building Commission, IL, 5.00%, 12/1/28	200	209,434
Medina Valley Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/35	425	456,569
Milpitas Unified School District, CA, (Election of 2012), 4.00%, 8/1/32	360	368,708
Monrovia Unified School District, CA, (Election of 2006):
0.00%, 8/1/34	3,550	2,366,146
0.00%, 8/1/36	1,830	1,065,316
Montgomery County Municipal Utility District No. 46, TX, 4.00%, 3/1/29	1,295	1,319,888
Morgan County School District, UT, 4.00%, 8/1/34	1,180	1,242,847
Mountain View-Los Altos Union High School District, CA, 0.00%, 8/1/27	175	155,586
Nevada, 2.125%, 5/1/38	2,000	1,590,940
New Braunfels, TX, 5.00%, 2/1/32	795	936,629
New York City, NY, 5.25%, 10/1/39	2,000	2,347,820
Newport-Mesa Unified School District, CA, (Election of 2005):
0.00%, 8/1/35	3,435	2,281,321
0.00%, 8/1/37	6,580	3,937,209
Ohio:
5.00%, 3/1/35	2,160	2,581,783
5.00%, 5/1/35	500	597,895
Omaha, NE:
5.00%, 4/15/38	610	703,397
5.00%, 4/15/39	1,115	1,279,764
Palo Alto Unified School District, CA, (Election of 2008), 0.00%, 8/1/31	840	670,522
Pasadena Independent School District, TX, (PSF Guaranteed):
4.00%, 2/15/39	4,840	5,038,004
4.125%, 2/15/40	3,575	3,735,446
Pasadena, TX:
4.00%, 2/15/28	500	516,000
4.00%, 2/15/29	150	154,656
4.00%, 2/15/30	440	453,103
4.00%, 2/15/31	650	668,759
Pendleton School District No. 16R, Umatilla County, OR, 0.00%, 6/15/27	890	780,067
Pennsylvania, 4.00%, 10/1/39	17,000	17,399,330
Pflugerville, TX, 5.00%, 8/1/36	1,365	1,577,462
Quincy School District No. 144-101, WA, 4.00%, 12/1/34	800	824,120
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Ravenswood City School District, CA, (Election of 2016), 5.00%, 8/1/28	$555	$ 608,485
Redmond, WA, 5.00%, 12/1/36	1,455	1,721,658
Romeo Community Schools, MI, 5.00%, 5/1/30	700	756,322
Romulus, MI:
4.00%, 11/1/31	250	261,533
4.00%, 11/1/32	100	104,391
4.00%, 11/1/33	250	260,370
San Antonio Independent School District, TX, (PSF Guaranteed), 4.00%, 8/15/33	500	518,085
San Jacinto Community College District, TX, 4.00%, 2/15/34	1,445	1,582,376
School District 27J, Adams and Weld Counties and City and County of Broomfield, CO, 4.00%, 12/1/30	450	470,205
Southfield Public Schools, MI, 5.00%, 5/1/27	1,000	1,111,120
Spokane County School District No. 81, WA, 5.00%, 12/1/36	3,500	3,928,995
Spokane, WA, 4.00%, 12/1/36	2,980	3,085,522
Stamford, CT:
2.00%, 8/15/33	805	703,739
4.00%, 8/1/27	265	277,460
Sugar Land, TX, 4.00%, 2/15/36	1,000	1,028,620
Tuloso-Midway Independent School District, TX, (PSF Guaranteed):
4.00%, 8/15/27	110	114,335
4.00%, 8/15/29	545	564,936
United Independent School District, TX:
4.00%, 2/15/33	350	366,016
4.00%, 2/15/34	535	558,872
4.00%, 2/15/36	580	596,994
4.00%, 2/15/37	600	612,840
West Sonoma County Union High School District, CA, (Election of 2018), 5.00%, 8/1/34	200	226,276
Westchester County, NY, 2.00%, 10/15/33	650	582,628
Will and Kendall Counties Community Consolidated School District No. 202, IL, 4.00%, 1/1/27	2,825	2,986,336
Will County Community Unit School District No. 365-U, IL, 4.00%, 1/1/30	360	375,412
Yosemite Community College District, CA, (Election of 2004), 0.00%, 8/1/37	165	96,642
		$194,413,412
Hospital — 11.2%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/33	$2,925	$ 3,199,043
Bexar County Hospital District, TX, 5.00%, 2/15/37	1,800	2,056,122

22
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
California Health Facilities Financing Authority, (Adventist Health System/West), 4.00%, 3/1/27	$90	$ 90,088
California Health Facilities Financing Authority, (El Camino Hospital), 5.00%, 2/1/29	465	508,040
Clarke County Hospital Authority, GA, (Piedmont Healthcare, Inc.), 5.00%, 7/1/30	335	358,249
Cobb County Kennestone Hospital Authority, GA, (WellStar Health System, Inc.), 4.00%, 4/1/34	100	104,124
Colorado Health Facilities Authority, (CommonSpirit Health):
5.00%, 8/1/28	7,035	7,770,931
5.00%, 8/1/34	1,575	1,718,656
5.00%, 8/1/35	2,650	2,862,133
Colorado Health Facilities Authority, (Sanford Health), 5.00%, 11/1/32	3,000	3,370,530
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/30	350	362,226
Glynn-Brunswick Memorial Hospital Authority, GA, (Southeast Georgia Health System), 4.00%, 8/1/35	1,000	992,530
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/33	4,000	4,023,760
Illinois Finance Authority, (Riverside Health System), 5.00%, 11/15/27	500	539,140
Illinois Finance Authority, (Rush University Medical Center):
5.00%, 11/15/31	1,000	1,044,930
5.00%, 11/15/32	1,000	1,041,850
Louisville/Jefferson County Metro Government, KY, (Norton Healthcare, Inc.):
5.00%, 10/1/30	2,000	2,136,120
5.00%, 10/1/31	1,500	1,600,155
5.00%, 10/1/32	2,000	2,128,960
Maryland Health and Higher Educational Facilities Authority, (MedStar Health, Inc.), 5.00%, 8/15/31	875	909,729
Massachusetts Development Finance Agency, (Berkshire Retirement Community, Inc.), 5.00%, 7/1/25	370	377,851
Medford Hospital Facilities Authority, OR, (Asante Health System):
5.00%, 8/15/34	1,000	1,123,400
5.00%, 8/15/36	1,000	1,103,330
Minneapolis, MN, (Allina Health System), 4.00%, 11/15/36	1,990	2,035,173
Missouri Health and Educational Facilities Authority, (CoxHealth), 5.00%, 11/15/31	490	513,157
Missouri Health and Educational Facilities Authority, (Saint Luke's Health System), 5.00%, 11/15/31	1,000	1,058,840
Montgomery County, OH, (Dayton Children's Hospital):
5.00%, 8/1/32	750	877,350
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Montgomery County, OH, (Dayton Children's Hospital): (continued)
5.00%, 8/1/33	$800	$ 931,272
New Hampshire Health and Education Facilities Authority, (Dartmouth-Hitchcock Obligated Group):
5.00%, 8/1/28	500	551,550
5.00%, 8/1/29	500	551,220
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System):
5.00%, 7/1/27	700	761,229
5.00%, 7/1/28	600	652,566
5.00%, 7/1/31	275	297,891
New York Dormitory Authority, (Maimonides Medical Center), 4.00%, 8/1/30	150	160,427
Norman Regional Hospital Authority, OK, 5.00%, 9/1/25	660	681,338
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/32	700	736,211
Public Finance Authority, WI, (Renown Regional Medical Center):
5.00%, 6/1/34	1,320	1,448,792
5.00%, 6/1/36	2,310	2,489,857
Richmond County Hospital Authority, GA, (University Health Services, Inc.), 5.00%, 1/1/28	1,000	1,078,110
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 4.00%, 12/1/30	150	154,766
St. Paul Housing and Redevelopment Authority, MN, (HealthPartners Obligated Group), 5.00%, 7/1/30	625	654,606
University of Kansas Hospital Authority, (KU Health System), 5.00%, 9/1/27	1,555	1,655,251
Vermont Educational and Health Buildings Financing Agency, (University of Vermont Medical Center):
5.00%, 12/1/25	285	302,556
5.00%, 12/1/27	45	48,163
5.00%, 12/1/28	320	342,451
5.00%, 12/1/30	300	320,805
5.00%, 12/1/31	185	197,412
Virginia Small Business Financing Authority, (Bon Secours Mercy Health, Inc.), 5.00%, 10/1/40	9,000	9,945,360
Washington Health Care Facilities Authority, (Overlake Hospital Medical Center), 5.00%, 7/1/27	1,575	1,712,466
Wisconsin Health and Educational Facilities Authority, (Agnesian HealthCare, Inc.), 5.00%, 7/1/26	400	429,872
Wisconsin Health and Educational Facilities Authority, (Gundersen Health System), 4.00%, 10/15/33	425	452,051
		$ 70,462,639

23
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Housing — 2.8%
Alaska Housing Finance Corp.:
Social Bonds, 5.00%, 6/1/32	$920	$ 1,073,953
Social Bonds, 5.00%, 12/1/32	940	1,095,015
Georgia Housing & Finance Authority, 3.65%, 12/1/32	185	188,724
Indiana Housing and Community Development Authority, SFMR, Social Bonds, (GNMA/FNMA/FHLMC), 4.35%, 7/1/37	3,035	3,160,224
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):
1.50%, 1/1/31	300	258,768
1.60%, 7/1/31	175	150,794
Minnesota Housing Finance Agency:
2019 Series A, 4.00%, 8/1/34	295	312,434
2019 Series A, 4.00%, 8/1/35	440	461,899
2019 Series C, 4.00%, 8/1/33	525	550,242
2019 Series C, 4.00%, 8/1/34	240	250,147
2019 Series C, 4.00%, 8/1/35	285	294,442
New York City Housing Development Corp., NY:
2.65%, 11/1/27	60	59,402
2.85%, 11/1/29	20	19,644
New York Housing Finance Agency, (FHLMC), (FNMA), (GNMA):
2.20%, 5/1/25	190	187,346
2.40%, 11/1/26	150	147,672
New York Mortgage Agency:
2.30%, 10/1/30	1,000	926,160
3.65%, 4/1/32	120	119,830
Seattle Housing Authority, WA, (Northgate Plaza), 1.00%, 6/1/26	7,675	7,100,296
Vermont Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.85%, 11/1/33	1,059	1,039,504
Virginia Housing Development Authority, 2.55%, 5/1/27	90	89,168
		$ 17,485,664
Insured - Bond Bank — 1.8%
Indianapolis Local Public Improvement Bond Bank, IN, (AGM), 4.00%, 6/1/36	$10,855	$ 11,310,150
		$ 11,310,150
Insured - Education — 0.3%
New York Dormitory Authority, (School Districts Revenue Bond Financing Program):
(AGM), 5.00%, 10/1/33	$500	$ 567,735
(AGM), 5.00%, 10/1/35	800	893,968
Troy University, AL, (AGM), 5.00%, 11/1/35	460	522,634
		$ 1,984,337
Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 0.8%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project M):
(AGM), 5.00%, 7/1/30	$250	$ 289,828
(AGM), 5.00%, 7/1/31	275	322,473
(AGM), 5.00%, 7/1/32	465	548,607
(AGM), 5.00%, 7/1/33	360	425,394
(AGM), 5.00%, 7/1/34	365	428,185
(AGM), 5.00%, 7/1/35	310	357,576
(AGM), 5.00%, 7/1/36	500	568,145
(AGM), 5.00%, 7/1/37	490	551,127
(AGM), 5.00%, 7/1/38	435	485,908
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4 Project J), (AGM), 4.00%, 1/1/36	310	319,836
Municipal Electric Authority of Georgia, (Plant Vogtle Units 3 and 4 Project M):
(AGM), 4.00%, 1/1/36	435	448,803
(AGM), 4.00%, 1/1/37	470	479,795
		$ 5,225,677
Insured - General Obligations — 1.5%
Cattaraugus County, NY :
(AGM), 4.00%, 5/15/36	$960	$ 1,010,717
(AGM), 4.00%, 5/15/37	730	761,456
Fort Bend County Municipal Utility District No. 58, TX:
(BAM), 3.00%, 4/1/26	10	10,108
(BAM), 3.00%, 4/1/32	360	363,294
Hazelwood School District, MO, (BAM), 5.00%, 3/1/36(2)	4,050	4,661,428
Pocono Mountain School District, PA, (AGM), 4.00%, 9/1/27	690	732,890
Yonkers, NY:
(BAM), Series 2019A, 5.00%, 5/1/31	750	866,768
(BAM), Series 2019B, 5.00%, 5/1/31	825	955,664
		$ 9,362,325
Insured - Lease Revenue/Certificates of Participation — 0.7%
Clermont County Port Authority, OH, (West Clermont Local School District), (BAM), 5.00%, 12/1/29	$100	$ 106,751
Fairfield, CA, Certificates of Participation:
(AGC), 0.00%, 4/1/34	1,000	680,870
(AGC), 0.00%, 4/1/37	5,000	2,877,400
Highlands County School Board, FL, (BAM), 5.00%, 3/1/27	175	183,972
Pasco County School Board, FL, (BAM), 5.00%, 8/1/27	605	659,729
Tahoe-Truckee Unified School District, CA, Certificates of Participation, (BAM), 5.00%, 6/1/31	180	196,027
		$ 4,704,749

24
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue — 0.1%
North Houston Development Corp., TX, Tax Increment Contract Revenue, (AGM), 3.00%, 9/1/36	$880	$ 802,093
Vineyard Redevelopment Agency, UT, (AGM), 4.00%, 5/1/36	135	143,111
		$ 945,204
Insured - Transportation — 1.6%
New Brunswick Parking Authority, NJ, (BAM), 5.00%, 9/1/27	$275	$ 293,013
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/30	1,000	1,110,120
(AGM), 5.00%, 1/1/31	1,250	1,387,313
(AGM), 5.00%, 1/1/32	1,650	1,829,602
(AGM), 5.00%, 1/1/33	2,250	2,490,682
(AGM), 5.00%, 1/1/34	2,485	2,743,937
		$ 9,854,667
Insured - Water and Sewer — 0.1%
Gulf Coast Waste Disposal Authority, TX, (AGM), 5.00%, 10/1/30	$250	$ 266,117
Hamburg Municipal Authority, PA, Sewer Revenue:
(AGM), 2.00%, 10/1/32	320	285,421
(AGM), 2.00%, 10/1/34	30	25,529
		$ 577,067
Lease Revenue/Certificates of Participation — 2.8%
Aspen Fire Protection District, CO:
4.00%, 12/1/31	$250	$ 270,960
4.00%, 12/1/32	205	221,451
Broward County School Board, FL, 5.00%, 7/1/29	500	544,500
California Public Works Board, 4.00%, 5/1/36	880	930,248
Colorado Department of Transportation:
5.00%, 6/15/30	350	377,678
5.00%, 6/15/31	310	334,304
Commonwealth Financing Authority, PA, Tobacco Master Settlement Payment Revenue:
5.00%, 6/1/29	3,000	3,340,890
5.00%, 6/1/30	3,000	3,338,580
Fountain Valley Public Financing Authority, CA, 4.00%, 11/1/28	645	681,636
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/28	410	462,759
Lee County School Board, FL, Certificates of Participation, 5.00%, 8/1/32	1,495	1,603,672
Mesa Water District, CA, Certificates of Participation, 5.00%, 3/15/33	350	412,398
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Palm Beach County School Board, FL, 5.25%, 8/1/39	$3,000	$ 3,474,090
Public Finance Authority, WI, (KU Campus Development Corp.), 5.00%, 3/1/29	500	535,740
Virginia Public Building Authority, 4.00%, 8/1/35	1,140	1,216,072
		$ 17,744,978
Other Revenue — 8.8%
Lafayette Parish School Board, LA, Sales Tax Revenue:
5.00%, 4/1/29(2)	$320	$ 370,042
5.00%, 4/1/30(2)	315	370,834
5.00%, 4/1/32(2)	325	394,706
5.00%, 4/1/34(2)	415	504,524
5.00%, 4/1/35(2)	425	509,477
5.00%, 4/1/36(2)	525	617,179
5.00%, 4/1/37(2)	500	582,785
Louisiana Local Government Environmental Facilities and Community Development Authority, (Bossier City), 5.00%, 12/1/34	2,425	2,691,144
Louisiana Local Government Environmental Facilities and Community Development Authority, (Jefferson Parish):
5.00%, 4/1/27	500	542,875
5.00%, 4/1/29	275	297,704
Main Street Natural Gas, Inc., GA, Gas Supply Revenue:
4.00% to 12/1/29 (Put Date), 9/1/52	23,115	23,167,009
5.00% to 6/1/29 (Put Date), 12/1/52	5,500	5,816,030
New York City Cultural Resources Trust, NY, (Carnegie Hall):
5.00%, 12/1/29	85	98,633
5.00%, 12/1/31	250	291,195
5.00%, 12/1/33	200	231,418
5.00%, 12/1/34	300	344,028
5.00%, 12/1/35	700	794,423
Rhode Island Health and Educational Building Corp., (Barrington), 5.00%, 5/15/28	1,060	1,184,200
San Antonio, TX, Electric and Gas Systems Revenue, 2.00% to 12/1/27 (Put Date), 2/1/49	4,000	3,841,440
Tennergy Corp., TN, Gas Supply Revenue, 4.00% to 9/1/28 (Put Date), 12/1/51	11,500	11,531,970
Wisconsin, Environmental Improvement Fund Revenue, 5.00%, 6/1/32	1,000	1,054,940
		$ 55,236,556
Senior Living/Life Care — 1.4%
Baltimore County, MD, (Riderwood Village, Inc.):
4.00%, 1/1/30	$1,655	$ 1,713,835
4.00%, 1/1/31	250	258,022

25
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Baltimore County, MD, (Riderwood Village, Inc.): (continued)
4.00%, 1/1/32	$350	$ 360,353
4.00%, 1/1/33	600	615,942
4.00%, 1/1/34	685	700,796
4.00%, 1/1/35	615	625,449
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/28	50	51,263
5.00%, 11/15/30	910	928,892
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/25	100	104,678
Cumberland County Municipal Authority, PA, (Diakon Lutheran Social Ministries), 5.00%, 1/1/27	1,035	1,068,337
East Hempfield Township Industrial Development Authority, PA, (Willow Valley Communities), 5.00%, 12/1/31	310	326,070
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 3.00%, 2/1/27	1,000	943,220
North Carolina Medical Care Commission, (United Methodist Retirement Homes):
Series 2016A, 5.00%, 10/1/30	280	286,656
Series 2016A, 5.00%, 10/1/31	625	638,794
		$ 8,622,307
Special Tax Revenue — 8.4%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/26	$150	$ 157,557
5.00%, 5/1/27	450	477,648
5.00%, 5/1/28	575	614,727
5.00%, 5/1/29	550	590,964
5.00%, 5/1/30	650	701,935
5.00%, 5/1/31	675	732,382
5.00%, 5/1/32	725	789,561
Battery Park City Authority, NY, (SPA: TD Bank, N.A.), 1.60%, 11/1/38(3)	5,300	5,300,000
Connecticut, Special Tax Obligation, (Transportation Infrastructure):
5.00%, 7/1/29	2,565	2,994,407
5.00%, 7/1/34	1,000	1,211,360
Downtown Smyrna Development Authority, GA, 4.00%, 2/1/35	360	393,188
Miami-Dade County, FL, Special Obligation Bonds:
5.00%, 4/1/29	900	967,167
5.00%, 4/1/30	950	1,019,407
5.00%, 4/1/31	895	963,494
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Miami-Dade County, FL, Special Obligation Bonds: (continued)
5.00%, 4/1/32	$735	$ 791,014
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 11/1/35	2,235	2,358,104
4.00%, 11/1/36	1,000	1,036,900
5.00%, 8/1/33	1,190	1,234,018
5.25%, 11/1/37	2,500	2,967,400
2022 Series B, 4.00%, 11/1/37	5,365	5,495,316
2022 Series D, 4.00%, 11/1/37	5,660	5,840,667
2022 Series F, 5.00%, 2/1/36	1,000	1,174,460
New York Dormitory Authority, Personal Income Tax Revenue, 4.00%, 2/15/37	6,950	7,118,746
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/32	1,800	1,921,932
New York State Urban Development Corp., Personal Income Tax Revenue:
4.00%, 3/15/35	2,885	3,008,132
4.00%, 3/15/39	2,900	2,936,105
		$ 52,796,591
Transportation — 8.0%
Central Texas Regional Mobility Authority:
4.00%, 1/1/34	$70	$ 73,671
5.00%, 1/1/27	2,140	2,276,618
Chicago, IL, (O'Hare International Airport):
5.00%, 1/1/28	150	157,182
5.00%, 1/1/29	150	156,879
5.00%, 1/1/30	500	522,270
5.00%, 1/1/31	1,000	1,044,430
5.25%, 1/1/28	2,905	3,222,400
5.25%, 1/1/29	3,060	3,393,662
5.25%, 1/1/30	1,000	1,106,320
5.25%, 1/1/31	1,000	1,104,120
5.25%, 1/1/32	2,565	2,824,988
Clark County, NV, Highway Revenue, 5.00%, 7/1/33	840	869,392
Denver City and County, CO, Airport System Revenue, 5.00%, 11/15/31	1,450	1,589,954
Fort Bend County, TX, Toll Road Revenue, 5.00%, 3/1/28	500	527,960
Illinois Toll Highway Authority:
5.00%, 1/1/29	175	187,938
5.00%, 12/1/32	350	373,831
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
5.00%, 5/15/33	225	258,741

26
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Los Angeles Department of Airports, CA, (Los Angeles International Airport): (continued)
5.00%, 5/15/34	$250	$ 264,918
Metropolitan Transportation Authority, NY, 3.311%, (67% of SOFR + 0.43%), 11/1/26(1)	1,980	1,971,050
New Jersey Transportation Trust Fund Authority, (Transportation Program), 5.25%, 6/15/39	5,250	5,822,040
New Orleans Aviation Board, LA, 5.00%, 1/1/28	150	164,934
North Texas Tollway Authority:
4.125%, 1/1/39	6,000	6,127,800
5.00%, 1/1/37	1,350	1,543,225
Pennsylvania Turnpike Commission:
5.00%, 12/1/35	500	572,505
5.00%, 12/1/36	1,165	1,323,149
5.00%, 12/1/39	1,000	1,112,530
Port Authority of New York and New Jersey, 4.00%, 7/15/36	1,390	1,431,130
Port of Seattle, WA:
5.00%, 3/1/27	100	103,768
5.00%, 3/1/29	250	258,788
Portland, ME, Airport Revenue:
Green Bonds, 5.00%, 1/1/29	225	255,488
Green Bonds, 5.00%, 1/1/31	370	417,771
Salt Lake City, UT, (Salt Lake City International Airport):
5.00%, 7/1/28	1,370	1,522,837
5.00%, 7/1/31	300	338,349
5.00%, 7/1/32	660	743,318
5.00%, 7/1/33	600	674,196
5.00%, 7/1/34	450	503,455
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), 5.00%, 5/1/35	1,950	2,291,601
Wayne County Airport Authority, MI, (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/31	2,920	3,318,405
		$ 50,451,613
Water and Sewer — 4.3%
Colorado Springs, CO, Utilities System Revenue, (SPA: Sumitomo Mitsui Banking Corp.), 1.60%, 11/1/28(3)	$3,295	$ 3,295,000
Fort Worth, TX, Water and Sewer System Revenue, 5.00%, 2/15/34	4,015	4,741,394
Indiana Finance Authority, (CWA Authority, Inc.), 4.00%, 10/1/36	1,475	1,542,009
Louisville and Jefferson County Metropolitan Sewer District, KY, Green Bonds, 4.00%, 5/15/36	275	284,897
Marin Public Financing Authority, CA, (Sausalito-Marin City Sanitary District), 4.00%, 4/1/32	575	612,824
Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
Memphis, TN, Sanitary Sewerage System Revenue, 4.00%, 10/1/32	$1,700	$ 1,788,536
Mesa, AZ, Utility Systems Revenue, 5.00%, 7/1/29	500	544,675
Portland, OR, Sewer System Revenue, 3.00%, 3/1/37	710	666,704
Rapid City, SD, Water Revenue:
4.00%, 11/1/29	600	627,906
4.00%, 11/1/30	670	699,989
Salt Lake City, UT, Public Utilities Revenue, 4.00%, 2/1/37	2,545	2,678,027
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,950	2,942,625
Spotsylvania County, VA, Water and Sewer System Revenue, 3.00%, 12/1/31	1,315	1,351,583
Texas Water Development Board:
4.00%, 8/1/35	4,115	4,470,907
4.00%, 10/15/36	500	520,710
Wyoming, MI, Water Supply System Revenue, 5.00%, 6/1/27	405	440,446
		$ 27,208,232
Total Tax-Exempt Municipal Obligations (identified cost $572,387,421)		$584,222,211

Short-Term Investments — 8.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(4)	55,719,647	$ 55,719,647
Total Short-Term Investments (identified cost $55,719,647)		$ 55,719,647
Total Investments — 101.5% (identified cost $628,107,068)		$639,941,858
Other Assets, Less Liabilities — (1.5)%		$ (9,612,840)
Net Assets — 100.0%		$630,329,018
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2023.

27
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Portfolio of Investments — continued

(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
At January 31, 2023, the concentration of the Portfolio’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
Texas	14.5%
Others, representing less than 10% individually	78.2%
The Portfolio invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2023, 6.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.6% to 5.0% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
28
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Statement of Assets and Liabilities

January 31, 2023
Assets
Unaffiliated investments, at value (identified cost $572,387,421)	$ 584,222,211
Affiliated investment, at value (identified cost $55,719,647)	55,719,647
Cash	8
Interest receivable	6,378,003
Dividends receivable from affiliated investment	111,401
Receivable for investments sold	8,383,951
Receivable from affiliates	9,462
Total assets	$654,824,683
Liabilities
Payable for investments purchased	$ 9,774,071
Payable for when-issued securities	14,402,720
Payable to affiliate:
Investment adviser fee	155,292
Accrued expenses	163,582
Total liabilities	$ 24,495,665
Net Assets applicable to investors' interest in Portfolio	$630,329,018
29
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Statement of Operations

Year Ended
January 31, 2023
Investment Income
Dividend income from affiliated investment	$ 545,556
Interest income	18,109,584
Total investment income	$ 18,655,140
Expenses
Investment adviser fee	$ 2,264,046
Trustees’ fees and expenses	44,499
Custodian fee	172,026
Legal and accounting services	63,434
Miscellaneous	12,317
Total expenses	$ 2,556,322
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 120,454
Total expense reductions	$ 120,454
Net expenses	$ 2,435,868
Net investment income	$ 16,219,272
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (40,329,415)
Net realized loss	$(40,329,415)
Change in unrealized appreciation (depreciation):
Investments	$ (5,324,332)
Net change in unrealized appreciation (depreciation)	$ (5,324,332)
Net realized and unrealized loss	$(45,653,747)
Net decrease in net assets from operations	$(29,434,475)
30
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Statements of Changes in Net Assets

	Year Ended January 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 16,219,272	$ 16,140,421
Net realized gain (loss)	(40,329,415)	3,510,528
Net change in unrealized appreciation (depreciation)	(5,324,332)	(43,090,606)
Net decrease in net assets from operations	$ (29,434,475)	$ (23,439,657)
Capital transactions:
Contributions	$ 119,410,259	$ 108,966,195
Withdrawals	(398,372,985)	(58,460,755)
Portfolio transaction fee	675,234	250,960
Net increase (decrease) in net assets from capital transactions	$(278,287,492)	$ 50,756,400
Net increase (decrease) in net assets	$(307,721,967)	$ 27,316,743
Net Assets
At beginning of year	$ 938,050,985	$ 910,734,242
At end of year	$ 630,329,018	$938,050,985
31
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Financial Highlights

	Year Ended January 31,
Ratios/Supplemental Data	2023	2022	2021	2020	2019
Ratios (as a percentage of average daily net assets):
Expenses (1)	0.35% (2)	0.35%	0.35%	0.35%	0.35%
Net investment income	2.30%	1.69%	1.94%	2.17%	2.16%
Portfolio Turnover	84%	22%	51%	28%	78%
Total Return(1)	(1.58)%	(2.44)%	4.66%	7.88%	3.11%
Net assets, end of year (000’s omitted)	$630,329	$938,051	$910,734	$729,373	$612,428
(1)	The investment adviser and sub-adviser reimbursed certain operating expenses (equal to 0.01% of average daily net assets for each of the years ended January 31, 2023, 2022, 2021, 2020 and 2019). Absent this reimbursement, total return would be lower.
(2)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio's investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended January 31, 2023).
32
See Notes to Financial Statements.

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
5-to-15 Year Laddered Municipal Bond Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to seek current income exempt from regular federal income tax. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At January 31, 2023, Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund held an interest of approximately 100% in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.
As of January 31, 2023, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
F  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
33

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Notes to Financial Statements — continued

G  When-Issued Securities and Delayed Delivery Transactions—The Portfolio may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
H  Capital Transactions—To seek to protect the Portfolio (and, indirectly, other investors in the Portfolio) against the costs of accommodating investor inflows and outflows, the Portfolio imposed a fee (“Portfolio transaction fee”) on inflows and outflows by Portfolio investors. The Portfolio transaction fee was sized to cover the estimated cost to the Portfolio of, in connection with issuing interests, converting the cash and/or other instruments it received to the desired composition and, in connection with redeeming its interests, converting Portfolio holdings to cash and/or other instruments to be distributed. Such fee, which may have varied over time, was limited to amounts that had been authorized by the Board of Trustees and determined by Eaton Vance Management (EVM) to be appropriate. The maximum Portfolio transaction fee was 2% of the amount of net contributions or withdrawals. The Portfolio transaction fee is recorded as a component of capital transactions on the Statements of Changes in Net Assets. Effective after the close of business on December 23, 2022, the Portfolio transaction fee was discontinued.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The investment adviser fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
For the year ended January 31, 2023, the Portfolio’s investment adviser fee amounted to $2,264,046 or 0.32% of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Parametric Portfolio Associates LLC (Parametric), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Pursuant to a voluntary expense reimbursement, BMR and Parametric were allocated $86,668 in total of the Portfolio’s operating expenses for the year ended January 31, 2023.
Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended January 31, 2023, the investment adviser fee paid was reduced by $33,786 relating to the Portfolio’s investment in the Liquidity Fund.
Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $584,763,618 and $858,654,154, respectively, for the year ended January 31, 2023.
34

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$628,016,718
Gross unrealized appreciation	$ 18,564,843
Gross unrealized depreciation	(6,639,703)
Net unrealized appreciation	$ 11,925,140
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended January 31, 2023.
6  Investments in Affiliated Funds
At January 31, 2023, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $55,719,647, which represents 8.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the year ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund	$ —	$411,886,508	$(356,166,861)	$ —	$ —	$55,719,647	$545,556	55,719,647
7  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
35

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Notes to Financial Statements — continued

At January 31, 2023, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 584,222,211	$ —	$ 584,222,211
Short-Term Investments	55,719,647	—	—	55,719,647
Total Investments	$55,719,647	$584,222,211	$ —	$639,941,858
8  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio's performance, or the performance of the securities in which the Portfolio invests.
36

5-to-15 Year Laddered Municipal Bond Portfolio
January 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of 5-to-15 Year Laddered Municipal Bond Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of 5-to-15 Year Laddered Municipal Bond Portfolio (the "Portfolio"), including the portfolio of investments, as of January 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of January 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 22, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
37

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Municipals Trust II (the Trust) and 5-to-15 Year Laddered Municipal Bond Portfolio are responsible for the overall management and supervision of the Trust's and the Portfolio's affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's and the Portfolio's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 130 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust and the Portfolio.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
38

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
39

Parametric
TABS 5-to-15 Year Laddered Municipal Bond Fund
January 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.
40

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
41

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
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We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
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Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
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Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
42

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
43

This Page Intentionally Left Blank

Investment Adviser of 5-to-15 Year Laddered Municipal Bond Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Adviser and Administrator of Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

22626    1.31.23

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
Annual Report
January 31, 2023

Commodity Futures Trading Commission Registration.  The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund's adviser and Parametric Portfolio Associates LLC (Parametric), sub-adviser to the Fund, are registered with the CFTC as commodity pool operators. The adviser and Parametric are also registered as commodity trading advisors.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-260-0761.

Annual Report January 31, 2023
Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Management’s Discussion of Fund Performance†

Economic and Market Conditions
The volatile 12-month period starting February 1, 2022, encompassed the worst one-month performance for municipal bond returns since 2008 and the best one-month performance in 36 years.
As the period began, municipal rates -- along with U.S. Treasury rates -- rose as investors became increasingly concerned about the twin threats of inflation and interest rate hikes. On February 24, 2022, Russia’s invasion of Ukraine sent shock waves through markets worldwide, exacerbating inflationary pressures on energy and food prices. In March, the U.S. Federal Reserve (the Fed) ended a two-year period of near-zero-percent interest rates with a 0.25% increase, its first hike since 2018.
As investors recognized the potential for the Fed to raise interest rates at every policy meeting in 2022 to combat inflation, the Bloomberg Municipal Bond Index (the Municipal Index), a broad measure of the municipal bond market, declined 8.98% during the first half of 2022. Municipal bond mutual funds, which had reported net inflows during all but one week of 2021, recorded their worst outflow cycle on record.
In July 2022, however, municipal bond performance briefly turned positive. Helped by a light supply of new issues and increased demand from the reinvestment of maturing debt and coupon payments, municipal mutual funds experienced their first net inflows since January.
From August through October 2022, municipal performance turned negative again. Fund outflows resumed as investors reacted to statements by Fed officials that they were not done with rate hikes and fighting inflation remained the central bank’s top priority. After the Fed’s third straight 0.75% rate hike, the Municipal Index fell 3.84% in September -- its worst one-month performance in 14 years.
But in the final months of the period, municipal performance made another U-turn. Despite the Fed announcing a fourth 0.75% rate hike in November, the Municipal Index rose 4.68% during the month -- its best monthly performance since 1986. The rally was driven by multiple factors, including Fed signals that future rate hikes might be smaller, lower supplies of new municipal bond issues, growing investor demand, and positive inflows into separately managed accounts and exchange-traded funds, or ETFs.
The Fed indeed delivered a smaller 0.50% rate hike in December, but raised expectations of how high rates might go in 2023. The Municipal Index -- helped by attractive yields and limited supply -- nonetheless eked out a slightly positive performance in December. As the period came to a close in January 2023, municipal bonds delivered a third straight month of positive performance, driven by a light supply of new issues and the return of inflows into open-end mutual funds.
For the period as a whole, the Municipal Index returned -3.25% as interest rates rose and bond prices declined across the municipal bond yield curve. Municipal bonds outperformed U.S. Treasurys along the curve as well. Higher quality municipal bonds generally outperformed lower quality municipal bonds, reflecting decreased investor appetite for risk during the period.
Fund Performance
For the 12-month period ended January 31, 2023, Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the Fund) returned -0.37% for Class A shares at net asset value (NAV), outperforming its benchmark, the Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index (the Index), which returned -0.64%.
The Index is unmanaged, and returns do not reflect any applicable sales charges, commissions, or expenses.
The Fund seeks to invest primarily in general obligation bonds or revenue bonds, and seeks to weigh investments so that at least 5% and not more than 15% of its net assets are invested in obligations with a final maturity in a year within the 1-to-10 year range. The Fund’s objective is to seek current income exempt from regular federal income tax. The investment sub-adviser's process for selecting obligations for purchase and sale emphasizes the creditworthiness of the issuer or other person obligated to repay the obligation and the relative value of the obligation in the market.
Active security selection and relative-value trading -- a strategy that seeks to take advantage of price and rate differences among similar securities -- contributed to Fund performance relative to the Index during the period. In particular, relative performance benefited from security selections and overweight positions in the housing and education sectors.
Yield-curve positioning -- largely determined by the Fund’s laddered structure -- also contributed to returns versus the Index. During a period when shorter maturity bonds generally underperformed longer maturity issues, the Fund held underweight positions in 1-4 year bonds and overweight positions in 9-11 year bonds (11-year bonds are not included in the Index).
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
2

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Management’s Discussion of Fund Performance† — continued

Duration management contributed to performance versus the Index as well. From February through May 2022, the Fund’s duration was lower than that of the Index, which contributed to relative performance as municipal interest rates rose. But in June, and again from September through November 2022, the Fund’s duration was increased as municipal interest rates reached record highs. This additional interest rate exposure helped relative returns during the final months of the period as municipal bonds rallied and their rates declined.
In contrast, credit quality detracted from performance versus the Index. The Fund’s overweight positions in lower quality A-rated and BBB-rated bonds hurt relative performance as credit spreads widened during the period, and lower rated bonds generally underperformed higher rated bonds.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
3

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Performance

Portfolio Manager(s) Brian C. Barney, CFA, Devin J. Cooch, CFA and Alison Wagner, CFA, each of Parametric Portfolio Associates LLC
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	05/04/2015	05/04/2015	(0.37)%	1.85%	1.82%
Class A with 3.25% Maximum Sales Charge	—	—	(3.65)	1.19	1.38
Class C at NAV	05/04/2015	05/04/2015	(1.12)	1.09	1.06
Class C with 1% Maximum Deferred Sales Charge	—	—	(2.10)	1.09	1.06
Class I at NAV	05/04/2015	05/04/2015	(0.12)	2.11	2.09

Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index	—	—	(0.64)%	1.76%	1.67%
% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	0.78%	1.53%	0.53%
Net	0.65	1.40	0.40
% Distribution Rates/Yields[4]	Class A	Class C	Class I
Distribution Rate	2.50%	1.75%	2.74%
SEC 30-day Yield – Subsidized	2.47	1.81	2.80
SEC 30-day Yield – Unsubsidized	2.26	1.59	2.59
Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.
Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	05/04/2015	$10,851	N.A.
Class I, at minimum investment	$1,000,000	05/04/2015	$1,173,691	N.A.
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Furthermore, returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the redemption of Fund shares. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.
4

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Fund Profile

Credit Quality (% of total investments)[1]
Footnotes:
[1]	For purposes of the Fund’s rating restrictions, ratings are based on Moody’s Investors Service, Inc. (“Moody’s”), S&P Global Ratings (“S&P”) or Fitch Ratings (“Fitch”), as applicable. If securities are rated differently by the ratings agencies, the highest rating is applied. Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P or Fitch (Baa or higher by Moody’s) are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by the national ratings agencies stated above.
5

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Endnotes and Additional Disclosures

†	The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]	Bloomberg Short-Intermediate 1-10 Year Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 1-10 years. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charges reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 5/31/23. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report. Performance reflects expenses waived and/or reimbursed, if applicable. Without such waivers and/or reimbursements, performance would have been lower.
[4]	The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as tax-exempt income, qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. As portfolio and market conditions change, the rate of distributions paid by the Fund could change. The SEC Yield is a standardized measure based on the estimated yield to maturity of a fund’s investments over a 30-day period and is based on the maximum offer price at the date specified. The SEC Yield is not based on the distributions made by the Fund, which may differ. Subsidized yield reflects the effect of fee waivers and expense reimbursements.
Fund profile subject to change due to active management.
Additional Information
Bloomberg Municipal Bond Index is an unmanaged index of municipal bonds traded in the U.S.
Yield curve is a graphical representation of the yields offered by bonds of various maturities. The yield curve flattens when long-term interest rates fall and/or short-term interest rates increase, and the yield curve steepens when long-term interest rates increase and/or short-term interest rates fall.
Duration is a measure of the expected change in price of a bond — in percentage terms — given a one percent change in interest rates, all else being constant. Securities with lower durations tend to be less sensitive to interest rate changes.
Credit spread is the difference in yield between a U.S. Treasury bond and another debt security of the same maturity but different credit quality.

6

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2022 to January 31, 2023).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (8/1/22)	Ending Account Value (1/31/23)	Expenses Paid During Period* (8/1/22 – 1/31/23)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$1,019.60	$3.21**	0.63%
Class C	$1,000.00	$1,015.80	$7.01**	1.38%
Class I	$1,000.00	$1,020.90	$1.94**	0.38%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,022.03	$3.21**	0.63%
Class C	$1,000.00	$1,018.25	$7.02**	1.38%
Class I	$1,000.00	$1,023.29	$1.94**	0.38%
*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2022.
**	Absent an allocation of certain expenses to affiliates, expenses would be higher.
7

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Portfolio of Investments

Tax-Exempt Municipal Obligations — 94.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.5%
Texas Water Development Board, 4.55%, 10/15/38	$1,500	$ 1,661,565
Vermont Municipal Bond Bank, 5.00%, 12/1/28	160	172,120
		$ 1,833,685
Education — 10.5%
Alabama Public School and College Authority, Social Bonds, 4.00%, 11/1/36	$1,500	$ 1,580,565
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 3.30%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	1,000	971,590
Bethlehem Area School District Authority, PA, 3.231%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/32(1)	2,300	2,241,327
Los Ranchos de Albuquerque, NM, (Albuquerque Academy), 5.00%, 9/1/26	150	161,474
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	258,837
UCF Stadium Corp., FL, 5.00%, 3/1/23	250	250,380
University of California:
5.00%, 5/15/28(2)	1,500	1,722,015
5.00%, 5/15/29(2)	350	410,865
Vermont State Colleges, 5.00%, 7/1/24	100	100,831
		$ 7,697,884
Electric Utilities — 6.3%
Foley Utilities Board, AL:
5.00%, 11/1/30	$755	$ 878,337
5.00%, 11/1/31	900	1,062,567
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.30% to 10/1/26 (Put Date), 10/1/46	1,700	1,730,515
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	175	175,950
Seattle, WA, Municipal Light and Power Revenue, 1.91%, (SIFMA + 0.25%), 11/1/26 (Put Date), 5/1/45(1)	500	490,580
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	261,623
		$ 4,599,572
Escrowed/Prerefunded — 0.1%
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), Escrowed to Maturity, 5.00%, 9/1/23	$35	$ 35,520
		$ 35,520
Security	Principal Amount (000's omitted)	Value
General Obligations — 19.3%
Amarillo Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27	$750	$ 829,800
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	25	25,333
California, 2.85%, 12/1/32	500	496,625
Campton Township, IL, 5.00%, 12/15/23	105	107,072
Corpus Christi Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	395	410,425
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	52,544
El Monte Union High School District, CA, (Election of 2018):
4.00%, 6/1/31	100	106,786
4.00%, 6/1/32	150	159,994
Illinois, 5.00%, 3/1/25	1,750	1,821,102
Lakeland, FL, 5.00%, 10/1/24	50	52,045
Minneapolis Special School District No. 1, MN:
5.00%, 2/1/24	1,000	1,025,870
5.00%, 2/1/30	1,815	2,133,968
North Carolina, 2.00%, 6/1/33	1,365	1,242,778
Pecos-Barstow-Toyah Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/24	625	642,131
5.00%, 2/15/28	250	282,650
Spring-Ford Area School District, PA:
5.00%, 4/1/27	280	310,640
5.00%, 4/1/28	300	339,783
5.00%, 4/1/30	135	158,261
Torrance Unified School District, CA , (Election of 2008), 0.00%, 8/1/26	2,000	1,815,440
Victor Valley Union High School District, CA, (Election of 2008), Prerefunded to 8/1/23, 0.00%, 8/1/52	5,650	1,033,611
White Bear Lake Area Independent School District No. 624, MN, 5.00%, 2/1/29	1,000	1,160,800
		$14,207,658
Hospital — 5.1%
Colorado Health Facilities Authority, (Vail Valley Medical Center), 4.00%, 1/15/25	$25	$ 25,652
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/28	1,000	1,096,320
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 5.00%, 8/15/25	30	31,635
Pima County Industrial Development Authority, AZ, (Tucson Medical Center), 5.00%, 4/1/32	1,000	1,134,340

8
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Public Finance Authority, WI, (Renown Regional Medical Center), 5.00%, 6/1/25	$375	$ 391,530
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	37,498
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group):
5.00% to 1/30/24 (Put Date), 8/15/54	500	511,490
5.00% to 7/29/26 (Put Date), 8/15/54	500	538,875
		$ 3,767,340
Housing — 11.7%
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52	$500	$ 546,170
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):
0.85%, 1/1/28	100	88,870
0.95%, 7/1/28	285	251,706
(SPA: TD Bank, N.A.), 1.60%, 7/1/49(3)	1,500	1,500,000
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52	1,000	1,091,180
New York Mortgage Agency:
2.05%, 4/1/28	230	217,776
2.10%, 10/1/28	135	127,513
2.25%, 4/1/30	325	300,420
2.30%, 10/1/30	395	365,833
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54	750	826,418
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,000	1,089,920
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	2,000	2,220,080
		$ 8,625,886
Insured - Education — 0.9%
Troy University, AL, (AGM), 5.00%, 11/1/33	$590	$ 688,807
		$ 688,807
Insured - Electric Utilities — 1.2%
Georgia Municipal Electric Authority, (Plant Vogtle Units 3 & 4 Project M):
(AGM), 5.00%, 7/1/27	$240	$ 265,457
(AGM), 5.00%, 7/1/28	270	304,039
(AGM), 5.00%, 7/1/29	235	268,743
		$ 838,239
Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded — 0.1%
New Britain, CT:
(BAM), Escrowed to Maturity, 5.00%, 3/1/23	$30	$ 30,061
(BAM), Escrowed to Maturity, 5.00%, 3/1/25	50	52,720
		$ 82,781
Insured - General Obligations — 4.0%
Fort Bend County Municipal Utility District No. 58, TX, (BAM), 3.00%, 4/1/27	$90	$ 91,294
Glendale Union High School District No. 205, AZ, (AGM), 5.00%, 7/1/33	625	750,088
Rancho Santiago Community College District, CA, (Election of 2002):
(AGM), 0.00%, 9/1/27	750	668,783
(AGM), 0.00%, 9/1/28	1,210	1,047,533
(AGM), 0.00%, 9/1/30	500	405,515
		$ 2,963,213
Insured - Lease Revenue/Certificates of Participation — 1.6%
Fairfield, CA, Certificates of Participation, (AGC), 0.00%, 4/1/33	$1,330	$ 947,372
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	180	189,416
		$ 1,136,788
Insured - Special Tax Revenue — 0.0%(4)
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$10	$ 10,432
		$ 10,432
Insured - Transportation — 1.5%
New Orleans Aviation Board, LA, (AGM), 5.00%, 1/1/28	$1,000	$ 1,118,660
		$ 1,118,660
Insured - Water and Sewer — 0.1%
Hamburg Municipal Authority, PA, Sewer Revenue, (AGM), 2.00%, 10/1/30	$75	$ 68,912
		$ 68,912
Lease Revenue/Certificates of Participation — 1.7%
Aspen Fire Protection District, CO:
4.00%, 12/1/23	$120	$ 121,402
4.00%, 12/1/25	165	171,841
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/23	225	229,781
Greater Texas Cultural Education Facilities Finance Corp., (Epicenter Multipurpose Facilities), 5.00%, 3/1/29	150	170,835

9
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Portfolio of Investments — continued

Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Miami-Dade County School Board, FL, 5.00%, 2/1/24	$300	$ 307,491
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	250,127
		$ 1,251,477
Other Revenue — 8.4%
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/27	$255	$ 273,082
5.00%, 12/1/28	545	582,720
5.00%, 12/1/29	600	639,492
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/29 (Put Date), 12/1/52	2,250	2,379,285
San Antonio, TX, Electric and Gas Systems Revenue, 2.00% to 12/1/27 (Put Date), 2/1/49	2,400	2,304,864
		$ 6,179,443
Senior Living/Life Care — 4.8%
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/31	$1,225	$ 1,264,310
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/24	60	61,427
5.00%, 11/15/25	60	62,092
5.00%, 11/15/29	830	849,422
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	101,108
Colorado Health Facilities Authority, (Commonspirit Health Obligations), 5.25%, 11/1/34	500	574,110
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	50,269
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/23	75	74,812
4.00%, 11/15/24	65	64,587
4.00%, 11/15/25	125	123,630
4.00%, 11/15/27	45	44,000
4.00%, 11/15/28	30	29,137
4.00%, 11/15/29	50	48,209
4.00%, 11/15/30	190	181,758
		$ 3,528,871
Special Tax Revenue — 0.4%
Allentown Neighborhood Improvement Zone Development Authority, PA, 5.00%, 5/1/24	$150	$ 153,233
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
New York Urban Development Corp., Personal Income Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/26	$100	$ 100,308
		$ 253,541
Transportation — 7.9%
Central Texas Regional Mobility Authority:
5.00%, 1/1/25	$500	$ 515,035
5.00%, 1/1/27	400	425,536
El Paso, TX, (El Paso International Airport), 5.00%, 8/15/25	660	703,494
Hawaii, Highway Revenue, 5.00%, 1/1/29	2,500	2,725,075
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	250	265,760
Ohio, Major New State Infrastructure Project Revenue, 5.00%, 12/15/32	1,000	1,192,460
		$ 5,827,360
Water and Sewer — 5.9%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$ 57,386
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	349,871
Miami-Dade County, FL, Water and Sewer System Revenue, 5.00%, 10/1/24	1,000	1,041,560
North Penn Water Authority, PA, 2.12%, (SIFMA + 0.46%), 11/1/23(1)	400	399,976
Southeast Energy Authority, AL, (Project No. 2), 4.00% to 12/1/31 (Put Date), 12/1/51	2,500	2,493,750
		$ 4,342,543
Total Tax-Exempt Municipal Obligations (identified cost $68,076,681)		$69,058,612

Short-Term Investments — 8.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(5)	6,057,601	$ 6,057,601
Total Short-Term Investments (identified cost $6,057,601)		$ 6,057,601
Total Investments — 102.2% (identified cost $74,134,282)		$75,116,213
Other Assets, Less Liabilities — (2.2)%		$ (1,638,333)
Net Assets — 100.0%		$73,477,880

10
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Portfolio of Investments — continued

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(2)	When-issued security.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at January 31, 2023.
(4)	Amount is less than 0.05%.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
At January 31, 2023, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
Texas	14.0%
California	12.4%
Others, representing less than 10% individually	67.6%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At January 31, 2023, 9.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.5% to 7.5% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement
11
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Statement of Assets and Liabilities

January 31, 2023
Assets
Unaffiliated investments, at value (identified cost $68,076,681)	$ 69,058,612
Affiliated investment, at value (identified cost $6,057,601)	6,057,601
Interest receivable	532,592
Dividends receivable from affiliated investment	21,125
Receivable for Fund shares sold	85,111
Receivable from affiliates	11,515
Total assets	$75,766,556
Liabilities
Payable for when-issued securities	$ 2,076,332
Payable for Fund shares redeemed	100,314
Payable to affiliates:
Investment adviser and administration fee	19,381
Distribution and service fees	4,612
Accrued expenses	88,037
Total liabilities	$ 2,288,676
Net Assets	$73,477,880
Sources of Net Assets
Paid-in capital	$ 74,907,690
Accumulated loss	(1,429,810)
Net Assets	$73,477,880
Class A Shares
Net Assets	$ 9,005,572
Shares Outstanding	868,639
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.37
Maximum Offering Price Per Share (100 ÷ 96.75 of net asset value per share)	$ 10.72
Class C Shares
Net Assets	$ 3,197,566
Shares Outstanding	308,422
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 10.37
Class I Shares
Net Assets	$ 61,274,742
Shares Outstanding	5,903,945
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 10.38
On sales of $100,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
12
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Statement of Operations

Year Ended
January 31, 2023
Investment Income
Dividend income from affiliated investments	$ 157,508
Interest income	1,727,706
Total investment income	$ 1,885,214
Expenses
Investment adviser and administration fee	$ 267,634
Distribution and service fees:
Class A	27,716
Class C	32,719
Trustees’ fees and expenses	5,920
Custodian fee	28,960
Transfer and dividend disbursing agent fees	32,172
Legal and accounting services	57,351
Printing and postage	9,806
Registration fees	46,082
Miscellaneous	12,622
Total expenses	$ 520,982
Deduct:
Waiver and/or reimbursement of expenses by affiliates	$ 136,465
Total expense reductions	$ 136,465
Net expenses	$ 384,517
Net investment income	$ 1,500,697
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (2,440,772)
Investment transactions - affiliated investment	(457)
Net realized loss	$(2,441,229)
Change in unrealized appreciation (depreciation):
Investments	$ (225,245)
Investments - affiliated investment	1
Net change in unrealized appreciation (depreciation)	$ (225,244)
Net realized and unrealized loss	$(2,666,473)
Net decrease in net assets from operations	$(1,165,776)
13
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Statements of Changes in Net Assets

	Year Ended January 31,
	2023	2022
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,500,697	$ 977,937
Net realized gain (loss)	(2,441,229)	185,148
Net change in unrealized appreciation (depreciation)	(225,244)	(2,947,009)
Net decrease in net assets from operations	$ (1,165,776)	$ (1,783,924)
Distributions to shareholders:
Class A	$ (178,045)	$ (172,745)
Class C	(30,862)	(13,244)
Class I	(1,334,584)	(952,556)
Total distributions to shareholders	$ (1,543,491)	$ (1,138,545)
Transactions in shares of beneficial interest:
Class A	$ (5,085,490)	$ (7,808,204)
Class C	(309,226)	(292,649)
Class I	(12,082,234)	11,542,612
Net increase (decrease) in net assets from Fund share transactions	$(17,476,950)	$ 3,441,759
Net increase (decrease) in net assets	$(20,186,217)	$ 519,290
Net Assets
At beginning of year	$ 93,664,097	$ 93,144,807
At end of year	$ 73,477,880	$93,664,097
14
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Financial Highlights

	Class A
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 10.590	$ 10.910	$ 10.600	$ 10.240	$ 10.170
Income (Loss) From Operations
Net investment income	$ 0.171	$ 0.102	$ 0.132	$ 0.172	$ 0.157
Net realized and unrealized gain (loss)	(0.215)	(0.303)	0.308	0.360	0.070
Total income (loss) from operations	$ (0.044)	$ (0.201)	$ 0.440	$ 0.532	$ 0.227
Less Distributions
From net investment income	$ (0.169)	$ (0.100)	$ (0.130)	$ (0.172)	$ (0.157)
From net realized gain	(0.007)	(0.019)	—	—	—
Total distributions	$ (0.176)	$ (0.119)	$ (0.130)	$ (0.172)	$ (0.157)
Net asset value — End of year	$10.370	$10.590	$10.910	$10.600	$10.240
Total Return(1)(2)	(0.37)%	(1.87)%	4.19%	5.23%	2.26%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 9,006	$ 14,526	$ 22,853	$ 19,901	$ 17,978
Ratios (as a percentage of average daily net assets):
Expenses (2)	0.64% (3)	0.65%	0.65%	0.65%	0.65%
Net investment income	1.57%	0.92%	1.23%	1.64%	1.56%
Portfolio Turnover	90%	34%	81%	41%	91%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.16%, 0.13%, 0.16%, 0.18% and 0.20% of average daily net assets for the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(3)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the year ended January 31, 2023).
15
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Financial Highlights — continued

	Class C
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 10.590	$ 10.910	$ 10.590	$ 10.240	$ 10.170
Income (Loss) From Operations
Net investment income	$ 0.093	$ 0.019	$ 0.053	$ 0.093	$ 0.081
Net realized and unrealized gain (loss)	(0.214)	(0.302)	0.318	0.350	0.070
Total income (loss) from operations	$ (0.121)	$ (0.283)	$ 0.371	$ 0.443	$ 0.151
Less Distributions
From net investment income	$ (0.092)	$ (0.018)	$ (0.051)	$ (0.093)	$ (0.081)
From net realized gain	(0.007)	(0.019)	—	—	—
Total distributions	$ (0.099)	$ (0.037)	$ (0.051)	$ (0.093)	$ (0.081)
Net asset value — End of year	$10.370	$10.590	$10.910	$10.590	$10.240
Total Return(1)(2)	(1.12)%	(2.60)%	3.52%	4.35%	1.50%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 3,198	$ 3,591	$ 3,994	$ 3,875	$ 3,951
Ratios (as a percentage of average daily net assets):
Expenses (2)	1.39% (3)	1.40%	1.40%	1.40%	1.40%
Net investment income	0.89%	0.17%	0.48%	0.90%	0.80%
Portfolio Turnover	90%	34%	81%	41%	91%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.
(2)	The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.16%, 0.13%, 0.16%, 0.18% and 0.20% of average daily net assets for the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(3)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the year ended January 31, 2023).
16
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Financial Highlights — continued

	Class I
	Year Ended January 31,
	2023	2022	2021	2020	2019
Net asset value — Beginning of year	$ 10.600	$ 10.920	$ 10.610	$ 10.250	$ 10.180
Income (Loss) From Operations
Net investment income	$ 0.196	$ 0.127	$ 0.159	$ 0.198	$ 0.182
Net realized and unrealized gain (loss)	(0.214)	(0.301)	0.308	0.360	0.070
Total income (loss) from operations	$ (0.018)	$ (0.174)	$ 0.467	$ 0.558	$ 0.252
Less Distributions
From net investment income	$ (0.195)	$ (0.127)	$ (0.157)	$ (0.198)	$ (0.182)
From net realized gain	(0.007)	(0.019)	—	—	—
Total distributions	$ (0.202)	$ (0.146)	$ (0.157)	$ (0.198)	$ (0.182)
Net asset value — End of year	$10.380	$10.600	$10.920	$10.610	$10.250
Total Return(1)(2)	(0.12)%	(1.62)%	4.45%	5.49%	2.51%
Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$ 61,275	$ 75,548	$ 66,298	$ 47,792	$ 31,936
Ratios (as a percentage of average daily net assets):
Expenses (2)	0.39% (3)	0.40%	0.40%	0.40%	0.40%
Net investment income	1.88%	1.17%	1.46%	1.88%	1.79%
Portfolio Turnover	90%	34%	81%	41%	91%
(1)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.
(2)	The investment adviser and administrator and the sub-adviser reimbursed certain operating expenses (equal to 0.16%, 0.13%, 0.16%, 0.18% and 0.20% of average daily net assets for the years ended January 31, 2023, 2022, 2021, 2020 and 2019, respectively). Absent this reimbursement, total return would be lower.
(3)	Includes a reduction by the investment adviser and administrator of a portion of its investment adviser and administration fee due to the Fund’s investment in the Liquidity Fund (equal to 0.01% of average daily net assets for the year ended January 31, 2023).
17
See Notes to Financial Statements.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Notes to Financial Statements

1  Significant Accounting Policies
Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the Fund) is a diversified series of Eaton Vance Municipals Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund's investment objective is to provide current income exempt from regular federal income tax. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.
The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, the Trustees have designated the Fund’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions and Related Income—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.
C  Federal Taxes—The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. The Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by the Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.
As of January 31, 2023, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
D  Expenses—The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.
E  Legal Fees—Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.
18

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Notes to Financial Statements — continued

F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
H  When-Issued Securities and Delayed Delivery Transactions—The Fund may purchase securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract.
2  Distributions to Shareholders and Income Tax Information
The net investment income of the Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.
The tax character of distributions declared for the years ended January 31, 2023 and January 31, 2022 was as follows:
	Year Ended January 31,
	2023	2022
Tax-exempt income	$1,360,117	$966,408
Ordinary income	$ 152,565	$110,494
Long-term capital gains	$ 30,809	$ 61,643
As of January 31, 2023, the components of distributable earnings (accumulated loss) on a tax basis were as follows:
Undistributed tax-exempt income	$ 15,887
Deferred capital losses	(2,434,165)
Net unrealized appreciation	988,468
Accumulated loss	$(1,429,810)
At January 31, 2023, the Fund, for federal income tax purposes, had deferred capital losses of $2,434,165 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at January 31, 2023, $1,226,020 are short-term and $1,208,145 are long-term.
19

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Notes to Financial Statements — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2023, as determined on a federal income tax basis, were as follows:
Aggregate cost	$74,127,745
Gross unrealized appreciation	$ 1,821,924
Gross unrealized depreciation	(833,456)
Net unrealized appreciation	$ 988,468
3  Investment Adviser and Administration Fee and Other Transactions with Affiliates
The investment adviser and administration fee is earned by Eaton Vance Management (EVM), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory and administrative services rendered to the Fund. The investment adviser and administration fee is computed at an annual rate as a percentage of average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.3200%
$1 billion but less than $2.5 billion	0.3075%
$2.5 billion but less than $5 billion	0.2950%
$5 billion and over	0.2875%
For the year ended January 31, 2023, the investment adviser and administration fee amounted to $267,634 or 0.32% of the Fund's average daily net assets. Pursuant to an investment sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM and an indirect, wholly-owned subsidiary of Morgan Stanley. EVM pays Parametric a portion of its investment adviser and administration fee for sub-advisory services provided to the Fund.
Effective April 26, 2022, the Fund may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser and administration fee paid by the Fund is reduced by an amount equal to its pro-rata share of the advisory and administration fee paid by the Fund due to its investment in the Liquidity Fund. For the year ended January 31, 2023, the investment adviser and administration fee paid was reduced by $10,462 relating to the Fund’s investment in the Liquidity Fund. Prior to April 26, 2022, the Fund may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
EVM and Parametric have agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding such expenses as borrowing costs, taxes or litigation expenses) exceed 0.65%, 1.40% and 0.40% of the Fund’s average daily net assets for Class A, Class C and Class I, respectively. This agreement may be changed or terminated after May 31, 2023. Pursuant to this agreement, EVM and Parametric were allocated $126,003 in total of the Fund's operating expenses for the year ended January 31, 2023.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended January 31, 2023, EVM earned $2,714 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $972 as its portion of the sales charge on sales of Class A shares for the year ended January 31, 2023. EVD also received distribution and service fees from Class A and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5).
Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended January 31, 2023, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.
20

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Notes to Financial Statements — continued

4  Distribution Plans
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended January 31, 2023 amounted to $27,716 for Class A shares.
The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended January 31, 2023, the Fund paid or accrued to EVD $24,539 for Class C shares.
Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended January 31, 2023 amounted to $8,180 for Class C shares.
Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority Rule 2341(d).
5  Contingent Deferred Sales Charges
A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within 12 months of purchase. Class A shares may be subject to a 0.75% (1% prior to April 29, 2022) CDSC if redeemed within 12 months (18 months prior to April 29, 2022) of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended January 31, 2023, the Fund was informed that EVD received approximately $25,000 and $500 of CDSCs paid by Class A and Class C shareholders, respectively.
6  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $71,139,689 and $90,009,523, respectively, for the year ended January 31, 2023.
7  Shares of Beneficial Interest
The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares, including direct exchanges pursuant to share class conversions for all periods presented, were as follows:
	Year Ended January 31, 2023		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class A
Sales	127,739	$ 1,306,576	556,525	$ 6,050,061
Issued to shareholders electing to receive payments of distributions in Fund shares	17,448	177,448	15,497	167,915
Redemptions	(648,240)	(6,569,514)	(1,294,640)	(14,026,180)
Net decrease	(503,053)	$ (5,085,490)	(722,618)	$ (7,808,204)
Class C
Sales	69,657	$ 699,085	33,698	$ 366,553
Issued to shareholders electing to receive payments of distributions in Fund shares	3,041	30,862	1,221	13,244
Redemptions	(103,349)	(1,039,173)	(61,857)	(672,446)
Net decrease	(30,651)	$ (309,226)	(26,938)	$ (292,649)
21

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Notes to Financial Statements — continued

	Year Ended January 31, 2023		Year Ended January 31, 2022
	Shares	Amount	Shares	Amount
Class I
Sales	5,026,077	$ 51,335,670	3,090,695	$ 33,631,922
Issued to shareholders electing to receive payments of distributions in Fund shares	131,048	1,333,361	87,577	949,843
Redemptions	(6,379,165)	(64,751,265)	(2,122,112)	(23,039,153)
Net increase (decrease)	(1,222,040)	$(12,082,234)	1,056,160	$ 11,542,612
8  Line of Credit
The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended January 31, 2023.
9  Investments in Affiliated Funds
At January 31, 2023, the value of the Fund's investment in affiliated funds, including funds that may be deemed to be affiliated, was $6,057,601, which represents 8.2% of the Fund's net assets. Transactions in such investments by the Fund for the year ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$9,633,863	$ 15,094,195	$(24,727,602)	$ (457)	$ 1	$ —	$ 1,729	—
Liquidity Fund	—	100,881,225	(94,823,624)	—	—	6,057,601	155,779	6,057,601
Total				$(457)	$ 1	$6,057,601	$157,508
10  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
22

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Notes to Financial Statements — continued

At January 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$ 69,058,612	$ —	$ 69,058,612
Short-Term Investments	6,057,601	—	—	6,057,601
Total Investments	$6,057,601	$69,058,612	$ —	$75,116,213
11  Risks and Uncertainties
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Fund's performance, or the performance of the securities in which the Fund invests.
23

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Municipals Trust II and Shareholders of Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the “Fund”) (one of the funds constituting Eaton Vance Municipals Trust II), including the portfolio of investments, as of January 31, 2023, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2023, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2023, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
March 22, 2023
We have served as the auditor of one or more Eaton Vance investment companies since 1959.
24

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2024 will show the tax status of all distributions paid to your account in calendar year 2023. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding exempt-interest dividends.
Exempt-Interest Dividends. For the fiscal year ended January 31, 2023, the Fund designates 90.92% of distributions from net investment income as an exempt-interest dividend.
25

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Management and Organization

Fund Management. The Trustees of Eaton Vance Municipals Trust II (the Trust) are responsible for the overall management and supervision of the Trust's affairs. The Board members and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund’s current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 130 funds in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with MSIM, BMR, EVM and EV, which are affiliates of the Trust.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Formerly, Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- 2023).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.
26

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Formerly, Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (2021-2023).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
27

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
January 31, 2023
Management and Organization — continued

Name and Year of Birth	Trust Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
Nicholas S. Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly, Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.
28

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
29

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.
30

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.
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Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110
Investment Sub-Adviser
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 534439
Pittsburgh, PA 15253-4439
(800) 260-0761
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

21124    1.31.23

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a

Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

Eaton Vance High Yield Municipal Income Fund, Parametric TABS Intermediate-Term Municipal Bond Fund, Parametric TABS Short-Term Municipal Bond Fund, Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund, and Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust II (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 5 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

(a)-(d)

The following tables present the aggregate fees billed to each Fund for the Fund’s fiscal years ended January 31, 2022 and January 31, 2023 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Eaton Vance High Yield Municipal Income Fund

Fiscal Years Ended	1/31/22	1/31/23
Audit Fees	$79,050	$86,050
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$13,338	$0
All Other Fees(3)	$0	$0

Total	$92,388	$86,050

Parametric TABS Intermediate-Term Municipal Bond Fund

Fiscal Years Ended	1/31/22	1/31/23
Audit Fees	$40,950	$45,250
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,508	$1,825
All Other Fees(3)	$0	$0

Total	$50,458	$47,075

Parametric TABS 5-to-15 Year Laddered Municipal Bond Fund

Fiscal Years Ended	1/31/22	1/31/23
Audit Fees	$15,150	$17,650
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$6,483	$0
All Other Fees(3)	$0	$0

Total	$21,633	$17,650

Parametric TABS Short-Term Municipal Bond Fund

Fiscal Years Ended	1/31/22	1/31/23
Audit Fees	$40,650	$44,950
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$9,858	$1,825
All Other Fees(3)	$0	$0

Total	$50,508	$46,775

Parametric TABS 1-to-10 Year Laddered Municipal Bond Fund

Fiscal Years Ended	1/31/22	1/31/23
Audit Fees	$31,150	$34,750
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,321	$2,175
All Other Fees(3)	$0	$0

Total	$39,471	$36,925

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The Funds comprised all of the Series of the Trust at January 31, 2023, and have the same fiscal year end (January 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	1/31/22	1/31/23
Audit Fees	$233,000	$228,650
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$57,554	$5,825
All Other Fees(3)	$0	$0

Total	$290,554	$234,475

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	1/31/22	1/31/23
Registrant(1)	$57,554	$5,825
Eaton Vance(2)	$51,800	$52,836

(1)	Includes all of the Series of the Trust.
(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Morgan Stanley.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrant

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: March 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: March 24, 2023

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date: March 24, 2023